UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – December 31, 2010

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds®
Annual Report
December 31, 2010

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the fiscal year ended December 31, 2010, returns for Vanguard’s domestic

Tax-Managed Funds ranged from about 9% for the Tax-Managed Balanced Fund to about 26% for the Tax-Managed Small-Cap Fund.

> Although they aren’t bound by a strict indexing strategy, the three stock funds posted returns consistent with those of their benchmarks. The Tax-Managed

Balanced Fund trailed its index by more than 1 percentage point, largely because of turmoil in the municipal bond market late in the year.

> The funds distributed no capital gains, meeting their tax-management objectives as they have since inception.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Growth and Income Fund.	44
Tax-Managed Capital Appreciation Fund.	62
Tax-Managed Small-Cap Fund.	81
Your Fund’s After-Tax Returns.	101
About Your Fund’s Expenses.	103
Glossary.	105

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Tax-Managed Balanced Fund	9.22%
Tax-Managed Balanced Composite Index	10.81
Mixed-Asset Target Allocation Moderate Funds Average	11.41
Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	14.90%
Admiral™ Shares	14.99
Institutional Shares	15.04
S&P 500 Index	15.06
Large-Cap Core Funds Average	12.86
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	15.94%
Admiral™ Shares	16.02
Institutional Shares	16.08
Russell 1000 Index	16.10
Multi-Cap Core Funds Average	15.55
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	25.99%
Institutional Shares	26.09
S&P SmallCap 600 Index	26.31
Small-Cap Core Funds Average	25.21

Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Global financial markets took a roller-coaster ride in 2010. Still, despite the many ups and downs, U.S. stocks ended the year with double-digit gains. Returns for Vanguard’s domestic Tax-Managed Funds ranged from about 9% for the Tax-Managed Balanced Fund to about 26% for the Tax-Managed Small-Cap Fund.

Three of the funds were on track with their respective benchmarks for the period. The Tax-Managed Balanced Fund trailed its index by more than 1 percentage point, a result of the fund’s slightly larger allocation to municipal bonds. Late in the year the municipal market experienced unusual volatility, which helped produce a gap between the return of the fund’s bond allocation and its index—a theoretical construct that may not accurately capture muni returns during volatile periods.

The funds met their tax-efficiency objective, as they have since their inception. In the Performance at a Glance chart on page 8, you can see that the funds’ advisors, Vanguard’s Quantitative Equity Group and Fixed Income Group, continued to avoid distributing capital gains to shareholders. The advisors used a variety of portfolio management strategies to avoid realizing capital gains while deviating as little as possible from a pure indexing strategy.

You may wish to review the table showing after-tax returns for the past one, five, and ten years that appears later in this report.

Stocks rallied as the forecast seemed to brighten

After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign-debt challenges continued to reverberate through local stock markets.

Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme

Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Gains in all stock sectors boosted the funds’ performance

In last year’s investment environment, Vanguard’s four domestic Tax-Managed Funds posted impressive results. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.)

The Tax-Managed Small-Cap Fund led with a return of about 26%, as small-cap stocks generally performed significantly better than their larger counterparts. The Tax-Managed Capital Appreciation Fund, which invests in mid- and large-cap stocks, and the Tax-Managed Growth and Income Fund, which has investment characteristics similar to those of its benchmark, the Standard and Poor’s 500 Index, returned about 16% and 15%, respectively. The Tax-Managed Balanced Fund brought up the rear, returning about 9% for the year. The fund allocates a bit more than half of its assets to municipal bonds and the rest to mid- and large-cap stocks.

All industries benefited from the stock market’s broad-based recovery, and each of the four funds recorded gains in all ten

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed Balanced Fund	0.15%	—	—	0.95%
Tax-Managed Growth and Income Fund	0.21	0.15%	0.09%	1.27
Tax-Managed Capital Appreciation Fund	0.21	0.15	0.09	1.20
Tax-Managed Small-Cap Fund	0.19	—	0.09	1.50

The fund expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed
Growth and Income Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares; for the Tax-Managed
Capital Appreciation Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares; and for the Tax-Managed
Small-Cap Fund, 0.18% for Investor Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by
Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income
Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; for the Tax-Managed Small-Cap Fund,
Small-Cap Core Funds.

market sectors for the year. The consumer discretionary sector was the top performer for all the funds as improved consumer sentiment helped boost a wide range of stocks, including holdings in media conglomerates, hotels, and restaurants. Retailers gained from a better-than-expected back-to-school season and signs that shoppers were opening their wallets as the holidays approached.

Stocks in the industrial sector were also strong performers in each of the four funds. High demand from emerging markets—most notably China, India, and Latin American countries—lifted equipment and machinery companies across the board.

Information technology stocks were important contributors to the performance of all four funds, most notably the Tax-Managed Small-Cap Fund. In the small-cap

Total Returns
Ten Years Ended December 31, 2010
Average
Annual Return
Tax-Managed Balanced Fund	3.68%
Tax-Managed Balanced Composite Index	3.89
Mixed-Asset Target Allocation Moderate Funds Average	3.32

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Tax-Managed Growth and Income Fund Investor Shares	1.37%
S&P 500 Index	1.41
Large-Cap Core Funds Average	-0.09
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Tax-Managed Capital Appreciation Fund Investor Shares	1.50%
Russell 1000 Index	1.83
Multi-Cap Core Funds Average	1.63
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Tax-Managed Small-Cap Fund Investor Shares	7.58%
S&P SmallCap 600 Index	7.66
Small-Cap Core Funds Average	6.44
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

arena, semiconductor, electronics equipment, and software companies were the most notable performers, while computer and peripheral companies led the way in the large-cap-focused funds.

To varying degrees, all four funds benefited from double-digit gains in the energy and financial sectors. In energy, gas companies rose on an increase in oil prices, while insurance companies, commercial banks, and real estate investment trusts were among the top-performing financial stocks. Holdings in the consumer staples sector also helped boost returns.

The Tax-Managed Balanced Fund’s performance largely reflected that of its composite benchmark: The Russell 1000 Index returned about 16% and the Barclays Capital 7 Year Municipal Bond Index returned almost 5%. Municipal bonds lagged the broad fixed income market for the period as investors sought higher yields from riskier corporate bonds.

Long-term performance has been competitive

For the decade ended December 31, 2010, Vanguard’s domestic Tax-Managed Funds have posted average annual returns ranging from about 8% for the Tax-Managed Small-Cap Fund to about 1% for the Tax-Managed Growth and Income Fund.

Although at first glance the funds’ ten-year returns may not appear impressive, keep in mind the turbulence of the period represented—a time that saw the stock market fall sharply in 2001 and 2002, as the late-1990s tech stock bubble deflated, and again during the trauma of the 2008–2009 financial crisis.

Over the past decade, all four funds have remained on target with their respective benchmarks. The advisors, Vanguard’s Quantitative Equity Group and Fixed Income Group, deserve credit for tracking the benchmarks closely—no easy feat during a period of such significant market swings—while also meeting the funds’ tax-management objectives. Unlike many of their peers, the Vanguard Tax-Managed Funds have never distributed taxable capital gains to shareholders. The advisors hope to continue this record for many years as they manage each fund’s holdings with tax consequences in mind.

Three of the funds have outperformed their respective peer groups over the ten-year period. The Tax-Managed Capital Appreciation Fund, the one exception, slightly trailed the average return of multi-cap core funds for the decade.

The funds’ ultra-low expenses undoubtedly have played a key role in this competitive long-term performance.

Stay focused on your goals, not on the markets’ ups and downs

The past few years have been a period of ups and downs for U.S. stocks, and investors have endured the bumpy ride. While these times have been nerve-racking, they have also been a good reminder not to let market swings influence your long-term investment strategy. Changes have been swift and unpredictable, with the potential to impose penalties on those who base their decisions on past performance.

Vanguard encourages you to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments that are appropriate for your goals and risk tolerance. Once your plan is in place, it’s important to stick with it regardless of market conditions.

Such a well-balanced portfolio can help cushion some of the market’s volatility while allowing you to participate in its long-term potential for growth. For the tax-conscious investor, Vanguard’s Tax-Managed Funds, with their proven tax efficiency and low expense ratios, can play a useful role in such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2011

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$18.75	$19.96	$0.496	$0.000

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	$24.30	$27.40	$0.476	$0.000
Admiral Shares	49.94	56.31	1.021	0.000
Institutional Shares	24.30	27.40	0.507	0.000

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	$27.19	$31.09	$0.434	$0.000
Admiral Shares	54.72	62.56	0.924	0.000
Institutional Shares	27.19	31.09	0.471	0.000
Vanguard Tax-Managed Small-Cap Fund
Investor Shares	$21.75	$27.17	$0.235	$0.000
Institutional Shares	21.80	27.23	0.259	0.000

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2010

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	588	978	3,893
Median Market Cap $35.1B		$37.1B	$29.6B
Price/Earnings Ratio	17.7x	17.4x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	19.5%	19.5%	18.8%
Earnings Growth Rate	7.1%	6.2%	6.2%
Dividend Yield	1.5%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	23%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	1.94%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics
		Barclays
		7 Year	Barclays
		Municipal	Municipal
	Fund	Index	Bond Index
Number of Bonds	540	4,778	46,336
Yield to Maturity
(before expenses)	3.2%	3.0%	3.8%
Average Coupon	4.6%	4.9%	5.0%
Average Duration	5.7 years	5.3 years	8.5 years
Average Effective
Maturity	6.5 years	7.0 years	13.3 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	Index
R-Squared	0.99	0.93
Beta	0.97	0.49

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil & Gas	2.9%
Apple Inc.	Computer Hardware	2.3
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial Conglomerates	1.6
International Business Machines Corp.	IT Consulting & Other Services	1.5
Chevron Corp.	Integrated Oil & Gas	1.3
Procter & Gamble Co.	Household Products	1.3
JPMorgan Chase & Co.	Diversified Financial Services	1.2
Wells Fargo & Co.	Diversified Banks	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Top Ten		16.2%
Top Ten as % of Total Net Assets		7.8%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratio was 0.15%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.3%	11.2%	11.9%
Consumer Staples	9.7	9.7	9.5
Energy	11.6	11.7	10.6
Financials	15.9	16.1	16.6
Health Care	11.3	11.2	10.7
Industrials	11.3	11.2	11.4
Information
Technology	18.3	18.3	18.9
Materials	4.2	4.2	4.5
Telecommunication
Services	2.9	3.0	2.7
Utilities	3.5	3.4	3.2

Distribution by Maturity (% of fixed income
portfolio)
Under 1 Year	8.6%
1 - 3 Years	16.7
3 - 5 Years	14.7
5 - 10 Years	46.3
10 - 20 Years	13.5
20 - 30 Years	0.2

Largest Area Concentrations (% of fixed income
portfolio)
New York	18.4%
California	11.0
Texas	6.4
Florida	5.3
Massachusetts	4.4
New Jersey	4.4
Georgia	4.2
Ohio	3.9
Puerto Rico	3.7
Pennsylvania	3.4
Top Ten	65.1%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of fixed income portfolio)

AAA	20.4%
AA	54.8
A	21.7
BBB	2.6
BB	0.4
Not Rated	0.1
For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Balanced Fund	9.22%	4.03%	3.68%	$14,360
	Fee-Adjusted Returns	8.15	4.03	3.68	14,360
••••••••	Dow Jones U.S. Total Stock Market Index	17.70	3.17	2.64	12,981
- - - - - -	Barclays Capital Municipal Bond Index	2.38	4.09	4.83	16,033
– – – –	Tax-Managed Balanced Composite Index	10.81	4.32	3.89	14,641
	Mixed-Asset Target Allocation Moderate Funds Average	11.41	3.51	3.32	13,867

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (48.1%)
Consumer Discretionary (5.4%)
*	Amazon.com Inc.	10,834	1,950
	McDonald’s Corp.	24,559	1,885
	Walt Disney Co.	49,866	1,870
	Comcast Corp. Class A	80,645	1,772
*	Ford Motor Co.	96,900	1,627
	Target Corp.	23,645	1,422
	Lowe’s Cos. Inc.	46,415	1,164
	Home Depot Inc.	32,099	1,125
*	DIRECTV Class A	27,801	1,110
	NIKE Inc. Class B	12,047	1,029
	News Corp. Class A	64,100	933
	Starbucks Corp.	27,485	883
	Viacom Inc. Class B	22,231	881
	Time Warner Cable Inc.	13,274	876
	Yum! Brands Inc.	17,405	854
	Time Warner Inc.	25,796	830
	Carnival Corp.	16,650	768
	TJX Cos. Inc.	15,793	701
	Staples Inc.	29,898	681
*	Kohl’s Corp.	12,082	657
	Coach Inc.	11,770	651
*	Bed Bath & Beyond Inc.	11,700	575
	Best Buy Co. Inc.	15,075	517
	Starwood Hotels &
	Resorts Worldwide Inc.	8,307	505
	Marriott International Inc.
	Class A	11,968	497
	Macy’s Inc.	19,230	486
	Virgin Media Inc.	16,636	453
*	O’Reilly Automotive Inc.	7,344	444
	Gap Inc.	19,725	437
	Ross Stores Inc.	6,886	436
	Harley-Davidson Inc.	12,103	420
	Advance Auto Parts Inc.	5,903	390
	Hasbro Inc.	7,712	364
	Polo Ralph Lauren Corp.
	Class A	3,180	353

	Stanley Black & Decker Inc.	5,227	349
	PetSmart Inc.	8,668	345
	Scripps Networks
	Interactive Inc. Class A	6,550	339
	Expedia Inc.	12,967	325
*	BorgWarner Inc.	4,476	324
	Phillips-Van Heusen Corp.	4,953	312
*	Harman International
	Industries Inc.	6,730	312
	Gentex Corp.	10,400	307
*	Liberty Media Corp. - Starz	4,555	303
	Lennar Corp. Class A	15,900	298
	Tractor Supply Co.	5,946	288
	DeVry Inc.	6,000	288
*	DISH Network Corp. Class A	14,557	286
	Brinker International Inc.	13,375	279
	Johnson Controls Inc.	6,900	264
*	Apollo Group Inc. Class A	6,500	257
	Jarden Corp.	8,200	253
	John Wiley & Sons Inc.
	Class A	5,453	247
	Washington Post Co. Class B	560	246
	Aaron’s Inc.	11,850	242
	RadioShack Corp.	12,521	231
*	Liberty Global Inc. Class A	6,532	231
	Weight Watchers
	International Inc.	5,993	225
	Thor Industries Inc.	6,588	224
*	AutoZone Inc.	800	218
	Guess? Inc.	4,600	218
	Morningstar Inc.	3,900	207
	International
	Game Technology	11,600	205
*	Dollar General Corp.	6,500	199
	Wyndham Worldwide Corp.	6,300	189
*	Liberty Global Inc.	5,446	185
	Family Dollar Stores Inc.	3,500	174
	Strayer Education Inc.	1,120	170

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Discovery
	Communications Inc.
	Class A	3,841	160
	DR Horton Inc.	13,399	160
	Autoliv Inc.	2,000	158
	Omnicom Group Inc.	3,200	147
	Comcast Corp. Class A
	Special Shares	6,476	135
*	NVR Inc.	180	124
*	New York Times Co. Class A	11,000	108
*	Career Education Corp.	4,500	93
	International Speedway Corp.
	Class A	3,399	89
	Chico’s FAS Inc.	7,000	84
*	Liberty Media Corp. - Capital	1,200	75
	Newell Rubbermaid Inc.	3,718	68
*	MGM Resorts International	4,013	60
*	Toll Brothers Inc.	2,000	38
	Cablevision Systems Corp.
	Class A	1,094	37
	Wendy’s/Arby’s Group Inc.
	Class A	7,800	36
	CBS Corp. Class B	1,600	30
	Lennar Corp. Class B	680	11
	H&R Block Inc.	500	6
	Darden Restaurants Inc.	50	2
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 03/02/2012	243	—
			39,707
Consumer Staples (4.7%)
	Procter & Gamble Co.	71,984	4,631
	Coca-Cola Co.	60,395	3,972
	PepsiCo Inc.	46,843	3,060
	Wal-Mart Stores Inc.	50,181	2,706
	Philip Morris
	International Inc.	42,400	2,482
	CVS Caremark Corp.	43,592	1,516
	Colgate-Palmolive Co.	16,235	1,305
	Walgreen Co.	31,218	1,216
	Costco Wholesale Corp.	15,017	1,084
	Altria Group Inc.	34,900	859
	Kraft Foods Inc.	27,116	854
	Archer-Daniels-Midland Co.	24,720	744
	Mead Johnson Nutrition Co.	8,738	544
	Bunge Ltd.	7,500	491
	Estee Lauder Cos. Inc.
	Class A	6,013	485
	Safeway Inc.	20,134	453
	Dr Pepper Snapple Group Inc.	11,762	414
	Brown-Forman Corp. Class B	5,851	407
	JM Smucker Co.	6,134	403
	Molson Coors Brewing Co.
	Class B	8,000	401
	Coca-Cola Enterprises Inc.	15,786	395
	McCormick & Co. Inc.	8,400	391

	Kroger Co.	16,800	376
*	Energizer Holdings Inc.	4,894	357
*	Constellation Brands Inc.
	Class A	15,484	343
	Clorox Co.	5,400	342
	Tyson Foods Inc. Class A	19,227	331
	Del Monte Foods Co.	17,117	322
	Church & Dwight Co. Inc.	4,543	314
	Alberto-Culver Co. Class B	8,409	311
	Hormel Foods Corp.	5,973	306
*	Smithfield Foods Inc.	14,800	305
*	Ralcorp Holdings Inc.	4,600	299
*	Green Mountain Coffee
	Roasters Inc.	8,795	289
	Corn Products
	International Inc.	6,188	285
*	Hansen Natural Corp.	5,345	279
	Herbalife Ltd.	3,450	236
*	Central European
	Distribution Corp.	8,900	204
*	Dean Foods Co.	21,350	189
	Kimberly-Clark Corp.	2,772	175
	General Mills Inc.	4,900	174
	Avon Products Inc.	2,100	61
	Sysco Corp.	1,500	44
*	BJ’s Wholesale Club Inc.	900	43
			34,398
Energy (5.6%)
	Exxon Mobil Corp.	140,399	10,266
	Chevron Corp.	51,183	4,670
	Schlumberger Ltd.	31,867	2,661
	ConocoPhillips	34,087	2,321
	Occidental Petroleum Corp.	20,404	2,002
	Apache Corp.	11,914	1,421
	Anadarko Petroleum Corp.	16,685	1,271
	Devon Energy Corp.	15,038	1,181
	EOG Resources Inc.	9,428	862
	Hess Corp.	10,804	827
	Noble Energy Inc.	6,999	602
	Halliburton Co.	14,464	591
*	Cameron International Corp.	10,652	540
*	Southwestern Energy Co.	14,414	540
	Murphy Oil Corp.	6,700	499
*	FMC Technologies Inc.	5,615	499
	Peabody Energy Corp.	7,709	493
	Pioneer Natural Resources Co.	5,494	477
*	Newfield Exploration Co.	6,427	463
	Range Resources Corp.	9,566	430
	EQT Corp.	9,280	416
*	Pride International Inc.	12,024	397
	Cimarex Energy Co.	4,376	387
*	Ultra Petroleum Corp.	8,100	387
*	Nabors Industries Ltd.	16,090	377
	Consol Energy Inc.	7,605	371
	Helmerich & Payne Inc.	7,298	354

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Forest Oil Corp.	9,041	343
*	Rowan Cos. Inc.	9,794	342
	Cabot Oil & Gas Corp.	8,840	335
	Diamond Offshore Drilling Inc.	4,860	325
	QEP Resources Inc.	8,757	318
	SM Energy Co.	5,246	309
*	McDermott International Inc.	14,465	299
	EXCO Resources Inc.	15,400	299
*	Superior Energy Services Inc.	7,900	276
	Frontier Oil Corp.	15,200	274
*	Continental Resources Inc.	4,532	267
*	Dresser-Rand Group Inc.	6,113	260
	SEACOR Holdings Inc.	2,397	242
*	SandRidge Energy Inc.	30,400	223
	National Oilwell Varco Inc.	3,229	217
*	Concho Resources Inc.	2,200	193
	Baker Hughes Inc.	3,350	192
	Patterson-UTI Energy Inc.	8,502	183
	Marathon Oil Corp.	4,682	173
*	Plains Exploration &
	Production Co.	4,748	153
	Massey Energy Co.	2,400	129
	El Paso Corp.	8,566	118
*	Alpha Natural Resources Inc.	1,428	86
	Chesapeake Energy Corp.	2,100	54
*	Denbury Resources Inc.	1,400	27
			40,942
Financials (7.7%)
	JPMorgan Chase & Co.	103,001	4,369
	Wells Fargo & Co.	139,621	4,327
*	Berkshire Hathaway Inc.
	Class B	49,500	3,965
	Bank of America Corp.	289,717	3,865
*	Citigroup Inc.	620,011	2,933
	Goldman Sachs Group Inc.	15,485	2,604
	Morgan Stanley	44,360	1,207
	US Bancorp	43,300	1,168
	Simon Property Group Inc.	10,102	1,005
	Aflac Inc.	16,000	903
	State Street Corp.	18,069	837
	American Express Co.	17,933	770
	Capital One Financial Corp.	17,900	762
	Bank of New York
	Mellon Corp.	25,100	758
	Franklin Resources Inc.	6,075	676
	Charles Schwab Corp.	39,305	673
	SunTrust Banks Inc.	22,250	657
	Equity Residential	12,150	631
	Public Storage	5,851	593
	Travelers Cos. Inc.	10,589	590
	Progressive Corp.	28,397	564
	Fifth Third Bancorp	38,275	562
	Loews Corp.	14,324	557
	Boston Properties Inc.	6,281	541

	Hartford Financial Services
	Group Inc.	20,400	540
	Host Hotels & Resorts Inc.	29,146	521
	MetLife Inc.	11,440	508
	Discover Financial Services	25,627	475
	PNC Financial Services
	Group Inc.	7,700	468
	Lincoln National Corp.	16,159	449
*	IntercontinentalExchange Inc.	3,700	441
	Weyerhaeuser Co.	22,357	423
	Unum Group	16,727	405
*	CB Richard Ellis Group Inc.
	Class A	18,997	389
	SL Green Realty Corp.	5,159	348
	Legg Mason Inc.	9,554	347
	Torchmark Corp.	5,740	343
*	Arch Capital Group Ltd.	3,866	340
	Zions Bancorporation	13,887	336
	TD Ameritrade Holding Corp.	16,661	316
	Reinsurance Group of
	America Inc. Class A	5,872	315
	East West Bancorp Inc.	16,100	315
*	Markel Corp.	830	314
	Apartment Investment &
	Management Co.	12,073	312
	Federal Realty
	Investment Trust	3,999	312
	BlackRock Inc.	1,622	309
	Developers Diversified
	Realty Corp.	21,800	307
	Janus Capital Group Inc.	23,600	306
	Lazard Ltd. Class A	7,700	304
*	Forest City Enterprises Inc.
	Class A	18,171	303
	Jones Lang LaSalle Inc.	3,612	303
	Raymond James Financial Inc.	9,250	302
	Allied World Assurance Co.
	Holdings Ltd.	5,048	300
	Moody’s Corp.	11,300	300
	Allstate Corp.	9,400	300
*	MSCI Inc. Class A	7,600	296
	SEI Investments Co.	12,147	289
	RenaissanceRe Holdings Ltd.	4,532	289
	Alexandria Real Estate
	Equities Inc.	3,900	286
	HCC Insurance Holdings Inc.	9,864	285
	Brown & Brown Inc.	11,800	282
	Associated Banc-Corp	18,600	282
	Assurant Inc.	7,200	277
	Prudential Financial Inc.	4,712	277
*	Genworth Financial Inc.
	Class A	20,900	275
*	First Horizon National Corp.	23,056	272
*	MBIA Inc.	22,375	268
	Marshall & Ilsley Corp.	38,700	268

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Digital Realty Trust Inc.	5,143	265
	Regions Financial Corp.	36,100	253
	Vornado Realty Trust	3,000	250
	Hospitality Properties Trust	10,810	249
	Douglas Emmett Inc.	14,929	248
	Jefferies Group Inc.	9,300	248
	American Financial Group Inc.	7,650	247
	Commerce Bancshares Inc.	5,973	237
	Hanover Insurance Group Inc.	5,014	234
*	Alleghany Corp.	760	233
	StanCorp Financial Group Inc.	5,000	226
*	Affiliated Managers Group Inc.	2,200	218
	Wesco Financial Corp.	590	217
*	St. Joe Co.	9,900	216
	BOK Financial Corp.	4,040	216
	WR Berkley Corp.	7,203	197
	Washington Federal Inc.	11,100	188
	First Citizens BancShares Inc.
	Class A	946	179
	Assured Guaranty Ltd.	10,100	179
	CME Group Inc.	499	161
	Comerica Inc.	3,800	161
	Kimco Realty Corp.	8,469	153
	BB&T Corp.	5,800	152
	TFS Financial Corp.	15,600	141
	KeyCorp	13,318	118
	White Mountains Insurance
	Group Ltd.	320	107
	Chubb Corp.	1,400	84
	Ameriprise Financial Inc.	1,180	68
	AMB Property Corp.	2,000	63
	Wilmington Trust Corp.	14,600	63
	ACE Ltd.	900	56
	Leucadia National Corp.	1,200	35
	AON Corp.	600	28
	BancorpSouth Inc.	1,400	22
	Taubman Centers Inc.	400	20
	Cullen/Frost Bankers Inc.	200	12
	People’s United Financial Inc.	400	6
			56,164
Health Care (5.4%)
	Johnson & Johnson	68,087	4,211
	Pfizer Inc.	192,889	3,378
	Merck & Co. Inc.	71,921	2,592
*	Amgen Inc.	29,952	1,644
	Abbott Laboratories	31,700	1,519
	UnitedHealth Group Inc.	36,914	1,333
*	Express Scripts Inc.	19,268	1,042
*	Gilead Sciences Inc.	28,529	1,034
*	Celgene Corp.	16,762	991
*	Medco Health Solutions Inc.	15,245	934
*	Thermo Fisher Scientific Inc.	15,575	862
	Medtronic Inc.	23,200	861
*	WellPoint Inc.	14,426	820

	Allergan Inc.	11,699	803
*	Genzyme Corp.	10,687	761
	Bristol-Myers Squibb Co.	27,395	725
	Stryker Corp.	12,549	674
*	Biogen Idec Inc.	9,610	644
*	Agilent Technologies Inc.	15,144	627
*	St. Jude Medical Inc.	14,185	606
	Cardinal Health Inc.	15,145	580
	Aetna Inc.	18,640	569
*	Zimmer Holdings Inc.	9,270	498
	AmerisourceBergen Corp.
	Class A	14,505	495
	CIGNA Corp.	13,423	492
*	Life Technologies Corp.	8,522	473
*	Forest Laboratories Inc.	14,709	470
*	Laboratory Corp. of America
	Holdings	5,291	465
	CR Bard Inc.	5,004	459
*	Hospira Inc.	8,060	449
	McKesson Corp.	6,232	439
	Eli Lilly & Co.	12,400	435
*	Waters Corp.	5,218	406
	Quest Diagnostics Inc.	7,345	396
	Becton Dickinson and Co.	4,684	396
*	Mylan Inc.	18,556	392
*	DaVita Inc.	5,600	389
*	Watson Pharmaceuticals Inc.	7,096	367
	Beckman Coulter Inc.	4,774	359
	DENTSPLY International Inc.	10,328	353
	Baxter International Inc.	6,800	344
*	Endo Pharmaceuticals
	Holdings Inc.	9,559	341
	Universal Health Services Inc.
	Class B	7,829	340
	Perrigo Co.	5,308	336
*	King Pharmaceuticals Inc.	23,196	326
*	Mettler-Toledo
	International Inc.	2,100	318
	Omnicare Inc.	12,300	312
	PerkinElmer Inc.	11,400	294
*	Vertex Pharmaceuticals Inc.	8,400	294
*	Tenet Healthcare Corp.	42,100	282
	Techne Corp.	4,200	276
	Pharmaceutical Product
	Development Inc.	10,100	274
	Cooper Cos. Inc.	4,584	258
	Hill-Rom Holdings Inc.	5,600	221
*	CareFusion Corp.	8,395	216
	Patterson Cos. Inc.	6,600	202
*	Intuitive Surgical Inc.	720	186
	Covidien plc	3,000	137
*	Cephalon Inc.	200	12
			39,912

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
Industrials (5.4%)
	General Electric Co.	302,409	5,531
	United Technologies Corp.	24,876	1,958
	Union Pacific Corp.	16,218	1,503
	3M Co.	16,900	1,459
	Caterpillar Inc.	11,400	1,068
	Boeing Co.	15,820	1,032
	FedEx Corp.	10,776	1,002
	United Parcel Service Inc.
	Class B	13,600	987
	Danaher Corp.	18,879	891
	Cummins Inc.	7,321	805
	Precision Castparts Corp.	5,252	731
	Emerson Electric Co.	12,100	692
	Raytheon Co.	14,149	656
	Ingersoll-Rand plc	13,100	617
	Honeywell International Inc.	10,900	579
	CH Robinson Worldwide Inc.	7,011	562
	Fluor Corp.	8,058	534
	Expeditors International of
	Washington Inc.	9,428	515
	Southwest Airlines Co.	36,067	468
	WW Grainger Inc.	3,332	460
	ITT Corp.	8,739	455
	PACCAR Inc.	7,800	448
	Deere & Co.	5,200	432
	Republic Services Inc.
	Class A	14,110	421
	Fastenal Co.	6,865	411
	Textron Inc.	17,319	409
	Flowserve Corp.	3,434	409
*	Stericycle Inc.	4,995	404
	Bucyrus International Inc.
	Class A	4,216	377
*	Jacobs Engineering Group Inc.	8,207	376
	Rockwell Collins Inc.	6,400	373
	AMETEK Inc.	9,294	365
	Joy Global Inc.	4,200	364
	KBR Inc.	11,904	363
	Equifax Inc.	9,900	352
	Donaldson Co. Inc.	5,956	347
*	AGCO Corp.	6,524	331
*	WABCO Holdings Inc.	5,415	330
	Manpower Inc.	5,250	330
*	Navistar International Corp.	5,550	321
	JB Hunt Transport
	Services Inc.	7,744	316
	SPX Corp.	4,299	307
*	Thomas & Betts Corp.	6,200	299
*	Terex Corp.	9,584	298
*	Chicago Bridge & Iron Co. NV	8,900	293
	Wabtec Corp.	5,500	291
*	BE Aerospace Inc.	7,800	289
*	TransDigm Group Inc.	4,000	288
	Dun & Bradstreet Corp.	3,400	279

*	Oshkosh Corp.	7,900	278
*	Quanta Services Inc.	13,955	278
*	Aecom Technology Corp.	9,800	274
*	URS Corp.	6,559	273
	Manitowoc Co. Inc.	20,444	268
	Copa Holdings SA Class A	4,493	264
*	Alliant Techsystems Inc.	3,544	264
	UTi Worldwide Inc.	12,204	259
	Con-way Inc.	7,000	256
*	WESCO International Inc.	4,845	256
	Robert Half International Inc.	8,200	251
	Pentair Inc.	6,800	248
	General Dynamics Corp.	3,491	248
	Covanta Holding Corp.	14,400	248
*	Shaw Group Inc.	7,200	246
	Gardner Denver Inc.	3,577	246
	Toro Co.	3,959	244
	Lennox International Inc.	5,100	241
	Valmont Industries Inc.	2,711	241
	CSX Corp.	3,700	239
*	Spirit Aerosystems
	Holdings Inc. Class A	11,400	237
	Landstar System Inc.	5,788	237
	Towers Watson & Co.
	Class A	4,500	234
	Armstrong World
	Industries Inc.	5,403	232
	Illinois Tool Works Inc.	3,700	198
	Iron Mountain Inc.	7,546	189
*	Babcock & Wilcox Co.	7,232	185
	Norfolk Southern Corp.	2,300	145
	MSC Industrial Direct Co.
	Class A	2,100	136
	Cintas Corp.	4,550	127
	Tyco International Ltd.	2,600	108
*	USG Corp.	5,900	99
	Ryder System Inc.	1,400	74
	Lockheed Martin Corp.	703	49
	L-3 Communications
	Holdings Inc.	489	35
	IDEX Corp.	529	21
	Pall Corp.	400	20
	Northrop Grumman Corp.	118	8
			39,784
Information Technology (8.8%)
*	Apple Inc.	25,189	8,125
	Microsoft Corp.	214,456	5,988
	International Business
	Machines Corp.	35,997	5,283
*	Google Inc. Class A	7,019	4,169
	Oracle Corp.	110,310	3,453
*	Cisco Systems Inc.	164,908	3,336
	Intel Corp.	150,400	3,163
	Hewlett-Packard Co.	69,930	2,944
	QUALCOMM Inc.	43,900	2,173

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	EMC Corp.	65,590	1,502
	Visa Inc. Class A	15,987	1,125
*	eBay Inc.	38,644	1,075
	Corning Inc.	54,167	1,047
*	Dell Inc.	61,135	828
*	Motorola Inc.	90,429	820
*	Cognizant Technology
	Solutions Corp. Class A	10,977	804
*	Yahoo! Inc.	48,174	801
	Broadcom Corp. Class A	18,243	794
	Applied Materials Inc.	53,080	746
*	Juniper Networks Inc.	19,800	731
*	NetApp Inc.	13,071	718
*	Adobe Systems Inc.	21,444	660
	Texas Instruments Inc.	19,446	632
*	Symantec Corp.	34,939	585
*	Intuit Inc.	11,638	574
*	Citrix Systems Inc.	8,328	570
	Western Union Co.	30,514	567
	Analog Devices Inc.	13,334	502
	CA Inc.	20,140	492
	Altera Corp.	13,770	490
*	Fiserv Inc.	8,147	477
	Amphenol Corp. Class A	8,332	440
*	Autodesk Inc.	11,308	432
	Xilinx Inc.	14,717	426
*	BMC Software Inc.	8,983	423
	Fidelity National Information
	Services Inc.	15,021	411
	Computer Sciences Corp.	8,200	407
*	Lam Research Corp.	7,700	399
*	First Solar Inc.	2,971	387
	Activision Blizzard Inc.	31,000	386
*	Teradata Corp.	9,036	372
	KLA-Tencor Corp.	9,592	371
*	Atmel Corp.	28,800	355
	Factset Research
	Systems Inc.	3,765	353
	Global Payments Inc.	6,760	312
	Xerox Corp.	26,155	301
*	SAIC Inc.	18,906	300
	Solera Holdings Inc.	5,600	287
*	Marvell Technology
	Group Ltd.	15,000	278
	Accenture plc Class A	5,700	276
*	NVIDIA Corp.	17,900	276
	National Semiconductor Corp.	18,971	261
*	Fairchild Semiconductor
	International Inc. Class A	16,325	255
	DST Systems Inc.	5,550	246
	Tellabs Inc.	35,248	239
*	Lexmark International Inc.
	Class A	4,500	157
*	Ingram Micro Inc.	7,800	149
	Mastercard Inc. Class A	594	133

	Automatic Data
	Processing Inc.	2,274	105
	AVX Corp.	6,400	99
	Harris Corp.	2,100	95
*	LSI Corp.	14,400	86
*	Salesforce.com Inc.	603	80
*	Tech Data Corp.	1,400	62
	National Instruments Corp.	1,200	45
*	Arrow Electronics Inc.	700	24
	Lender Processing
	Services Inc.	800	24
			64,426
Materials (2.0%)
	Freeport-McMoRan
	Copper & Gold Inc.	14,697	1,765
	Monsanto Co.	16,208	1,129
	Newmont Mining Corp.	16,554	1,017
	EI du Pont de Nemours & Co.	14,900	743
	Dow Chemical Co.	17,400	594
	Mosaic Co.	7,248	553
	Ecolab Inc.	10,800	545
	International Paper Co.	18,943	516
	CF Industries Holdings Inc.	3,411	461
	Sigma-Aldrich Corp.	6,633	442
	United States Steel Corp.	7,300	426
	Walter Energy Inc.	3,100	396
	Ball Corp.	5,659	385
	FMC Corp.	4,759	380
	Sherwin-Williams Co.	4,100	343
*	Crown Holdings Inc.	10,241	342
*	Owens-Illinois Inc.	10,800	332
	Praxair Inc.	3,400	325
	Nucor Corp.	7,400	324
	Reliance Steel &
	Aluminum Co.	6,200	317
	Airgas Inc.	5,043	315
	Cliffs Natural Resources Inc.	4,000	312
	Nalco Holding Co.	9,549	305
	Sealed Air Corp.	11,800	300
	Ashland Inc.	5,198	264
	Cytec Industries Inc.	4,933	262
	Scotts Miracle-Gro Co.
	Class A	5,042	256
*	Intrepid Potash Inc.	6,803	254
	Schnitzer Steel Industries Inc.	3,579	238
	Royal Gold Inc.	4,200	229
	Martin Marietta Materials Inc.	2,286	211
	Steel Dynamics Inc.	9,800	179
*	Titanium Metals Corp.	9,700	167
	Celanese Corp. Class A	3,307	136
	Albemarle Corp.	2,000	112
	Air Products & Chemicals Inc.	500	45
	Vulcan Materials Co.	334	15
			14,935

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
Telecommunication Services (1.4%)
	AT&T Inc.	141,666	4,162
	Verizon Communications Inc.	67,900	2,429
*	American Tower Corp.
	Class A	15,649	808
*	Crown Castle
	International Corp.	12,967	568
*	Sprint Nextel Corp.	122,135	517
*	NII Holdings Inc.	9,651	431
*	SBA Communications Corp.
	Class A	8,118	332
*	MetroPCS
	Communications Inc.	20,300	256
*	United States Cellular Corp.	4,415	221
	Telephone &
	Data Systems Inc.	5,063	185
	Frontier
	Communications Corp.	16,298	159
*	Clearwire Corp. Class A	29,147	150
	Telephone &
	Data Systems Inc. -
	Special Common Shares	3,000	95
*	tw telecom inc Class A	3,500	60
			10,373
Utilities (1.7%)
	NextEra Energy Inc.	15,197	790
	Dominion Resources Inc.	17,908	765
	PG&E Corp.	14,635	700
	Sempra Energy	11,028	579
	Edison International	14,600	564
	Entergy Corp.	7,700	545
	Xcel Energy Inc.	21,000	495
*	AES Corp.	37,300	454

	Southern Co.	11,000	420
	Wisconsin Energy Corp.	6,825	402
	Northeast Utilities	11,500	367
	NSTAR	8,242	348
	Constellation Energy
	Group Inc.	11,300	346
	National Fuel Gas Co.	4,966	326
	CMS Energy Corp.	17,403	324
	Allegheny Energy Inc.	13,311	323
	UGI Corp.	10,100	319
*	GenOn Energy Inc.	83,412	318
	American Water
	Works Co. Inc.	12,300	311
*	Calpine Corp.	23,010	307
	MDU Resources Group Inc.	14,804	300
	Alliant Energy Corp.	8,100	298
	Aqua America Inc.	13,200	297
	ITC Holdings Corp.	4,713	292
*	NRG Energy Inc.	14,924	292
	NV Energy Inc.	20,104	282
	Energen Corp.	5,830	281
	Exelon Corp.	5,200	216
	DPL Inc.	7,800	200
	Ormat Technologies Inc.	6,600	195
	Public Service Enterprise
	Group Inc.	5,564	177
	Questar Corp.	8,757	152
	Great Plains Energy Inc.	7,800	151
	Duke Energy Corp.	5,492	98
	OGE Energy Corp.	300	14
			12,248
Total Common Stocks
(Cost $211,944)			352,889

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.8%)
Alabama (0.1%)
Alabama Public School & College Authority Capital
Improvement Revenue	5.000%	12/1/21	500	539
Alabama Public School & College Authority Capital
Improvement Revenue	5.000%	12/1/22	500	533
				1,072
Alaska (0.2%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	1,160	1,192

Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	110
Arizona COP	5.000%	10/1/18 (4)	500	545
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	497
Arizona School Facilities Board COP	5.500%	9/1/23	500	517
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (2)(Prere.)	500	574
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/25	500	527
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	1,965	2,100
Arizona Transportation Board Highway Revenue	5.250%	7/1/17	2,215	2,345
Arizona Water Infrastructure Finance
Authority Revenue	4.000%	10/1/14	500	545
Glendale AZ Industrial Development
Authority Revenue (Midwestern University)	5.000%	5/15/30	275	257
Mesa AZ Utility System Revenue	5.000%	7/1/14 (14)(Prere.)	500	566
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	301
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/26	545	540
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	825
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	532
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	773
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	484
				12,038
California (5.7%)
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	518
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	519
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	477
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,218
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	565
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	562

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	562
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	557
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	637
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	500	513
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	231
California Economic Recovery Bonds GO	5.000%	7/1/15	295	321
California Economic Recovery Bonds GO	5.000%	7/1/18	500	554
California Economic Recovery Bonds GO	5.000%	7/1/19	500	545
California Economic Recovery Bonds GO	5.000%	7/1/20	500	534
California Economic Recovery Bonds GO	5.250%	7/1/21	825	886
California Economic Recovery Bonds GO	5.000%	7/1/22	500	517
California GO	5.250%	10/1/13 (14)	500	543
California GO	5.000%	11/1/13	500	540
California GO	5.000%	6/1/15	500	543
California GO	6.000%	2/1/16	500	569
California GO	5.000%	11/1/16	350	384
California GO	5.000%	3/1/17	500	544
California GO	5.000%	4/1/17	500	544
California GO	5.500%	4/1/18	1,000	1,106
California GO	6.000%	4/1/18	500	566
California GO	5.000%	9/1/18	500	528
California GO	5.000%	11/1/18 (3)	500	532
California GO	5.000%	6/1/19 (14)	500	524
California GO	5.000%	10/1/21	250	254
California GO	5.000%	6/1/25	495	485
California GO	5.500%	3/1/26	500	506
California GO	5.000%	6/1/27 (14)(3)	500	480
California GO	4.500%	8/1/28 (2)	485	424
California GO	5.750%	4/1/29	500	509
California GO	5.000%	9/1/29 (2)	500	473
California GO	5.250%	3/1/30	500	482
California Health Facilities Financing
Authority Revenue (Catholic Healthcare West)
PUT	5.000%	7/1/14	500	548
California Infrastructure &
Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	545
California Municipal Finance Authority Revenue
(University Of La Verne)	6.125%	6/1/30	500	486
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/11 (2)	1,535	1,540
California State University Revenue Systemwide	5.750%	11/1/27	500	532
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	524
California Statewide Communities Development
Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	500	530
Golden State Tobacco
Securitization Corp. California	4.500%	6/1/27	995	762
Los Angeles CA Community College District GO	5.000%	8/1/27	500	501

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	491
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	525
Los Angeles CA GO	5.000%	9/1/20 (14)	500	531
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	1,918
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	502
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	489
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	489
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	503
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	636
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/12	500	516
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	501
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	509
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/28	500	511
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/28	500	517
San Diego CA Unified School District GO	0.000%	7/1/27	500	178
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	533
San Diego CA Unified School District GO	0.000%	7/1/28	500	165
San Diego CA Unified School District GO	0.000%	7/1/29	500	153
San Francisco CA City &
County Earthquake Safety GO	5.000%	6/15/28	500	503
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	528
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	727
University of California Revenue	5.000%	5/15/21	500	534
University of California Revenue	5.000%	5/15/25	500	528
University of California Revenue	5.000%	5/15/27 (14)	500	510
University of California Revenue	5.000%	5/15/28 (14)(3)	500	507
				41,724
Colorado (1.3%)
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	4,218
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	580
Colorado Springs CO Utility System Revenue	5.000%	11/15/25	500	529
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	432
Denver CO City & County COP VRDO	0.280%	1/3/11	1,325	1,325
Denver CO City & County School District No. 1 GO	5.500%	12/1/23 (14)	500	584
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,534
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	500	457
				9,659
Connecticut (0.8%)
Connecticut GO	5.500%	12/15/13	3,000	3,377
Connecticut GO	5.000%	1/1/14	500	554
Connecticut GO	5.000%	2/15/23	500	541
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	547
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	527
				5,546

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware (0.2%)
Delaware GO	5.000%	10/1/20	500	580
Delaware Transportation Authority Transportation
System Revenue	5.000%	7/1/19	500	577
				1,157
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	536
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	528
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	513
				1,577
Florida (2.8%)
Broward County FL Educational Facilities Authority
Revenue (Nova Southeastern University Project)
VRDO	0.300%	1/3/11 LOC	2,100	2,100
Citizens Property Insurance Corp. Florida Revenue
(High Risk Account)	5.000%	6/1/15	1,000	1,045
Citizens Property Insurance Corp. Florida Revenue
(High Risk Account)	5.250%	6/1/17	435	454
Citizens Property Insurance Corp. Florida Revenue
(High Risk Account)	5.500%	6/1/17	500	528
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	552
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	558
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	558
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	547
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	528
Florida Department of Environmental Protection &
Preservation Revenue	5.000%	7/1/15 (14)	625	698
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	5.000%	7/1/12	3,565	3,725
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	561
Hillsborough County FL School Board
(Master Lease Program) COP VRDO	0.280%	1/3/11 LOC	1,700	1,700
Jacksonville FL Health Facilities Authority Hospital
Revenue (Baptist Medical Center Project) VRDO	0.280%	1/3/11 LOC	300	300
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	490
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	549
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	506
1 Miami-Dade County FL Special
Obligation Revenue TOB VRDO	0.320%	1/3/11 LOC	600	600
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	503
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	546
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	482
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/13 (ETM)	500	557
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/14 (ETM)	500	570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.290%	1/3/11 LOC	1,600	1,600
				20,257
Georgia (2.2%)
Atlanta GA Airport Revenue	5.750%	1/1/13 (3)	3,370	3,399
Atlanta GA Airport Revenue	5.000%	1/1/20	500	526
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	530
Georgia GO	5.000%	10/1/13	500	555
Georgia GO	5.000%	9/1/15 (Prere.)	500	577
Georgia GO	5.000%	4/1/16	500	580
Georgia GO	5.000%	5/1/16	500	581
Georgia GO	5.000%	7/1/16	500	582
Georgia GO	5.750%	8/1/17	500	607
Georgia GO	5.000%	7/1/22	500	558
Georgia GO	5.000%	5/1/25	500	540
Georgia Municipal Electric Power
Authority Revenue	6.250%	1/1/12 (14)	3,000	3,157
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	556
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	572
Gwinnett County GA School District GO	5.000%	2/1/28	500	532
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	629
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	489
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	500	542
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College &
State University Foundation)	5.625%	9/1/14 (Prere.)	500	578
				16,090
Hawaii (0.5%)
Hawaii GO	5.000%	4/1/19 (2)	500	557
Hawaii GO	5.000%	3/1/26 (4)	500	509
Hawaii GO	5.000%	6/1/29	500	513
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	587
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	552
Honolulu HI City & County GO	5.000%	12/1/30	310	316
University of Hawaii Revenue	5.000%	10/1/27	500	519
				3,553
Illinois (1.6%)
Chicago IL (City Colleges Capital
Improvement Project) GO	0.000%	1/1/12 (3)	2,380	2,343
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	510
Chicago IL Board of Education GO	5.250%	12/1/26 (4)	500	501
Chicago IL GO	5.500%	1/1/17 (4)	500	553
Chicago IL GO	5.000%	1/1/19 (2)	500	518
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	502
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	508
Cook County IL GO	5.000%	11/15/21	500	521
Cook County IL GO	5.000%	11/15/28	500	484
Illinois Finance Authority Revenue
(University of Chicago) VRDO	0.320%	1/7/11	1,200	1,200
Illinois GO	5.000%	1/1/18	500	504

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	1/1/21 (4)	500	493
Illinois GO	5.000%	6/1/26	500	458
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	567
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	554
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	501
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	482
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	661
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	197
				12,057
Indiana (0.4%)
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	576
Indiana Health & Educational Facility Financing
Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	290	281
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	532
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	550
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	500	540
Indiana University Student Fee Revenue	5.000%	8/1/23	100	107
				2,586
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	231

Kansas (0.5%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	549
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	500	546
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,403
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	1,000	1,124
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.) VRDO	0.310%	1/3/11 LOC	200	200
				3,822
Kentucky (0.2%)
Kentucky Property & Building
Commission Revenue	5.375%	11/1/23	500	535
Kentucky Property & Building
Commission Revenue	5.000%	11/1/26 (4)	500	509
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/25	305	320
				1,364
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	444
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	487
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	495

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Louisiana GO	5.000%	5/1/18 (4)	500	551
Louisiana GO	5.000%	5/1/23 (4)	500	523
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,290
				3,790
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	523

Maryland (0.9%)
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	579
Maryland GO	5.000%	8/1/15 (Prere.)	500	576
Maryland GO	5.000%	8/1/15	500	576
Maryland GO	5.250%	3/1/17	500	591
Maryland GO	5.000%	7/15/17	500	586
Maryland GO	5.000%	11/1/19	1,000	1,165
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	834
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	550
Maryland Transportation Authority GAN	5.250%	3/1/20	500	577
Montgomery County MD GO	5.000%	11/1/17	500	587
				6,621
Massachusetts (2.3%)
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.000%	7/1/18 (Prere.)	500	584
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	1,500	1,680
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	519
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	560
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,240
Massachusetts GO	5.500%	10/1/18	500	591
Massachusetts GO	5.000%	7/1/20	500	560
Massachusetts GO	5.500%	10/1/20	500	587
Massachusetts GO	5.250%	8/1/23	500	565
Massachusetts GO	5.000%	3/1/25	1,000	1,053
Massachusetts GO	5.000%	3/1/26	1,000	1,046
Massachusetts Health & Educational Facilities
Authority Revenue
(Caritas Christi Obligated Group)	6.500%	7/1/12 (ETM)	975	1,026
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	528
Massachusetts Health & Educational Facilities
Authority Revenue
(Henry Heywood Memorial Hospital) VRDO	0.320%	1/3/11 LOC	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/28	500	562
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	570
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	510
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	505

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	522
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	103
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	584
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/25	895	955
				16,850
Michigan (1.5%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	485
Mason MI Public School District
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,021
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	532
Michigan GO	5.000%	9/15/14 (4)	500	550
Michigan GO	5.000%	5/1/18	500	553
Michigan GO	5.500%	11/1/25	595	625
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	5,041
Michigan Trunk Line Revenue	5.000%	11/1/21	500	534
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	536
				10,877
Minnesota (0.6%)
Chisago Lakes MN Independent
School District GO	5.000%	2/1/15 (4)	500	564
Minnesota GO	5.000%	6/1/13	500	549
Minnesota GO	5.000%	11/1/14	500	568
Minnesota GO	5.000%	8/1/19	500	581
Minnesota GO	5.000%	8/1/21	500	563
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	570
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	505
University of Minnesota Revenue	5.000%	8/1/19	500	572
				4,472
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	891

Missouri (1.0%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	500	520
Kansas City MO Water Revenue	5.000%	12/1/18 (13)	500	574
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	5.500%	12/1/15 (4)	2,965	3,022
Missouri Health & Educational Facilities
Authority Revenue (St. Louis University) VRDO	0.280%	1/3/11 LOC	1,400	1,400
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	343
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	582

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	546
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	384
				7,371
Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	501
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	499
Clark County NV Passenger Facility
Charge Revenue (Las Vegas McCarran
International Airport)	4.500%	7/1/20	455	459
Clark County NV School District GO	5.000%	6/15/18	1,690	1,873
Nevada Capital Improvement &
Cultural Affairs GO	5.000%	12/1/26 (3)	500	508
				3,840
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	537

New Jersey (2.3%)
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	5.250%	11/1/13 (4)(Prere.)	875	978
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	0.000%	11/1/21 (4)	500	316
Garden State Preservation Trust
New Jersey Revenue (Open Space &
Farmland Preservation)	0.000%	11/1/22 (4)	500	298
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.750%	6/15/29	500	464
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	502
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	500	553
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	500	553
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.000%	9/1/14	500	547
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.250%	3/1/26	500	507
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)
PUT	5.000%	9/1/14 (4)	500	549
New Jersey Economic Development
Authority Transportation Project
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	541
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	531
New Jersey GO	5.250%	7/15/15 (2)	500	571
New Jersey GO	5.000%	8/15/15	790	895
New Jersey GO	5.250%	7/1/16 (14)	500	576
New Jersey GO	5.250%	7/15/18 (2)	500	574
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	385
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	518
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/11 (Prere.)	625	658
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/14 (3)(Prere.)	500	567
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,730
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	748
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	600	154
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	527
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	541
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	500	485
				16,838
New Mexico (0.2%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	549
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/13 (2)	500	548
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/23	500	546
				1,643
New York (9.5%)
Erie County NY GO	6.125%	1/15/11 (3)	610	611
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City
School District Project)	5.000%	5/1/18	500	552
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City
School District Project)	5.000%	5/1/19	500	547
Long Island NY Power Authority Electric
System Revenue	5.500%	12/1/12 (4)(ETM)	2,000	2,174
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	630	696
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/19 (14)	500	534
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/21 (14)	500	523
Long Island NY Power Authority Electric
System Revenue	5.000%	4/1/23	500	519
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/21 (3)	300	321
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/23	500	513

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/30	500	502
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	634
Metropolitan New York Transportation
Authority Revenue (Service Contract)	5.500%	7/1/15	500	566
Metropolitan New York Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	560	647
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/12 (14)	1,000	1,074
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	557
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/18	500	554
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	530
New York City NY GO	5.500%	6/1/13 (Prere.)	500	555
New York City NY GO	5.250%	8/1/13	500	550
New York City NY GO	5.750%	8/1/13	500	534
New York City NY GO	5.750%	8/1/13 (2)	500	534
New York City NY GO	5.000%	1/1/14	500	548
New York City NY GO	5.250%	9/1/14	500	562
New York City NY GO	5.000%	8/1/16	500	568
New York City NY GO	5.000%	2/1/17	500	563
New York City NY GO	5.000%	9/1/17	500	552
New York City NY GO	5.000%	2/1/18	500	553
New York City NY GO	5.000%	8/1/19	500	544
New York City NY GO	5.000%	11/1/23	305	316
New York City NY GO	5.250%	8/15/24	500	530
New York City NY GO	5.000%	8/1/25	905	927
New York City NY GO	5.000%	8/15/26	475	486
New York City NY GO	5.000%	5/15/28	480	488
New York City NY GO	5.000%	8/1/28	500	506
New York City NY GO	5.000%	8/1/28	400	408
New York City NY GO	5.500%	11/15/28	300	315
New York City NY GO	5.625%	4/1/29	840	889
New York City NY GO	5.000%	5/15/29	500	507
New York City NY GO VRDO	0.300%	1/7/11 LOC	1,300	1,300
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	500	523
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	284
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	500	532
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/19	500	530
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	517
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	506
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	253

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/24 (14)	500	520
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26 (14)	500	512
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	526
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	522
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,064
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	500	536
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/13 (Prere.)	65	71
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/13	2,000	2,136
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	500	562
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/19 (14)	435	467
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/23	500	529
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	500	526
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	500	523
New York GO	4.500%	2/1/17	500	562
New York GO	4.500%	2/1/18	500	559
New York GO	4.500%	2/1/19	500	553
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	535
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	520
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	535
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	414
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	259
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	498
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	607
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	505
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	325	351
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	497
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.280%	1/7/11 LOC	5,300	5,300

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	602
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	513
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	527
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	500
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	536
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	392
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	500	551
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	536
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	520
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	541
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	545
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	501
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	551
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	522
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	508
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	507
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/14	4,000	4,212
New York State Urban
Development Corp. Revenue	5.000%	1/1/15	500	554
New York State Urban
Development Corp. Revenue	5.000%	12/15/18	500	573
New York State Urban
Development Corp. Revenue
(Personal Income Tax)	5.500%	3/15/22 (14)	2,030	2,342
New York State Urban
Development Corp. Revenue
(Personal Income Tax)	5.000%	12/15/25	1,500	1,569
New York State Urban
Development Corp. Revenue (Service Contract)	5.000%	1/1/18	540	603
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/26	500	517
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/15	500	570
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/19 (14)	500	581

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/21 (14)	500	577
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	500	522
				69,681
North Carolina (1.1%)
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	524
North Carolina Eastern Municipal Power
Agency Revenue	5.125%	1/1/14	2,400	2,557
North Carolina Eastern Municipal Power
Agency Revenue	5.000%	1/1/26	500	499
North Carolina GO	5.000%	6/1/19	500	582
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,135
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	484
Wake County NC GO	5.000%	3/1/22	400	459
Wake County NC GO	5.000%	1/1/26	500	525
				7,765
Ohio (2.0%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.290%	1/3/11 LOC	1,750	1,750
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	551
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	1,930	1,486
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	542
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	522
Cuyahoga County OH Revenue
(Cleveland Clinic Health System
Obligated Group) VRDO	0.280%	1/3/11	1,865	1,865
Huber Heights OH City School District GO	4.750%	12/1/26	500	496
Ohio Common Schools GO VRDO	0.300%	1/7/11	300	300
Ohio Conservation Projects GO	5.000%	3/1/17	1,885	2,063
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/14	500	562
Ohio State University General Receipts Revenue	5.000%	12/1/16	500	568
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	569
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/17	3,000	3,347
				14,621
Oregon (0.1%)
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	541

Pennsylvania (1.8%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	549
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project)
VRDO	0.320%	1/3/11 LOC	2,500	2,500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	507
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	744
Pennsylvania GO	5.000%	9/1/14 (4)	500	563
Pennsylvania GO	5.250%	7/1/15	500	576
Pennsylvania GO	5.375%	7/1/21	1,085	1,269
Pennsylvania GO	5.000%	1/1/26	100	104
Pennsylvania GO	5.000%	4/15/28	500	518
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	205
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	518
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.250%	12/1/11 (ETM)	310	311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	361
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,022
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	551
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	518
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	515
2 Philadelphia PA School District GO	5.250%	9/1/22	500	517
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	589
University of Pittsburgh of the Commonwealth
System of Higher Education
Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/24	500	543
				12,980
Puerto Rico (1.9%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	537
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	511
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	532
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	527
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	503
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	497
Puerto Rico GO	6.000%	7/1/27 (14)	500	514
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/22 (3)	500	501
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/25	500	503
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	507
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	501
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,574
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	521
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	478
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (4)(ETM)	3,000	3,663
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	501
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	489
				13,859

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina (0.7%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	543
Greenville County SC School District GO	5.000%	12/1/27	500	503
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	769
South Carolina GO	5.000%	4/1/20	450	518
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,742
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	508
South Carolina Transportation
Infrastructure Revenue	5.250%	10/1/13 (2)	500	549
				5,132
Tennessee (0.6%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	576
Memphis TN GO	5.000%	7/1/21	500	560
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	500	563
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	400
Shelby County TN GO	5.000%	4/1/19	500	576
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	516
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	512
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	500	504
Tennessee GO	5.000%	8/1/14	500	564
				4,771
Texas (3.3%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	761
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	289
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.000%	8/15/18	500	576
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	500	492
Cypress-Fairbanks TX Independent School District
Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	514
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/27	500	491
Dallas TX GO	5.000%	2/15/15	500	566
Dallas TX Independent School District GO	5.000%	8/15/14	500	562
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	556
Harris County TX Flood Control District GO	5.250%	10/1/18	435	509
Harris County TX GO	5.000%	8/15/27	500	511
Harris County TX Revenue	5.000%	10/1/23	500	542
Houston TX GO	5.000%	3/1/20	500	554
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	570
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	508
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	512
Lone Star College System Texas GO	5.000%	8/15/23	250	273
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	517
North East TX Independent School District GO	5.250%	2/1/22	500	573
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	549
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	519
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	256
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	526

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	523
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	573
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	905	972
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	299
Texas A&M University System Revenue Financing
System Revenue	5.000%	5/15/26	500	526
Texas Municipal Gas Acquisition &
Supply Corp. Revenue	6.250%	12/15/26	500	529
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	3,000	2,646
Texas Public Finance Authority GO	5.500%	10/1/12	500	518
Texas State University System Revenue	5.000%	3/15/26	500	524
Texas Tech University System Revenue Financing
System Revenue	5.000%	2/15/28	500	515
Texas Transportation Commission Revenue	4.750%	4/1/24	500	514
Texas Transportation Commission Revenue	5.000%	4/1/25	500	525
Texas Transportation Commission Revenue	5.000%	4/1/26	500	521
Texas Water Financial Assistance GO	5.000%	8/1/24	500	533
Texas Water Financial Assistance GO	5.000%	8/1/25	500	529
Texas Water Financial Assistance GO	5.000%	8/1/26	500	525
Texas Water Financial Assistance GO	5.000%	8/1/27	500	521
University of Texas Permanent University
Fund Revenue	5.250%	7/1/22	500	576
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	569
				24,164
Utah (0.1%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	500	527
Utah GO	5.000%	7/1/16	500	582
				1,109
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	466

Virginia (0.5%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	587
Virginia Public Building Authority Revenue	5.000%	8/1/24	1,090	1,168
Virginia Public School Authority Revenue	5.000%	8/1/13	500	551
Virginia Public School Authority Revenue	5.000%	8/1/19	500	576
Virginia Public School Authority Revenue	5.000%	8/1/19	500	575
				3,457
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	570
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	582
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	578
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	996
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	689
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/26	500	524

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	457
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	514
Washington GO	5.700%	10/1/15 (4)	500	539
Washington GO	5.000%	2/1/16	500	573
Washington GO	0.000%	6/1/20 (3)	500	344
Washington GO	5.000%	8/1/20	500	564
Washington GO	5.000%	7/1/21 (4)	500	531
Washington GO	5.000%	7/1/21	500	549
				8,010
Wisconsin (0.6%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,364
Wisconsin GO	4.000%	9/1/15	970	1,054
Wisconsin GO	5.000%	5/1/22	1,060	1,144
Wisconsin GO	5.000%	5/1/23	500	534
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	564
				4,660
Total Tax-Exempt Municipal Bonds (Cost $376,447)				379,394
Total Investments (99.9%) (Cost $588,391)				732,283
Other Assets and Liabilities (0.1%)
Other Assets				8,154
Liabilities				(7,432)
				722
Net Assets (100%)
Applicable to 36,732,009 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				733,005
Net Asset Value Per Share				$19.96

At December 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				612,390
Overdistributed Net Investment Income				(1,324)
Accumulated Net Realized Losses				(21,953)
Unrealized Appreciation (Depreciation)				143,892
Net Assets				733,005

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of this security represented 0.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2010.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	5,752
Interest	13,275
Total Income	19,027
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative	815
Marketing and Distribution	137
Custodian Fees	10
Auditing Fees	25
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,046
Net Investment Income	17,981
Realized Net Gain (Loss) on Investment Securities Sold	23,695
Change in Unrealized Appreciation (Depreciation) of Investment Securities	19,847
Net Increase (Decrease) in Net Assets Resulting from Operations	61,523

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,981	17,916
Realized Net Gain (Loss)	23,695	(7,889)
Change in Unrealized Appreciation (Depreciation)	19,847	100,729
Net Increase (Decrease) in Net Assets Resulting from Operations	61,523	110,756
Distributions
Net Investment Income	(18,035)	(18,087)
Realized Capital Gain	—	—
Total Distributions	(18,035)	(18,087)
Capital Share Transactions
Issued	55,542	54,143
Issued in Lieu of Cash Distributions	15,301	15,215
Redeemed[1]	(50,511)	(80,121)
Net Increase (Decrease) from Capital Share Transactions	20,332	(10,763)
Total Increase (Decrease)	63,820	81,906
Net Assets
Beginning of Period	669,185	587,279
End of Period[2]	733,005	669,185
1 Net of redemption fees for fiscal 2010 and 2009 of $176,000 and $168,000, respectively.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,324,000) and ($1,270,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.75	$16.19	$20.45	$20.02	$18.88
Investment Operations
Net Investment Income	.496	.491	.565	.588	.540
Net Realized and Unrealized Gain (Loss)
on Investments	1.210	2.566	(4.260)	.430	1.150
Total from Investment Operations	1.706	3.057	(3.695)	1.018	1.690
Distributions
Dividends from Net Investment Income[1]	(.496)	(.497)	(.565)	(.588)	(.550)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.496)	(.497)	(.565)	(.588)	(.550)
Net Asset Value, End of Period	$19.96	$18.75	$16.19	$20.45	$20.02

Total Return[2]	9.22%	19.14%	-18.32%	5.11%	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$733	$669	$587	$722	$662
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.86%	3.01%	2.86%	2.84%
Portfolio Turnover Rate	23%	27%	19%	10%	4%
1 For tax purposes, nontaxable dividends represent 70%, 69%, 72%, 73%, and 74% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $125,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Balanced Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	352,889	—	—
Tax-Exempt Municipal Bonds	—	379,394	—
Total	352,889	379,394	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2010, the fund had $55,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $21,953,000 to offset future net capital gains of $31,000 through December 31, 2016, and $21,922,000 through December 31, 2017.

At December 31, 2010, the cost of investment securities for tax purposes was $588,391,000. Net unrealized appreciation of investment securities for tax purposes was $143,892,000, consisting of unrealized gains of $153,674,000 on securities that had risen in value since their purchase and $9,782,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $166,071,000 of investment securities and sold $156,930,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	2,886	3,142
Issued in Lieu of Cash Distributions	794	870
Redeemed	(2,635)	(4,590)
Net Increase (Decrease) in Shares Outstanding	1,045	(578)

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTGIX	VTGLX	VTMIX
Expense Ratio[1]	0.21%	0.15%	0.09%
30-Day SEC Yield	1.44%	1.52%	1.56%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	3,893
Median Market Cap $47.3B		$47.3B	$29.6B
Price/Earnings Ratio	17.1x	17.1x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.2%	20.2%	18.8%
Earnings Growth Rate	6.3%	6.3%	6.2%
Dividend Yield	1.9%	1.9%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	6%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.6%	10.6%	11.9%
Consumer Staples	10.6	10.6	9.5
Energy	12.0	12.0	10.6
Financials	16.1	16.1	16.6
Health Care	10.9	10.9	10.7
Industrials	10.9	11.0	11.4
Information
Technology	18.8	18.7	18.9
Materials	3.7	3.7	4.5
Telecommunication
Services	3.1	3.1	2.7
Utilities	3.3	3.3	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2%
Apple Inc.	Computer
	Hardware	2.6
Microsoft Corp.	Systems Software	1.8
General Electric Co.	Industrial
	Conglomerates	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Procter & Gamble Co.	Household
	Products	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.5
Top Ten		18.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for
Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Growth and Income
	Fund Investor Shares	14.90%	2.22%	1.37%	$11,460
	Fee-Adjusted Returns	13.77	2.22	1.37	11,460
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	S&P 500 Index	15.06	2.29	1.41	11,507
	Large-Cap Core Funds Average	12.86	1.37	-0.09	9,911
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $100,000
	Year	Years	(11/12/2001)	Investment
Tax-Managed Growth and Income
Fund Admiral Shares	14.99%	2.28%	3.30%	$134,535
Fee-Adjusted Returns	13.86	2.28	3.30	134,535
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	4.69	152,041
S&P 500 Index	15.06	2.29	3.28	134,341
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	15.04%	2.32%	1.46%	$5,782,621
Fee-Adjusted Returns	13.91	2.32	1.46	5,782,621
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
S&P 500 Index	15.06	2.29	1.41	5,753,590

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.

Tax-Managed Growth and Income Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.6%)
	McDonald’s Corp.	215,147	16,515
	Walt Disney Co.	385,598	14,464
*	Amazon.com Inc.	72,145	12,986
*	Ford Motor Co.	763,796	12,824
	Comcast Corp. Class A	534,325	11,739
	Home Depot Inc.	333,714	11,700
	Target Corp.	144,436	8,685
	Time Warner Inc.	226,211	7,277
	Lowe’s Cos. Inc.	281,431	7,058
*	DIRECTV Class A	170,054	6,790
	News Corp. Class A	464,854	6,768
	NIKE Inc. Class B	77,974	6,661
	Johnson Controls Inc.	137,222	5,242
	Viacom Inc. Class B	123,303	4,884
	Starbucks Corp.	150,826	4,846
	Time Warner Cable Inc.	72,407	4,781
	Yum! Brands Inc.	95,684	4,693
	Carnival Corp.	87,840	4,050
*	priceline.com Inc.	10,023	4,005
	TJX Cos. Inc.	80,721	3,583
	Staples Inc.	147,460	3,358
	Coach Inc.	60,563	3,350
*	Kohl’s Corp.	59,513	3,234
	Omnicom Group Inc.	61,275	2,806
	CBS Corp. Class B	138,928	2,647
*	Bed Bath & Beyond Inc.	52,764	2,593
	Marriott International Inc.
	Class A	58,324	2,423
*	Discovery
	Communications Inc.
	Class A	58,100	2,423
	Starwood Hotels &
	Resorts Worldwide Inc.	38,611	2,347
	Best Buy Co. Inc.	67,278	2,307
	McGraw-Hill Cos. Inc.	62,869	2,289
	Stanley Black & Decker Inc.	33,811	2,261
	Macy’s Inc.	86,386	2,186

	Gap Inc.	89,610	1,984
	Fortune Brands Inc.	31,020	1,869
	Mattel Inc.	73,346	1,865
*	O’Reilly Automotive Inc.	28,268	1,708
	Harley-Davidson Inc.	48,027	1,665
	Cablevision Systems Corp.
	Class A	48,968	1,657
	Limited Brands Inc.	53,868	1,655
	Genuine Parts Co.	32,098	1,648
	Tiffany & Co.	25,703	1,601
	Wynn Resorts Ltd.	15,393	1,598
	JC Penney Co. Inc.	48,375	1,563
	Ross Stores Inc.	24,643	1,559
*	NetFlix Inc.	8,849	1,555
	VF Corp.	17,642	1,520
*	AutoZone Inc.	5,532	1,508
*	CarMax Inc.	45,791	1,460
	Polo Ralph Lauren Corp.
	Class A	13,135	1,457
	Nordstrom Inc.	34,336	1,455
	Whirlpool Corp.	15,373	1,366
	Darden Restaurants Inc.	28,211	1,310
	Hasbro Inc.	27,705	1,307
	Family Dollar Stores Inc.	25,756	1,280
	International
	Game Technology	61,078	1,080
	Newell Rubbermaid Inc.	59,289	1,078
	Wyndham Worldwide Corp.	35,596	1,066
*	Interpublic Group of Cos. Inc.	99,909	1,061
	Abercrombie & Fitch Co.	18,028	1,039
	Expedia Inc.	41,226	1,034
*	Apollo Group Inc. Class A	26,005	1,027
	Scripps Networks
	Interactive Inc. Class A	18,381	951
*	Urban Outfitters Inc.	26,140	936
	H&R Block Inc.	62,883	749
	Gannett Co. Inc.	48,625	734
	Comcast Corp. Class A
	Special Shares	33,914	706
*	GameStop Corp. Class A	30,821	705

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	DR Horton Inc.	57,555	687
	Leggett & Platt Inc.	30,081	685
*	Sears Holdings Corp.	9,088	670
*	Harman International
	Industries Inc.	14,181	657
	DeVry Inc.	12,889	618
	Lennar Corp. Class A	32,569	611
*	Goodyear Tire & Rubber Co.	49,443	586
*	Pulte Group Inc.	69,607	523
	Washington Post Co. Class B	1,140	501
*	Big Lots Inc.	15,556	474
	RadioShack Corp.	23,356	432
*	AutoNation Inc.	12,949	365
	Meredith Corp.	7,325	254
			247,594
Consumer Staples (10.6%)
	Procter & Gamble Co.	570,170	36,679
	Coca-Cola Co.	472,981	31,108
	Philip Morris
	International Inc.	369,507	21,627
	Wal-Mart Stores Inc.	398,962	21,516
	PepsiCo Inc.	322,742	21,085
	Kraft Foods Inc.	355,734	11,209
	Altria Group Inc.	425,223	10,469
	CVS Caremark Corp.	276,841	9,626
	Colgate-Palmolive Co.	98,441	7,912
	Walgreen Co.	188,828	7,357
	Costco Wholesale Corp.	88,175	6,367
	Kimberly-Clark Corp.	82,949	5,229
	General Mills Inc.	130,314	4,638
	Archer-Daniels-Midland Co.	130,224	3,917
	Sysco Corp.	119,070	3,501
	HJ Heinz Co.	65,476	3,238
	Kroger Co.	129,777	2,902
	Kellogg Co.	51,793	2,646
	Mead Johnson Nutrition Co.	41,612	2,590
	Avon Products Inc.	87,343	2,538
	Lorillard Inc.	30,456	2,499
	Sara Lee Corp.	130,328	2,282
	Reynolds American Inc.	69,000	2,251
	ConAgra Foods Inc.	89,647	2,024
	Estee Lauder Cos. Inc.
	Class A	23,057	1,861
	Clorox Co.	28,428	1,799
	Coca-Cola Enterprises Inc.	69,160	1,731
	Safeway Inc.	76,010	1,709
	Dr Pepper Snapple
	Group Inc.	46,318	1,629
	Molson Coors Brewing Co.
	Class B	32,210	1,617
	JM Smucker Co.	24,428	1,604
*	Whole Foods Market Inc.	29,814	1,508
	Hershey Co.	31,535	1,487
	Brown-Forman Corp. Class B	21,150	1,472

	Campbell Soup Co.	38,922	1,352
	McCormick & Co. Inc.	27,043	1,258
	Tyson Foods Inc. Class A	60,831	1,047
*	Constellation Brands Inc.
	Class A	36,015	798
	Hormel Foods Corp.	14,100	723
	SUPERVALU Inc.	44,046	424
*	Dean Foods Co.	37,100	328
			247,557
Energy (12.0%)
	Exxon Mobil Corp.	1,027,133	75,104
	Chevron Corp.	409,927	37,406
	Schlumberger Ltd.	277,860	23,201
	ConocoPhillips	299,176	20,374
	Occidental Petroleum Corp.	165,413	16,227
	Apache Corp.	77,747	9,270
	Anadarko Petroleum Corp.	100,888	7,684
	Halliburton Co.	185,211	7,562
	Devon Energy Corp.	88,071	6,915
	National Oilwell Varco Inc.	85,416	5,744
	Marathon Oil Corp.	144,648	5,356
	Baker Hughes Inc.	87,840	5,022
	EOG Resources Inc.	51,629	4,720
	Hess Corp.	61,211	4,685
	Peabody Energy Corp.	54,820	3,507
	Chesapeake Energy Corp.	133,235	3,452
	Spectra Energy Corp.	132,271	3,306
	Noble Energy Inc.	35,605	3,065
	Williams Cos. Inc.	119,055	2,943
	Murphy Oil Corp.	39,066	2,912
	Valero Energy Corp.	115,660	2,674
*	Southwestern Energy Co.	70,453	2,637
*	Cameron International Corp.	49,275	2,500
	Consol Energy Inc.	46,089	2,246
*	FMC Technologies Inc.	24,478	2,176
	Pioneer Natural
	Resources Co.	23,670	2,055
	El Paso Corp.	143,820	1,979
*	Newfield Exploration Co.	27,311	1,969
*	Denbury Resources Inc.	81,592	1,558
	Range Resources Corp.	32,486	1,461
*	Nabors Industries Ltd.	58,106	1,363
	EQT Corp.	30,304	1,359
	QEP Resources Inc.	35,768	1,299
	Massey Energy Co.	20,884	1,121
	Helmerich & Payne Inc.	21,687	1,051
	Sunoco Inc.	24,588	991
	Diamond Offshore
	Drilling Inc.	14,211	950
*	Rowan Cos. Inc.	25,886	904
	Cabot Oil & Gas Corp.	21,269	805
*	Tesoro Corp.	29,184	541
			280,094

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Financials (16.1%)
	JPMorgan Chase & Co.	796,207	33,775
	Wells Fargo & Co.	1,069,080	33,131
*	Citigroup Inc.	5,917,423	27,989
	Bank of America Corp.	2,054,245	27,404
*	Berkshire Hathaway Inc.
	Class B	317,899	25,467
	Goldman Sachs Group Inc.	104,204	17,523
	US Bancorp	390,804	10,540
	American Express Co.	213,398	9,159
	Morgan Stanley	308,438	8,393
	MetLife Inc.	184,545	8,201
	Bank of New York
	Mellon Corp.	252,523	7,626
	PNC Financial Services
	Group Inc.	107,080	6,502
	Simon Property Group Inc.	59,682	5,938
	Prudential Financial Inc.	98,796	5,800
	Aflac Inc.	95,939	5,414
	Travelers Cos. Inc.	93,589	5,214
	State Street Corp.	102,250	4,738
	CME Group Inc.	13,642	4,389
	ACE Ltd.	69,000	4,295
	Capital One Financial Corp.	92,986	3,958
	BB&T Corp.	141,183	3,712
	Chubb Corp.	62,176	3,708
	Allstate Corp.	109,576	3,493
	Charles Schwab Corp.	201,744	3,452
	T Rowe Price Group Inc.	52,170	3,367
	Franklin Resources Inc.	29,626	3,295
	AON Corp.	67,339	3,098
	Marsh &
	McLennan Cos. Inc.	110,400	3,018
	SunTrust Banks Inc.	102,099	3,013
	Equity Residential	57,895	3,008
	Ameriprise Financial Inc.	50,542	2,909
	Public Storage	28,489	2,889
	Vornado Realty Trust	33,257	2,771
*	Berkshire Hathaway Inc.
	Class A	23	2,770
	HCP Inc.	74,340	2,735
	Northern Trust Corp.	49,248	2,729
	Progressive Corp.	134,993	2,682
	Loews Corp.	64,357	2,504
	Boston Properties Inc.	28,583	2,461
	Host Hotels & Resorts Inc.	135,942	2,429
	Hartford Financial Services
	Group Inc.	90,729	2,403
	Fifth Third Bancorp	162,719	2,389
	Invesco Ltd.	94,216	2,267
	Principal Financial Group Inc.	65,118	2,120
	M&T Bank Corp.	24,309	2,116
	Weyerhaeuser Co.	108,973	2,063
	Discover Financial Services	110,778	2,053
	AvalonBay Communities Inc.	17,343	1,952

	Lincoln National Corp.	64,625	1,797
	Regions Financial Corp.	256,113	1,793
*	Intercontinental-
	Exchange Inc.	14,914	1,777
	Ventas Inc.	31,958	1,677
	ProLogis	116,126	1,677
*	American International
	Group Inc.	28,572	1,646
	NYSE Euronext	53,337	1,599
	KeyCorp	179,560	1,589
	Unum Group	64,625	1,565
	Comerica Inc.	35,993	1,520
	Kimco Realty Corp.	82,523	1,489
	XL Group plc Class A	65,726	1,434
	Health Care REIT Inc.	29,666	1,413
	Hudson City Bancorp Inc.	107,019	1,363
*	Genworth Financial Inc.
	Class A	100,034	1,314
*	SLM Corp.	99,404	1,252
	Plum Creek Timber Co. Inc.	32,915	1,233
*	CB Richard Ellis Group Inc.
	Class A	59,321	1,215
	Huntington Bancshares Inc.	176,123	1,210
	Leucadia National Corp.	40,394	1,179
	Legg Mason Inc.	31,036	1,126
	Moody’s Corp.	41,740	1,108
	People’s United Financial Inc.	74,932	1,050
	Cincinnati Financial Corp.	32,995	1,046
	Torchmark Corp.	16,466	984
	Zions Bancorporation	36,340	881
	Assurant Inc.	21,709	836
	Marshall & Ilsley Corp.	108,008	747
*	NASDAQ OMX Group Inc.	30,395	721
*	E*Trade Financial Corp.	40,659	651
*	First Horizon National Corp.	53,224	627
	Apartment Investment &
	Management Co.	23,892	617
	Federated Investors Inc.
	Class B	18,895	494
	Janus Capital Group Inc.	37,389	485
			373,977
Health Care (10.9%)
	Johnson & Johnson	559,359	34,596
	Pfizer Inc.	1,631,598	28,569
	Merck & Co. Inc.	627,475	22,614
	Abbott Laboratories	314,843	15,084
*	Amgen Inc.	192,388	10,562
	Bristol-Myers Squibb Co.	348,566	9,230
	Medtronic Inc.	220,134	8,165
	UnitedHealth Group Inc.	224,317	8,100
	Eli Lilly & Co.	206,875	7,249
	Baxter International Inc.	118,621	6,005
*	Gilead Sciences Inc.	165,614	6,002
*	Express Scripts Inc.	107,465	5,809
*	Celgene Corp.	95,785	5,665

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Medco Health Solutions Inc.	86,575	5,304
*	WellPoint Inc.	80,215	4,561
*	Thermo Fisher Scientific Inc.	81,017	4,485
	Allergan Inc.	62,648	4,302
	Becton Dickinson and Co.	46,838	3,959
*	Genzyme Corp.	52,632	3,747
	Stryker Corp.	69,513	3,733
	McKesson Corp.	51,535	3,627
*	Biogen Idec Inc.	48,560	3,256
*	St. Jude Medical Inc.	69,608	2,976
*	Agilent Technologies Inc.	70,547	2,923
	Cardinal Health Inc.	70,959	2,718
	Aetna Inc.	81,578	2,489
*	Boston Scientific Corp.	308,916	2,339
*	Zimmer Holdings Inc.	40,218	2,159
*	Life Technologies Corp.	38,182	2,119
*	Intuitive Surgical Inc.	8,007	2,064
	CIGNA Corp.	55,520	2,035
	AmerisourceBergen Corp.
	Class A	56,224	1,918
*	Hospira Inc.	34,154	1,902
*	Mylan Inc.	88,519	1,870
*	Humana Inc.	34,162	1,870
*	Forest Laboratories Inc.	58,027	1,856
*	Laboratory Corp. of
	America Holdings	20,668	1,817
	CR Bard Inc.	19,029	1,746
*	Varian Medical Systems Inc.	24,249	1,680
	Quest Diagnostics Inc.	28,842	1,557
*	Waters Corp.	18,658	1,450
*	Cerner Corp.	14,519	1,376
*	DaVita Inc.	19,713	1,370
*	Watson Pharmaceuticals Inc.	25,477	1,316
*	CareFusion Corp.	45,389	1,167
	DENTSPLY International Inc.	29,053	993
*	Cephalon Inc.	15,432	952
*	Coventry Health Care Inc.	30,280	799
*	Tenet Healthcare Corp.	100,317	671
	PerkinElmer Inc.	24,137	623
	Patterson Cos. Inc.	19,940	611
			253,990
Industrials (10.9%)
	General Electric Co.	2,170,374	39,696
	United Technologies Corp.	188,000	14,799
	United Parcel Service Inc.
	Class B	201,384	14,616
	3M Co.	145,543	12,560
	Caterpillar Inc.	129,239	12,105
	Boeing Co.	149,346	9,746
	Union Pacific Corp.	100,540	9,316
	Emerson Electric Co.	153,304	8,764
	Honeywell International Inc.	158,861	8,445
	Deere & Co.	86,320	7,169
	FedEx Corp.	64,097	5,962

	General Dynamics Corp.	77,044	5,467
	Illinois Tool Works Inc.	101,161	5,402
	Danaher Corp.	109,488	5,165
	CSX Corp.	76,269	4,928
	Norfolk Southern Corp.	74,106	4,655
	Cummins Inc.	40,244	4,427
	PACCAR Inc.	74,239	4,263
	Lockheed Martin Corp.	60,199	4,209
	Tyco International Ltd.	99,772	4,134
	Precision Castparts Corp.	28,965	4,032
	Northrop Grumman Corp.	59,470	3,853
	Waste Management Inc.	97,234	3,585
	Eaton Corp.	34,379	3,490
	Raytheon Co.	71,995	3,336
	Ingersoll-Rand plc	66,100	3,113
	Parker Hannifin Corp.	32,790	2,830
	CH Robinson Worldwide Inc.	33,712	2,703
	Fluor Corp.	36,490	2,418
	Expeditors International of
	Washington Inc.	43,223	2,360
	Goodrich Corp.	25,568	2,252
	Dover Corp.	37,906	2,216
	Rockwell Automation Inc.	28,803	2,065
	Southwest Airlines Co.	151,836	1,971
	ITT Corp.	37,302	1,944
	Rockwell Collins Inc.	32,014	1,865
	Republic Services Inc.
	Class A	62,456	1,865
	Fastenal Co.	30,041	1,800
	WW Grainger Inc.	11,763	1,625
	L-3 Communications
	Holdings Inc.	22,977	1,620
	Roper Industries Inc.	19,140	1,463
*	Stericycle Inc.	17,464	1,413
	Flowserve Corp.	11,368	1,355
	Textron Inc.	55,708	1,317
*	Jacobs Engineering
	Group Inc.	25,545	1,171
	Pall Corp.	23,395	1,160
	Iron Mountain Inc.	41,155	1,029
	Pitney Bowes Inc.	41,281	998
	Robert Half International Inc.	30,301	927
	Avery Dennison Corp.	21,887	927
	Masco Corp.	72,919	923
	Equifax Inc.	25,067	892
*	Quanta Services Inc.	43,969	876
	Dun & Bradstreet Corp.	10,196	837
	RR Donnelley & Sons Co.	42,268	738
	Cintas Corp.	25,702	719
	Snap-On Inc.	11,767	666
	Ryder System Inc.	10,704	563
*	Raytheon Co. Warrants
	Exp. 06/16/2011	2,287	20
			254,765

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Information Technology (18.7%)
*	Apple Inc.	186,860	60,273
	Microsoft Corp.	1,533,623	42,819
	International Business
	Machines Corp.	253,042	37,136
*	Google Inc. Class A	50,807	30,178
	Oracle Corp.	788,473	24,679
	Intel Corp.	1,136,168	23,894
*	Cisco Systems Inc.	1,128,995	22,840
	Hewlett-Packard Co.	461,874	19,445
	QUALCOMM Inc.	329,413	16,303
*	EMC Corp.	419,601	9,609
	Texas Instruments Inc.	239,448	7,782
	Visa Inc. Class A	99,348	6,992
*	eBay Inc.	234,007	6,512
	Corning Inc.	318,290	6,149
*	Dell Inc.	342,572	4,642
	Automatic Data
	Processing Inc.	100,246	4,639
*	Cognizant Technology
	Solutions Corp. Class A	61,960	4,541
	Mastercard Inc. Class A	19,734	4,423
*	Yahoo! Inc.	265,851	4,421
*	Motorola Inc.	479,279	4,347
*	NetApp Inc.	73,818	4,057
	Broadcom Corp. Class A	92,995	4,050
*	Juniper Networks Inc.	106,783	3,942
	Applied Materials Inc.	272,295	3,826
	Xerox Corp.	281,820	3,246
*	Adobe Systems Inc.	103,730	3,193
*	Salesforce.com Inc.	24,023	3,171
*	Intuit Inc.	56,994	2,810
*	Symantec Corp.	158,352	2,651
*	Citrix Systems Inc.	38,403	2,627
	Western Union Co.	133,422	2,478
*	SanDisk Corp.	47,585	2,373
	Analog Devices Inc.	60,847	2,292
	Altera Corp.	63,821	2,271
*	F5 Networks Inc.	16,494	2,147
	Paychex Inc.	65,525	2,025
	CA Inc.	78,185	1,911
	Amphenol Corp. Class A	35,663	1,882
*	NVIDIA Corp.	118,581	1,826
*	Red Hat Inc.	38,927	1,777
*	Fiserv Inc.	30,167	1,767
*	Autodesk Inc.	46,233	1,766
*	Akamai Technologies Inc.	37,053	1,743
*	BMC Software Inc.	36,145	1,704
*	Western Digital Corp.	46,924	1,591
	Linear Technology Corp.	45,847	1,586
	Computer Sciences Corp.	31,484	1,562
	Xilinx Inc.	52,836	1,531
	Fidelity National Information
	Services Inc.	53,741	1,472
*	McAfee Inc.	31,100	1,440

*	First Solar Inc.	11,033	1,436
*	Micron Technology Inc.	174,959	1,403
*	Teradata Corp.	34,059	1,402
	KLA-Tencor Corp.	34,159	1,320
	Microchip Technology Inc.	37,799	1,293
	Harris Corp.	26,020	1,179
	VeriSign Inc.	35,031	1,144
*	Electronic Arts Inc.	67,555	1,106
*	FLIR Systems Inc.	32,296	961
*	Advanced Micro
	Devices Inc.	116,145	950
*	SAIC Inc.	59,868	949
	Jabil Circuit Inc.	39,740	798
*	LSI Corp.	125,732	753
	National
	Semiconductor Corp.	48,616	669
*	JDS Uniphase Corp.	45,491	659
	Molex Inc.	28,022	637
*	Monster Worldwide Inc.	26,688	631
*	Novellus Systems Inc.	18,248	590
*	Lexmark International Inc.
	Class A	15,908	554
*	Compuware Corp.	45,476	531
*	MEMC Electronic
	Materials Inc.	46,504	524
*	Teradyne Inc.	36,700	515
	Tellabs Inc.	75,215	510
	Total System Services Inc.	33,098	509
*	Novell Inc.	72,081	427
*	QLogic Corp.	21,286	362
			434,153
Materials (3.8%)
	Freeport-McMoRan
	Copper & Gold Inc.	95,858	11,512
	EI du Pont de
	Nemours & Co.	185,914	9,273
	Dow Chemical Co.	236,394	8,070
	Monsanto Co.	109,414	7,620
	Newmont Mining Corp.	100,383	6,167
	Praxair Inc.	62,334	5,951
	Air Products &
	Chemicals Inc.	43,732	3,977
	Alcoa Inc.	207,903	3,200
	Nucor Corp.	64,290	2,817
	PPG Industries Inc.	33,224	2,793
	International Paper Co.	89,018	2,425
	Ecolab Inc.	47,179	2,379
	Cliffs Natural Resources Inc.	27,632	2,156
	CF Industries Holdings Inc.	14,489	1,958
	United States Steel Corp.	29,380	1,716
	Sigma-Aldrich Corp.	24,740	1,647
	Sherwin-Williams Co.	18,154	1,520
	Eastman Chemical Co.	14,622	1,229
	Ball Corp.	18,007	1,225
	FMC Corp.	14,664	1,171

51

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Vulcan Materials Co.	26,230	1,164
	Allegheny Technologies Inc.	20,220	1,116
*	Owens-Illinois Inc.	33,185	1,019
	Airgas Inc.	15,097	943
	International Flavors &
	Fragrances Inc.	16,354	909
	MeadWestvaco Corp.	34,159	894
	Sealed Air Corp.	32,592	829
	Bemis Co. Inc.	21,950	717
	AK Steel Holding Corp.	22,200	363
*	Titanium Metals Corp.	18,600	320
			87,080
Telecommunication Services (3.1%)
	AT&T Inc.	1,203,776	35,367
	Verizon
	Communications Inc.	575,696	20,598
*	American Tower Corp.
	Class A	81,179	4,192
	CenturyLink Inc.	61,865	2,856
	Qwest Communications
	International Inc.	354,315	2,696
*	Sprint Nextel Corp.	607,666	2,571
	Frontier
	Communications Corp.	202,006	1,966
	Windstream Corp.	98,658	1,375
*	MetroPCS
	Communications Inc.	53,328	674
			72,295
Utilities (3.3%)
	Southern Co.	171,103	6,541
	Exelon Corp.	134,686	5,608
	Dominion Resources Inc.	118,391	5,058
	Duke Energy Corp.	270,298	4,814
	NextEra Energy Inc.	84,718	4,405
	PG&E Corp.	79,581	3,807
	American Electric
	Power Co. Inc.	97,652	3,514
	Public Service Enterprise
	Group Inc.	103,034	3,278
	Consolidated Edison Inc.	59,332	2,941
	Entergy Corp.	36,835	2,609
	PPL Corp.	98,539	2,594

Progress Energy Inc.	59,540	2,589
Sempra Energy	48,952	2,569
Edison International	66,533	2,568
FirstEnergy Corp.	62,030	2,296
Xcel Energy Inc.	93,724	2,207
* AES Corp.	135,635	1,652
DTE Energy Co.	34,379	1,558
Wisconsin Energy Corp.	23,921	1,408
Ameren Corp.	48,721	1,373
CenterPoint Energy Inc.	86,088	1,353
Constellation Energy
Group Inc.	41,076	1,258
Oneok Inc.	21,662	1,202
Northeast Utilities	35,759	1,140
NiSource Inc.	56,443	995
* NRG Energy Inc.	50,374	984
SCANA Corp.	23,088	937
CMS Energy Corp.	50,220	934
Pinnacle West Capital Corp.	22,140	918
Allegheny Energy Inc.	34,800	844
Pepco Holdings Inc.	45,755	835
TECO Energy Inc.	43,950	782
Integrys Energy Group Inc.	15,773	765
Nicor Inc.	9,280	463
		76,799
Total Common Stocks
(Cost $2,036,632)		2,328,304
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market
Liquidity Fund, 0.211%
(Cost $1,542)	1,541,884	1,542
Total Investments (100.1%)
(Cost $2,038,174)		2,329,846
Other Assets and Liabilities (-0.1%)
Other Assets		4,271
Liabilities		(6,661)
		(2,390)
Net Assets (100%)		2,327,456

Tax-Managed Growth and Income Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,099,352
Overdistributed Net Investment Income	(3,350)
Accumulated Net Realized Losses	(60,218)
Unrealized Appreciation (Depreciation)	291,672
Net Assets	2,327,456

Investor Shares—Net Assets
Applicable to 17,847,029 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	489,007
Net Asset Value Per Share—
Investor Shares	$27.40

Admiral Shares—Net Assets
Applicable to 28,656,367 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,613,575
Net Asset Value Per Share—
Admiral Shares	$56.31

Institutional Shares—Net Assets
Applicable to 8,206,949 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	224,874
Net Asset Value Per Share—
Institutional Shares	$27.40

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	45,225
Interest[1]	2
Total Income	45,227
Expenses
The Vanguard Group—Note B
Investment Advisory Services	204
Management and Administrative—Investor Shares	759
Management and Administrative—Admiral Shares	1,311
Management and Administrative—Institutional Shares	94
Marketing and Distribution—Investor Shares	93
Marketing and Distribution—Admiral Shares	265
Marketing and Distribution—Institutional Shares	43
Custodian Fees	57
Auditing Fees	26
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	2,867
Net Investment Income	42,360
Realized Net Gain (Loss) on Investment Securities Sold	29,493
Change in Unrealized Appreciation (Depreciation) of Investment Securities	234,852
Net Increase (Decrease) in Net Assets Resulting from Operations	306,705
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,360	45,962
Realized Net Gain (Loss)	29,493	445,426
Change in Unrealized Appreciation (Depreciation)	234,852	(30,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	306,705	461,157
Distributions
Net Investment Income
Investor Shares	(8,731)	(9,716)
Admiral Shares	(29,437)	(30,061)
Institutional Shares	(4,196)	(5,034)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(42,364)	(44,811)
Capital Share Transactions
Investor Shares	(46,196)	(33,993)
Admiral Shares	(35,245)	(17,864)
Institutional Shares	(873)	(104,662)
Net Increase (Decrease) from Capital Share Transactions	(82,314)	(156,519)
Total Increase (Decrease)	182,027	259,827
Net Assets
Beginning of Period	2,145,429	1,885,602
End of Period[1]	2,327,456	2,145,429
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,350,000) and ($3,346,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.30	$19.65	$31.96	$30.87	$27.15
Investment Operations
Net Investment Income	.474	.490	.572	.578	.504
Net Realized and Unrealized Gain (Loss)
on Investments	3.102	4.640	(12.295)	1.089	3.727
Total from Investment Operations	3.576	5.130	(11.723)	1.667	4.231
Distributions
Dividends from Net Investment Income	(.476)	(.480)	(.587)	(.577)	(.511)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.476)	(.480)	(.587)	(.577)	(.511)
Net Asset Value, End of Period	$27.40	$24.30	$19.65	$31.96	$30.87

Total Return[1]	14.90%	26.47%	-37.04%	5.39%	15.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$489	$479	$420	$740	$784
Ratio of Total Expenses to
Average Net Assets	0.20%	0.21%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.34%	2.13%	1.80%	1.77%
Portfolio Turnover Rate	6%	38%	8%	5%	6%
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$49.94	$40.39	$65.69	$63.44	$55.80
Investment Operations
Net Investment Income	1.017	1.036	1.212	1.230	1.069
Net Realized and Unrealized Gain (Loss)
on Investments	6.374	9.532	(25.276)	2.245	7.648
Total from Investment Operations	7.391	10.568	(24.064)	3.475	8.717
Distributions
Dividends from Net Investment Income	(1.021)	(1.018)	(1.236)	(1.225)	(1.077)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.021)	(1.018)	(1.236)	(1.225)	(1.077)
Net Asset Value, End of Period	$56.31	$49.94	$40.39	$65.69	$63.44

Total Return[1]	14.99%	26.54%	-37.00%	5.47%	15.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,614	$1,466	$1,203	$2,113	$1,935
Ratio of Total Expenses to
Average Net Assets	0.12%	0.15%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.40%	2.19%	1.86%	1.82%
Portfolio Turnover Rate	6%	38%	8%	5%	6%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.30	$19.65	$31.96	$30.87	$27.15
Investment Operations
Net Investment Income	.506	.515	.598	.604	.527
Net Realized and Unrealized Gain (Loss)
on Investments	3.101	4.642	(12.299)	1.089	3.727
Total from Investment Operations	3.607	5.157	(11.701)	1.693	4.254
Distributions
Dividends from Net Investment Income	(.507)	(.507)	(.609)	(.603)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.507)	(.507)	(.609)	(.603)	(.534)
Net Asset Value, End of Period	$27.40	$24.30	$19.65	$31.96	$30.87

Total Return[1]	15.04%	26.63%	-36.98%	5.47%	15.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$200	$263	$469	$389
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.46%	2.22%	1.88%	1.85%
Portfolio Turnover Rate	6%	38%	8%	5%	6%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $385,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth and Income Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2010, the fund had $261,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $49,308,000 to offset future net capital gains through December 31, 2016. In addition, the fund realized losses of $7,745,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $2,041,338,000. Net unrealized appreciation of investment securities for tax purposes was $288,508,000, consisting of unrealized gains of $530,460,000 on securities that had risen in value since their purchase and $241,952,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $129,088,000 of investment securities and sold $211,027,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	24,116	966	38,556	1,918
Issued in Lieu of Cash Distributions	7,770	308	8,650	406
Redeemed[1]	(78,082)	(3,142)	(81,199)	(3,988)
Net Increase (Decrease)—Investor Shares	(46,196)	(1,868)	(33,993)	(1,664)
Admiral Shares
Issued	67,154	1,314	101,215	2,524
Issued in Lieu of Cash Distributions	23,036	444	23,319	532
Redeemed[1]	(125,435)	(2,457)	(142,398)	(3,471)
Net Increase (Decrease)—Admiral Shares	(35,245)	(699)	(17,864)	(415)
Institutional Shares
Issued	26,919	1,121	3,198	175
Issued in Lieu of Cash Distributions	2,634	104	3,141	149
Redeemed[1]	(30,426)	(1,269)	(111,001)	(5,450)
Net Increase (Decrease)—Institutional Shares	(873)	(44)	(104,662)	(5,126)
1 Net of redemption fees for fiscal 2010 and 2009 of $288,000 and $807,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VMCAX	VTCLX	VTCIX
Expense Ratio[1]	0.21%	0.15%	0.09%
30-Day SEC Yield	1.15%	1.23%	1.27%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	633	978	3,893
Median Market Cap $35.3B		$37.1B	$29.6B
Price/Earnings Ratio	17.6x	17.4x	18.3x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	19.5%	19.5%	18.8%
Earnings Growth Rate	6.7%	6.2%	6.2%
Dividend Yield	1.6%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	7%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.4%	11.2%	11.9%
Consumer Staples	10.0	9.7	9.5
Energy	11.6	11.7	10.6
Financials	15.8	16.1	16.6
Health Care	11.3	11.2	10.7
Industrials	11.4	11.2	11.4
Information
Technology	18.4	18.3	18.9
Materials	4.0	4.2	4.5
Telecommunication
Services	3.0	3.0	2.7
Utilities	3.1	3.4	3.2

Volatility Measures
		DJ
		U.S. Total
	Russell 1000	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.3
Microsoft Corp.	Systems Software	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
Procter & Gamble Co.	Household
	Products	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Top Ten		16.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for
Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Capital Appreciation
	Fund Investor Shares	15.94%	2.52%	1.50%	$11,610
	Fee-Adjusted Returns	14.80	2.52	1.50	11,610
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	Russell 1000 Index	16.10	2.59	1.83	11,986
	Multi-Cap Core Funds Average	15.55	2.14	1.63	11,759
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $100,000
	Year	Years	(11/12/2001)	Investment
Tax-Managed Capital Appreciation
Fund Admiral Shares	16.02%	2.57%	4.05%	$143,714
Fee-Adjusted Returns	14.87	2.57	4.05	143,714
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	4.69	152,041
Russell 1000 Index	16.10	2.59	3.87	141,414
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	16.08%	2.61%	1.60%	$5,858,358
Fee-Adjusted Returns	14.93	2.61	1.60	5,858,358
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
Russell 1000 Index	16.10	2.59	1.83	5,993,037

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets

As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.4%)
	McDonald’s Corp.	306,260	23,508
	Walt Disney Co.	611,436	22,935
*	Amazon.com Inc.	112,400	20,232
	Home Depot Inc.	480,000	16,829
*	Ford Motor Co.	998,028	16,757
	Comcast Corp. Class A	755,371	16,595
	Target Corp.	243,300	14,630
	Lowe’s Cos. Inc.	498,600	12,505
	Time Warner Inc.	376,649	12,117
	News Corp. Class A	778,830	11,340
*	DIRECTV Class A	283,753	11,330
	NIKE Inc. Class B	127,200	10,865
	Johnson Controls Inc.	237,600	9,076
	Starbucks Corp.	274,352	8,815
	Yum! Brands Inc.	173,360	8,503
	Coach Inc.	127,900	7,074
*	Kohl’s Corp.	126,650	6,882
	Viacom Inc. Class B	171,033	6,775
	Time Warner Cable Inc.	94,542	6,243
*	Bed Bath & Beyond Inc.	119,717	5,884
	Starwood Hotels &
	Resorts Worldwide Inc.	89,818	5,459
	Marriott International Inc.
	Class A	125,975	5,233
	Best Buy Co. Inc.	141,084	4,838
*	Liberty Media Corp. -
	Interactive	302,926	4,777
*	BorgWarner Inc.	65,300	4,725
	Gap Inc.	211,887	4,691
*	Las Vegas Sands Corp.	100,440	4,615
*	O’Reilly Automotive Inc.	75,748	4,577
	McGraw-Hill Cos. Inc.	122,900	4,475
*	AutoZone Inc.	15,900	4,334
*	Dollar Tree Inc.	74,751	4,192
*	Sirius XM Radio Inc.	2,434,000	3,992
*	CarMax Inc.	125,043	3,986
	Darden Restaurants Inc.	83,850	3,894

			Market
			Value
		Shares	($000)
	Polo Ralph Lauren Corp.
	Class A	34,500	3,827
	Ross Stores Inc.	60,296	3,814
	Advance Auto Parts Inc.	56,402	3,731
	Hasbro Inc.	77,100	3,638
	Gentex Corp.	116,252	3,436
	PetSmart Inc.	85,700	3,413
*	Discovery
	Communications Inc.	90,137	3,307
	Scripps Networks
	Interactive Inc. Class A	62,170	3,217
	Expedia Inc.	124,613	3,127

*	Interpublic Group of Cos. Inc.	294,400	3,126
*	MGM Resorts International	208,690	3,099
*	NVR Inc.	4,440	3,068
	Phillips-Van Heusen Corp.	46,281	2,916
	DeVry Inc.	59,639	2,861
*	Apollo Group Inc. Class A	72,229	2,852
*	Toll Brothers Inc.	144,600	2,747
*	AutoNation Inc.	96,025	2,708
	John Wiley & Sons Inc.
	Class A	58,700	2,656
*	Office Depot Inc.	479,200	2,588
*	Liberty Global Inc.	75,207	2,549
	CBS Corp. Class B	127,174	2,423
	Omnicom Group Inc.	50,600	2,317
	International
	Game Technology	129,600	2,293
*	Lamar Advertising Co.
	Class A	56,186	2,238
	Staples Inc.	94,495	2,152
	Brinker International Inc.	102,750	2,145
*	Harman International
	Industries Inc.	43,600	2,019
*	Mohawk Industries Inc.	34,700	1,970
	Harley-Davidson Inc.	56,800	1,969
	Cablevision Systems Corp.
	Class A	54,344	1,839
	Stanley Black & Decker Inc.	26,745	1,788

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Virgin Media Inc.	62,269	1,696
	Weight Watchers
	International Inc.	45,200	1,695
*	Liberty Global Inc. Class A	47,398	1,677
	DR Horton Inc.	126,366	1,508
	Macy’s Inc.	56,800	1,437
*	Pulte Group Inc.	187,674	1,411
	Foot Locker Inc.	70,600	1,385
	Nordstrom Inc.	32,300	1,369
	Abercrombie & Fitch Co.	23,300	1,343
*	Career Education Corp.	60,400	1,252
*	Dollar General Corp.	39,700	1,218
*	Liberty Media Corp. - Starz	16,392	1,090
	RadioShack Corp.	58,000	1,072
*	Liberty Media Corp. - Capital	16,431	1,028
	Lennar Corp. Class A	54,600	1,024
	International Speedway Corp.
	Class A	37,986	994
	American Eagle
	Outfitters Inc.	66,991	980
	Mattel Inc.	36,032	916
	Aaron’s Inc.	37,182	758
	TJX Cos. Inc.	12,976	576
	Comcast Corp. Class A
	Special Shares	26,219	546
*	Sears Holdings Corp.	7,200	531
*	Madison Square Garden Inc.
	Class A	13,586	350
	Chico’s FAS Inc.	28,340	341
*	Education
	Management Corp.	18,200	329
*	Hanesbrands Inc.	9,675	246
	Washington Post Co. Class B	520	229
	Wynn Resorts Ltd.	2,000	208
*	priceline.com Inc.	480	192
	Lennar Corp. Class B	8,300	129
	Carnival Corp.	2,000	92
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	2,684	1
			426,139
Consumer Staples (10.0%)
	Procter & Gamble Co.	856,178	55,078
	Coca-Cola Co.	637,700	41,942
	PepsiCo Inc.	490,139	32,021
	Wal-Mart Stores Inc.	593,528	32,009
	Philip Morris
	International Inc.	494,509	28,944
	CVS Caremark Corp.	443,754	15,429
	Walgreen Co.	307,300	11,972
	Costco Wholesale Corp.	156,100	11,272
	Kraft Foods Inc.	348,826	10,991
	Colgate-Palmolive Co.	115,900	9,315
	Altria Group Inc.	369,663	9,101
	Archer-Daniels-Midland Co.	243,273	7,318

	Kroger Co.	263,700	5,896
	Estee Lauder Cos. Inc.
	Class A	60,000	4,842
	Clorox Co.	69,120	4,374
	Bunge Ltd.	62,800	4,115
	Brown-Forman Corp.
	Class B	57,846	4,027
	Dr Pepper Snapple
	Group Inc.	114,200	4,015
	Safeway Inc.	170,462	3,834
	Hershey Co.	81,300	3,833
	Coca-Cola Enterprises Inc.	153,000	3,830
	Molson Coors Brewing Co.
	Class B	71,900	3,609
	McCormick & Co. Inc.	76,100	3,541
	Campbell Soup Co.	97,400	3,385
*	Constellation Brands Inc.
	Class A	151,500	3,356
	Church & Dwight Co. Inc.	47,100	3,251
	JM Smucker Co.	49,024	3,218
*	Energizer Holdings Inc.	44,128	3,217
	Hormel Foods Corp.	62,600	3,209
	Del Monte Foods Co.	169,460	3,186
	General Mills Inc.	88,800	3,160
*	Hansen Natural Corp.	60,300	3,152
	Corn Products
	International Inc.	67,200	3,091
	Tyson Foods Inc. Class A	177,944	3,064
	Kimberly-Clark Corp.	46,540	2,934
	Alberto-Culver Co. Class B	77,514	2,871
*	Green Mountain Coffee
	Roasters Inc.	86,509	2,843
*	Smithfield Foods Inc.	135,135	2,788
	Mead Johnson Nutrition Co.	42,525	2,647
	Kellogg Co.	44,300	2,263
*	Ralcorp Holdings Inc.	29,009	1,886
	Avon Products Inc.	59,300	1,723
*	Whole Foods Market Inc.	32,840	1,661
*	Central European
	Distribution Corp.	72,480	1,660
*	Dean Foods Co.	122,475	1,083
	Sara Lee Corp.	44,600	781
	Sysco Corp.	17,111	503
*	BJ’s Wholesale Club Inc.	9,300	445
	ConAgra Foods Inc.	11,200	253
	Reynolds American Inc.	212	7
			372,945
Energy (11.6%)
	Exxon Mobil Corp.	1,488,064	108,807
	Chevron Corp.	582,638	53,166
	Schlumberger Ltd.	375,599	31,363
	ConocoPhillips	354,040	24,110
	Occidental Petroleum Corp.	190,339	18,672
	Apache Corp.	128,217	15,287
	Anadarko Petroleum Corp.	172,516	13,139

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Devon Energy Corp.	148,622	11,668
	National Oilwell Varco Inc.	153,541	10,326
	Baker Hughes Inc.	162,171	9,271
	Hess Corp.	109,600	8,389
	EOG Resources Inc.	88,300	8,072
	Peabody Energy Corp.	108,100	6,916
	Noble Energy Inc.	77,200	6,645
	Halliburton Co.	158,200	6,459
	Williams Cos. Inc.	247,700	6,123
*	Cameron International Corp.	114,002	5,783
*	Southwestern Energy Co.	148,800	5,570
*	FMC Technologies Inc.	60,050	5,339
	Pioneer Natural
	Resources Co.	56,337	4,891
*	Newfield Exploration Co.	66,098	4,766
	Valero Energy Corp.	182,480	4,219
	Cimarex Energy Co.	46,499	4,117
	EQT Corp.	90,900	4,076
	QEP Resources Inc.	103,165	3,746
	Range Resources Corp.	82,500	3,711
*	Pride International Inc.	106,400	3,511
	Helmerich & Payne Inc.	67,580	3,276
*	Dresser-Rand Group Inc.	73,355	3,124
*	Concho Resources Inc.	35,300	3,095
	SM Energy Co.	51,256	3,021
	Marathon Oil Corp.	81,100	3,003
	Cabot Oil & Gas Corp.	74,535	2,821
*	Rowan Cos. Inc.	80,600	2,814
	Diamond Offshore
	Drilling Inc.	39,700	2,655
*	Continental Resources Inc.	43,900	2,584
	Arch Coal Inc.	73,400	2,573
	Southern Union Co.	105,700	2,544
*	Forest Oil Corp.	65,300	2,479
*	Plains Exploration &
	Production Co.	66,760	2,146
	Core Laboratories NV	23,553	2,097
	Consol Energy Inc.	33,900	1,652
*	SandRidge Energy Inc.	191,814	1,404
*	Denbury Resources Inc.	69,943	1,335
*	Quicksilver Resources Inc.	47,270	697
	Chesapeake Energy Corp.	25,211	653
*	Ultra Petroleum Corp.	12,870	615
*	Unit Corp.	12,800	595
	Patterson-UTI Energy Inc.	21,200	457
*	Superior Energy Services Inc.	1,048	37
			433,819
Financials (15.8%)
	JPMorgan Chase & Co.	1,194,021	50,650
*	Berkshire Hathaway Inc.
	Class B	519,100	41,585
	Wells Fargo & Co.	1,236,508	38,319
	Bank of America Corp.	2,583,633	34,466
*	Citigroup Inc.	6,483,593	30,667
	Goldman Sachs Group Inc.	139,830	23,514

	American Express Co.	331,300	14,219
	US Bancorp	392,700	10,591
	Simon Property Group Inc.	98,548	9,805
	Aflac Inc.	172,500	9,734
	Prudential Financial Inc.	161,904	9,505
	State Street Corp.	191,478	8,873
	MetLife Inc.	175,820	7,813
	Franklin Resources Inc.	60,400	6,717
	Ameriprise Financial Inc.	112,160	6,455
	Charles Schwab Corp.	377,200	6,454
	SunTrust Banks Inc.	216,990	6,403
	Morgan Stanley	235,000	6,394
	T Rowe Price Group Inc.	92,978	6,001
	Public Storage	58,200	5,903
	Travelers Cos. Inc.	101,877	5,676
	Host Hotels & Resorts Inc.	308,972	5,521
	Progressive Corp.	276,700	5,498
	Fifth Third Bancorp	368,920	5,416
	Loews Corp.	138,908	5,405
	Boston Properties Inc.	60,200	5,183
	Discover Financial Services	276,700	5,127
	Capital One Financial Corp.	117,800	5,014
	Bank of New York
	Mellon Corp.	161,006	4,862
	CME Group Inc.	14,701	4,730
	AvalonBay Communities Inc.	38,375	4,319
	Lincoln National Corp.	150,986	4,199
	KeyCorp	457,769	4,051
	Unum Group	166,800	4,040
	Principal Financial
	Group Inc.	120,400	3,920
	Leucadia National Corp.	129,219	3,771
*	CB Richard Ellis Group Inc.
	Class A	183,465	3,757
*	Affiliated Managers
	Group Inc.	36,800	3,651
	PNC Financial Services
	Group Inc.	57,731	3,505
	SL Green Realty Corp.	51,910	3,504
	Plum Creek Timber Co. Inc.	91,500	3,427
	M&T Bank Corp.	38,600	3,360
	Torchmark Corp.	55,500	3,316
	TD Ameritrade
	Holding Corp.	174,400	3,312
	Allstate Corp.	102,300	3,261
	Hudson City Bancorp Inc.	251,902	3,209
	General Growth
	Properties Inc.	207,171	3,207
*	Arch Capital Group Ltd.	36,000	3,170
	Reinsurance Group of
	America Inc. Class A	58,819	3,159
	Zions Bancorporation	129,284	3,133
	Developers Diversified
	Realty Corp.	216,364	3,049
*	Markel Corp.	7,930	2,999

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	SEI Investments Co.	123,770	2,944
	Raymond James
	Financial Inc.	89,650	2,932
	Cullen/Frost Bankers Inc.	47,600	2,909
*	Popular Inc.	925,168	2,905
	Assurant Inc.	75,300	2,901
	Jones Lang LaSalle Inc.	34,450	2,891
	East West Bancorp Inc.	146,400	2,862
*	Forest City Enterprises Inc.
	Class A	170,615	2,848
	Brown & Brown Inc.	118,600	2,839
	WR Berkley Corp.	102,297	2,801
	BlackRock Inc.	14,450	2,754
	Hospitality Properties Trust	119,270	2,748
*	First Horizon National Corp.	227,345	2,678
	HCC Insurance Holdings Inc.	91,600	2,651
	White Mountains Insurance
	Group Ltd.	7,891	2,648
	Janus Capital Group Inc.	203,766	2,643
	Alexandria Real Estate
	Equities Inc.	35,930	2,632
	Apartment Investment &
	Management Co.	101,043	2,611
	Eaton Vance Corp.	86,202	2,606
	Associated Banc-Corp	170,670	2,586
	City National Corp.	42,000	2,577
*	St. Joe Co.	115,813	2,531
	Commerce Bancshares Inc.	63,687	2,530
	Douglas Emmett Inc.	147,673	2,451
	People’s United
	Financial Inc.	174,014	2,438
*	Alleghany Corp.	7,596	2,327
	Hanover Insurance
	Group Inc.	49,600	2,317
	Camden Property Trust	42,400	2,289
	StanCorp Financial
	Group Inc.	50,600	2,284
	Transatlantic Holdings Inc.	44,114	2,277
	Lazard Ltd. Class A	55,686	2,199
	BOK Financial Corp.	38,571	2,060
	Wesco Financial Corp.	5,590	2,059
	TFS Financial Corp.	221,854	2,001
	Northern Trust Corp.	34,773	1,927
*	NASDAQ OMX Group Inc.	79,692	1,890
*	CNA Financial Corp.	69,500	1,880
	Moody’s Corp.	70,100	1,860
*	American International
	Group Inc.	32,021	1,845
	Chubb Corp.	30,900	1,843
	First Citizens
	BancShares Inc. Class A	9,642	1,823
	Legg Mason Inc.	47,500	1,723
	Hartford Financial Services
	Group Inc.	64,184	1,700

	New York Community
	Bancorp Inc.	86,400	1,629
	Federated Investors Inc.
	Class B	56,200	1,471
	Digital Realty Trust Inc.	28,440	1,466
*	CIT Group Inc.	30,000	1,413
	BB&T Corp.	53,000	1,393
*	Genworth Financial Inc.
	Class A	96,700	1,271
	AMB Property Corp.	36,604	1,161
*	Howard Hughes Corp.	19,755	1,075
	American Financial
	Group Inc.	32,200	1,040
	Bank of Hawaii Corp.	20,100	949
	BRE Properties Inc.	21,500	935
	Interactive Brokers
	Group Inc.	51,335	915
	AON Corp.	16,400	755
*	E*Trade Financial Corp.	41,866	670
	ACE Ltd.	10,627	662
	Federal Realty
	Investment Trust	8,200	639
	Wilmington Trust Corp.	141,537	614
	Taubman Centers Inc.	11,300	570
	Marshall & Ilsley Corp.	49,700	344
*	SLM Corp.	24,200	305
	Invesco Ltd.	12,010	289
	ProLogis	18,393	266
*	MBIA Inc.	11,300	135
	BancorpSouth Inc.	4,000	64
	Essex Property Trust Inc.	300	34
			588,104
Health Care (11.3%)
	Johnson & Johnson	810,598	50,135
	Pfizer Inc.	2,052,484	35,939
	Merck & Co. Inc.	790,626	28,494
	Abbott Laboratories	407,600	19,528
*	Amgen Inc.	310,325	17,037
	UnitedHealth Group Inc.	367,662	13,276
*	Gilead Sciences Inc.	293,100	10,622
	Bristol-Myers Squibb Co.	374,041	9,905
*	Celgene Corp.	166,372	9,839
*	Medco Health Solutions Inc.	159,842	9,794
	Medtronic Inc.	263,600	9,777
*	Express Scripts Inc.	168,324	9,098
*	Thermo Fisher Scientific Inc.	156,106	8,642
*	WellPoint Inc.	149,716	8,513
	Allergan Inc.	114,530	7,865
*	Genzyme Corp.	101,900	7,255
	Becton Dickinson and Co.	80,600	6,812
*	Biogen Idec Inc.	98,861	6,629
	Baxter International Inc.	127,341	6,446
*	Agilent Technologies Inc.	151,106	6,260
*	St. Jude Medical Inc.	139,832	5,978
	Stryker Corp.	109,200	5,864

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Cardinal Health Inc.	145,512	5,575
	Aetna Inc.	180,044	5,493
	McKesson Corp.	73,424	5,168
*	Life Technologies Corp.	86,835	4,819
	CIGNA Corp.	129,300	4,740
	Eli Lilly & Co.	131,595	4,611
*	Forest Laboratories Inc.	142,600	4,560
	AmerisourceBergen Corp.
	Class A	132,300	4,514
*	Laboratory Corp. of
	America Holdings	50,700	4,458
*	Zimmer Holdings Inc.	81,170	4,357
*	Humana Inc.	79,300	4,341
*	Hospira Inc.	77,140	4,296
	Quest Diagnostics Inc.	76,800	4,145
*	Waters Corp.	52,900	4,111
*	Mylan Inc.	183,837	3,884
*	Watson
	Pharmaceuticals Inc.	70,000	3,615
*	Mettler-Toledo
	International Inc.	23,900	3,614
	Beckman Coulter Inc.	47,600	3,581
*	Henry Schein Inc.	55,100	3,383
	DENTSPLY International Inc.	98,300	3,359
	Perrigo Co.	50,840	3,220
*	Endo Pharmaceuticals
	Holdings Inc.	87,900	3,139
	Universal Health
	Services Inc. Class B	67,400	2,927
	PerkinElmer Inc.	106,204	2,742
	CR Bard Inc.	29,300	2,689
	Pharmaceutical Product
	Development Inc.	84,803	2,302
	Patterson Cos. Inc.	73,530	2,252
*	Coventry Health Care Inc.	81,025	2,139
	Lincare Holdings Inc.	78,950	2,118
*	Health Net Inc.	74,200	2,025
*	King Pharmaceuticals Inc.	143,843	2,021
	Teleflex Inc.	37,000	1,991
*	CareFusion Corp.	72,756	1,870
*	Varian Medical Systems Inc.	26,500	1,836
*	Boston Scientific Corp.	205,500	1,556
	Covidien plc	29,700	1,356
*	Kinetic Concepts Inc.	31,000	1,298
*	Dendreon Corp.	35,345	1,234
	Omnicare Inc.	40,900	1,038
*	Amylin Pharmaceuticals Inc.	47,800	703
*	Cephalon Inc.	10,500	648
*	DaVita Inc.	2,200	153
	Techne Corp.	2,000	131
			421,720
Industrials (11.4%)
	General Electric Co.	2,917,272	53,357
	United Technologies Corp.	280,100	22,049
	Boeing Co.	236,770	15,452

	3M Co.	154,200	13,307
	Union Pacific Corp.	123,914	11,482
	Caterpillar Inc.	118,195	11,070
	United Parcel Service Inc.
	Class B	147,300	10,691
	FedEx Corp.	110,700	10,296
	CSX Corp.	142,600	9,213
	Danaher Corp.	194,200	9,160
	General Dynamics Corp.	124,400	8,827
	Illinois Tool Works Inc.	163,500	8,731
	Deere & Co.	104,800	8,704
	Cummins Inc.	77,600	8,537
	Norfolk Southern Corp.	134,900	8,474
	PACCAR Inc.	142,910	8,206
	Emerson Electric Co.	142,400	8,141
	Precision Castparts Corp.	55,600	7,740
	Honeywell International Inc.	131,400	6,985
	Parker Hannifin Corp.	71,000	6,127
	CH Robinson
	Worldwide Inc.	76,100	6,102
	Expeditors International of
	Washington Inc.	101,061	5,518
	Fluor Corp.	81,200	5,380
	Waste Management Inc.	140,297	5,173
	Lockheed Martin Corp.	72,700	5,082
	Northrop Grumman Corp.	72,268	4,682
	WW Grainger Inc.	33,400	4,613
	Southwest Airlines Co.	351,687	4,565
	Joy Global Inc.	52,500	4,554
	ITT Corp.	87,100	4,539
	Rockwell Collins Inc.	73,700	4,294
	Roper Industries Inc.	54,700	4,181
*	Stericycle Inc.	51,108	4,136
	Fastenal Co.	69,000	4,134
	Bucyrus International Inc.
	Class A	44,739	4,000
	Raytheon Co.	85,833	3,978
	AMETEK Inc.	100,650	3,951
	Flowserve Corp.	33,000	3,934
	Pall Corp.	78,300	3,882
	L-3 Communications
	Holdings Inc.	54,000	3,806
*	Jacobs Engineering
	Group Inc.	77,700	3,563
	Donaldson Co. Inc.	60,000	3,497
	Manpower Inc.	54,600	3,427
	Equifax Inc.	93,200	3,318
	JB Hunt Transport
	Services Inc.	79,500	3,244
*	WABCO Holdings Inc.	51,941	3,165
	IDEX Corp.	76,800	3,004
*	Terex Corp.	96,066	2,982
	Dun & Bradstreet Corp.	36,200	2,972
	MSC Industrial Direct Co.
	Class A	44,700	2,892

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Iron Mountain Inc.	114,088	2,853
*	Oshkosh Corp.	79,200	2,791
	KBR Inc.	89,249	2,719
*	Quanta Services Inc.	136,100	2,711
	Robert Half International Inc.	87,500	2,678
	SPX Corp.	37,400	2,674
	Valmont Industries Inc.	29,537	2,621
*	Owens Corning	83,900	2,614
	Carlisle Cos. Inc.	65,200	2,591
*	CNH Global NV	53,400	2,549
	Toro Co.	40,100	2,472
*	Alliant Techsystems Inc.	33,100	2,464
	Landstar System Inc.	59,289	2,427
*	USG Corp.	143,460	2,414
	Cintas Corp.	70,766	1,979
*	Verisk Analytics Inc. Class A	51,500	1,755
	Wabtec Corp.	33,000	1,745
	Con-way Inc.	46,800	1,712
	Lennox International Inc.	35,090	1,659
*	Navistar International Corp.	28,500	1,650
	UTi Worldwide Inc.	77,587	1,645
	Textron Inc.	61,020	1,443
	Gardner Denver Inc.	19,846	1,366
	Graco Inc.	27,658	1,091
	Tyco International Ltd.	25,300	1,048
	Manitowoc Co. Inc.	62,200	815
	Republic Services Inc.
	Class A	19,512	583
	Ryder System Inc.	3,600	190
*	AGCO Corp.	3,600	182
*	KAR Auction Services Inc.	10,953	151
*	TransDigm Group Inc.	1,380	99
*	Raytheon Co.
	Warrants Exp. 06/16/2011	2,285	20
			424,828
Information Technology (18.4%)
*	Apple Inc.	267,000	86,124
	Microsoft Corp.	2,063,000	57,599
	International Business
	Machines Corp.	381,958	56,056
*	Google Inc. Class A	73,370	43,580
	Oracle Corp.	1,162,334	36,381
*	Cisco Systems Inc.	1,715,600	34,707
	Hewlett-Packard Co.	710,258	29,902
	Intel Corp.	1,389,200	29,215
	QUALCOMM Inc.	415,720	20,574
*	EMC Corp.	677,500	15,515
	Texas Instruments Inc.	417,800	13,578
*	eBay Inc.	397,914	11,074
	Visa Inc. Class A	157,298	11,071
	Corning Inc.	504,200	9,741
*	Yahoo! Inc.	508,500	8,456
	Broadcom Corp. Class A	191,450	8,338
	Mastercard Inc. Class A	35,790	8,021
*	NetApp Inc.	137,963	7,582

	Xerox Corp.	577,604	6,654
*	Adobe Systems Inc.	210,600	6,482
*	Cognizant Technology
	Solutions Corp. Class A	85,137	6,240
*	Intuit Inc.	124,185	6,122
*	Symantec Corp.	351,351	5,882
	Applied Materials Inc.	417,500	5,866
	Western Union Co.	309,895	5,755
*	Dell Inc.	415,500	5,630
*	Citrix Systems Inc.	80,756	5,524
	Altera Corp.	146,647	5,218
	CA Inc.	201,266	4,919
*	NVIDIA Corp.	307,244	4,732
*	Autodesk Inc.	123,788	4,729
	Amphenol Corp. Class A	89,500	4,724
*	Fiserv Inc.	78,050	4,571
*	BMC Software Inc.	96,600	4,554
	Analog Devices Inc.	118,166	4,451
*	Juniper Networks Inc.	119,000	4,393
	Linear Technology Corp.	124,200	4,296
*	Teradata Corp.	99,574	4,098
	Fidelity National
	Information Services Inc.	146,178	4,004
*	Lam Research Corp.	77,108	3,993
	Computer Sciences Corp.	78,900	3,913
	KLA-Tencor Corp.	100,800	3,895
*	Western Digital Corp.	114,100	3,868
*	Avnet Inc.	105,400	3,481
*	LSI Corp.	538,928	3,228
*	Motorola Inc.	347,230	3,149
*	Arrow Electronics Inc.	91,500	3,134
	Global Payments Inc.	66,817	3,088
*	Atmel Corp.	248,700	3,064
*	Monster Worldwide Inc.	128,680	3,041
*	Compuware Corp.	258,162	3,013
	Accenture plc Class A	61,413	2,978
*	Fairchild Semiconductor
	International Inc. Class A	179,958	2,809
*	Tech Data Corp.	55,510	2,444
*	Synopsys Inc.	89,121	2,398
*	Ingram Micro Inc.	125,000	2,386
	Microchip Technology Inc.	65,100	2,227
*	QLogic Corp.	129,000	2,196
	Automatic Data
	Processing Inc.	47,100	2,180
	Xilinx Inc.	71,336	2,067
	DST Systems Inc.	42,800	1,898
*	SunPower Corp. Class A	147,000	1,886
	Tellabs Inc.	266,900	1,810
	Lender Processing
	Services Inc.	61,250	1,808
*	Lexmark International Inc.
	Class A	50,300	1,751
*	Cadence Design
	Systems Inc.	205,607	1,698
	Molex Inc.	69,751	1,585

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Teradyne Inc.	110,200	1,547
*	NCR Corp.	99,574	1,530
*	Electronic Arts Inc.	90,200	1,477
	National
	Semiconductor Corp.	96,600	1,329
	Broadridge Financial
	Solutions Inc.	58,725	1,288
	Total System Services Inc.	74,759	1,150
	Solera Holdings Inc.	22,096	1,134
*	Zebra Technologies Corp.	27,257	1,035
*	AOL Inc.	34,240	812
*	IAC/InterActiveCorp	24,515	704
*	Advanced Micro Devices Inc.	81,100	663
*	Novellus Systems Inc.	13,100	423
*	Novell Inc.	71,475	423
	Activision Blizzard Inc.	32,800	408
	Harris Corp.	4,300	195
	Intersil Corp. Class A	10,400	159
			685,623
Materials (4.0%)
	Freeport-McMoRan
	Copper & Gold Inc.	147,454	17,708
	Praxair Inc.	108,400	10,349
	Newmont Mining Corp.	164,386	10,098
	EI du Pont de
	Nemours & Co.	160,300	7,996
	Mosaic Co.	76,300	5,826
	Monsanto Co.	82,434	5,741
	Nucor Corp.	129,600	5,679
	Dow Chemical Co.	163,340	5,576
	CF Industries Holdings Inc.	37,100	5,014
	Ecolab Inc.	97,200	4,901
	United States Steel Corp.	79,356	4,636
	Sigma-Aldrich Corp.	67,400	4,486
	Celanese Corp. Class A	98,011	4,035
	Ball Corp.	56,300	3,831
	FMC Corp.	47,400	3,787
	Albemarle Corp.	65,400	3,648
*	Crown Holdings Inc.	109,000	3,638
*	Owens-Illinois Inc.	113,800	3,494
	Allegheny Technologies Inc.	60,900	3,360
	Nalco Holding Co.	104,639	3,342
	Cliffs Natural Resources Inc.	42,761	3,336
	Airgas Inc.	51,500	3,217
	Martin Marietta
	Materials Inc.	30,600	2,823
	Cytec Industries Inc.	52,200	2,770
	Sealed Air Corp.	106,072	2,700
	Scotts Miracle-Gro Co.
	Class A	51,099	2,594
*	Intrepid Potash Inc.	67,785	2,528
	Reliance Steel &
	Aluminum Co.	46,300	2,366
*	Titanium Metals Corp.	126,910	2,180

	Schnitzer Steel
	Industries Inc.	23,426	1,555
	Walter Energy Inc.	11,780	1,506
	Royal Gold Inc.	20,686	1,130
	Southern Copper Corp.	21,000	1,024
	International Paper Co.	35,900	978
	Valspar Corp.	23,400	807
	Packaging Corp. of America	26,600	687
	Air Products &
	Chemicals Inc.	5,700	518
			149,864
Telecommunication Services (3.0%)
	AT&T Inc.	1,749,979	51,414
	Verizon
	Communications Inc.	711,342	25,452
*	American Tower Corp.
	Class A	153,000	7,901
*	Sprint Nextel Corp.	1,329,656	5,624
*	Crown Castle
	International Corp.	125,800	5,514
	CenturyLink Inc.	112,797	5,208
*	SBA Communications Corp.
	Class A	52,823	2,163
	Qwest Communications
	International Inc.	215,164	1,637
*	United States Cellular Corp.	32,300	1,613
	Telephone & Data
	Systems Inc.	43,601	1,594
	Frontier
	Communications Corp.	126,223	1,228
	Telephone &
	Data Systems Inc. -
	Special Common Shares	33,200	1,046
*	Level 3
	Communications Inc.	669,207	656
			111,050
Utilities (3.1%)
	Exelon Corp.	182,000	7,579
	PG&E Corp.	145,600	6,966
	NextEra Energy Inc.	122,451	6,366
	Sempra Energy	107,736	5,654
	Edison International	142,500	5,501
	Entergy Corp.	77,000	5,454
	Southern Co.	121,500	4,645
*	AES Corp.	352,898	4,298
	Wisconsin Energy Corp.	66,000	3,885
	Northeast Utilities	110,600	3,526
	CenterPoint Energy Inc.	223,800	3,518
*	NRG Energy Inc.	171,115	3,344
	CMS Energy Corp.	173,986	3,236
	NSTAR	76,600	3,232
*	Calpine Corp.	241,180	3,217
	SCANA Corp.	74,200	3,013
	Integrys Energy Group Inc.	61,481	2,982

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
Allegheny Energy Inc.	122,939	2,980
Duke Energy Corp.	163,592	2,914
Energen Corp.	59,600	2,876
Dominion Resources Inc.	67,086	2,866
NV Energy Inc.	201,083	2,825
MDU Resources Group Inc.	137,050	2,778
* GenOn Energy Inc.	716,639	2,730
Aqua America Inc.	107,583	2,418
ITC Holdings Corp.	36,166	2,242
Public Service Enterprise
Group Inc.	69,800	2,220
American Water
Works Co. Inc.	87,200	2,205
FirstEnergy Corp.	55,900	2,069
Questar Corp.	115,800	2,016
Ormat Technologies Inc.	66,366	1,963
DPL Inc.	75,000	1,928
National Fuel Gas Co.	19,487	1,279
UGI Corp.	34,466	1,088
NiSource Inc.	35,920	633
American Electric
Power Co. Inc.	9,300	335
		116,781
Total Common Stocks
(Cost $2,779,161)		3,730,873
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market
Liquidity Fund, 0.211%
(Cost $3,385)	3,384,701	3,385
Total Investments (100.1%)
(Cost $2,782,546)		3,734,258
Other Assets and Liabilities (-0.1%)
Other Assets		5,448
Liabilities		(9,031)
		(3,583)
Net Assets (100%)		3,730,675

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,921,370
Overdistributed Net Investment Income	(4,741)
Accumulated Net Realized Losses	(137,666)
Unrealized Appreciation (Depreciation)	951,712
Net Assets	3,730,675

Investor Shares—Net Assets
Applicable to 18,948,494 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	589,014
Net Asset Value Per Share—
Investor Shares	$31.09

Admiral Shares—Net Assets
Applicable to 45,711,389 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,859,891
Net Asset Value Per Share—
Admiral Shares	$62.56

Institutional Shares—Net Assets
Applicable to 9,064,153 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	281,770
Net Asset Value Per Share—
Institutional Shares	$31.09

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	58,075
Interest[1]	3
Total Income	58,078
Expenses
The Vanguard Group—Note B
Investment Advisory Services	266
Management and Administrative—Investor Shares	920
Management and Administrative—Admiral Shares	2,391
Management and Administrative—Institutional Shares	125
Marketing and Distribution—Investor Shares	113
Marketing and Distribution—Admiral Shares	463
Marketing and Distribution—Institutional Shares	44
Custodian Fees	42
Auditing Fees	26
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	4,408
Net Investment Income	53,670
Realized Net Gain (Loss) on Investment Securities Sold	(74,140)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	539,562
Net Increase (Decrease) in Net Assets Resulting from Operations	519,092
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,670	51,307
Realized Net Gain (Loss)	(74,140)	503,633
Change in Unrealized Appreciation (Depreciation)	539,562	198,768
Net Increase (Decrease) in Net Assets Resulting from Operations	519,092	753,708
Distributions
Net Investment Income
Investor Shares	(8,130)	(8,348)
Admiral Shares	(41,753)	(38,731)
Institutional Shares	(4,226)	(3,674)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(54,109)	(50,753)
Capital Share Transactions
Investor Shares	(45,480)	(33,530)
Admiral Shares	(22,214)	(52,132)
Institutional Shares	22,378	(9,224)
Net Increase (Decrease) from Capital Share Transactions	(45,316)	(94,886)
Total Increase (Decrease)	419,667	608,069
Net Assets
Beginning of Period	3,311,008	2,702,939
End of Period[1]	3,730,675	3,311,008

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,741,000) and ($4,302,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.19	$21.39	$35.13	$33.62	$29.80
Investment Operations
Net Investment Income	.431	.410	.498	.530	.471
Net Realized and Unrealized Gain (Loss)
on Investments	3.903	5.799	(13.738)	1.513	3.821
Total from Investment Operations	4.334	6.209	(13.240)	2.043	4.292
Distributions
Dividends from Net Investment Income	(.434)	(.409)	(.500)	(.533)	(.472)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.434)	(.409)	(.500)	(.533)	(.472)
Net Asset Value, End of Period	$31.09	$27.19	$21.39	$35.13	$33.62

Total Return[1]	15.94%	29.03%	-37.63%	6.07%	14.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$589	$560	$473	$782	$832
Ratio of Total Expenses to
Average Net Assets	0.20%	0.21%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.74%	1.66%	1.51%	1.51%
Portfolio Turnover Rate	7%	26%	8%	5%	5%
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$54.72	$43.04	$70.70	$67.68	$60.00
Investment Operations
Net Investment Income	.915	.855	1.040	1.113	.990
Net Realized and Unrealized Gain (Loss)
on Investments	7.849	11.673	(27.656)	3.026	7.680
Total from Investment Operations	8.764	12.528	(26.616)	4.139	8.670
Distributions
Dividends from Net Investment Income	(.924)	(.848)	(1.044)	(1.119)	(.990)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.924)	(.848)	(1.044)	(1.119)	(.990)
Net Asset Value, End of Period	$62.56	$54.72	$43.04	$70.70	$67.68

Total Return[1]	16.02%	29.11%	-37.58%	6.11%	14.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,860	$2,526	$2,045	$3,283	$2,941
Ratio of Total Expenses to
Average Net Assets	0.12%	0.15%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.80%	1.72%	1.57%	1.56%
Portfolio Turnover Rate	7%	26%	8%	5%	5%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.19	$21.38	$35.13	$33.63	$29.81
Investment Operations
Net Investment Income	.466	.439	.525	.551	.500
Net Realized and Unrealized Gain (Loss)
on Investments	3.905	5.806	(13.748)	1.513	3.820
Total from Investment Operations	4.371	6.245	(13.223)	2.064	4.320
Distributions
Dividends from Net Investment Income	(.471)	(.435)	(.527)	(.564)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.471)	(.435)	(.527)	(.564)	(.500)
Net Asset Value, End of Period	$31.09	$27.19	$21.38	$35.13	$33.63

Total Return[1]	16.08%	29.21%	-37.57%	6.13%	14.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$282	$225	$185	$291	$218
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.86%	1.75%	1.59%	1.59%
Portfolio Turnover Rate	7%	26%	8%	5%	5%
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $617,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Capital Appreciation Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2010, the fund had $446,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $134,312,000 to offset future net capital gains of $771,000 through December 31, 2011, $62,755,000 through December 31, 2016, and $70,786,000 through December 31, 2018.

At December 31, 2010, the cost of investment securities for tax purposes was $2,785,900,000. Net unrealized appreciation of investment securities for tax purposes was $948,358,000, consisting of unrealized gains of $1,069,950,000 on securities that had risen in value since their purchase and $121,592,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $237,964,000 of investment securities and sold $283,201,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	37,577	1,336	49,773	2,206
Issued in Lieu of Cash Distributions	7,111	229	7,346	271
Redeemed[1]	(90,168)	(3,219)	(90,649)	(3,992)
Net Increase (Decrease)—Investor Shares	(45,480)	(1,654)	(33,530)	(1,515)
Admiral Shares
Issued	120,657	2,125	148,604	3,294
Issued in Lieu of Cash Distributions	32,472	520	30,074	551
Redeemed[1]	(175,343)	(3,090)	(230,810)	(5,209)
Net Increase (Decrease)—Admiral Shares	(22,214)	(445)	(52,132)	(1,364)
Institutional Shares
Issued	22,531	793	22,720	973
Issued in Lieu of Cash Distributions	2,641	85	2,538	93
Redeemed[1]	(2,794)	(101)	(34,482)	(1,411)
Net Increase (Decrease)—Institutional Shares	22,378	777	(9,224)	(345)
1 Net of redemption fees for fiscal 2010 and 2009 of $392,000 and $759,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	0.74%	0.84%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Number of Stocks	600	600	3,893
Median Market Cap	$1.1B	$1.1B	$29.6B
Price/Earnings Ratio	24.9x	25.9x	18.3x
Price/Book Ratio	1.9x	1.9x	2.2x
Return on Equity	11.3%	11.0%	18.8%
Earnings Growth Rate	4.6%	4.4%	6.2%
Dividend Yield	0.8%	1.0%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	46%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund 600 Index		Index
Consumer
Discretionary	14.9%	14.7%	11.9%
Consumer Staples	3.4	3.4	9.5
Energy	5.4	5.4	10.6
Financials	18.5	18.9	16.6
Health Care	12.7	12.7	10.7
Industrials	16.3	16.2	11.4
Information
Technology	19.8	19.7	18.9
Materials	4.6	4.6	4.5
Telecommunication
Services	0.6	0.6	2.7
Utilities	3.8	3.8	3.2

Volatility Measures
		DJ
	U.S. Total
	S&P SmallCap	Market
	600 Index	Index
R-Squared	1.00	0.91
Beta	0.99	1.15
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Oil States International	Oil & Gas
Inc.	Equipment &
	Services	0.7%
Cypress Semiconductor	Semiconductors
Corp.		0.6
Varian Semiconductor	Semiconductor
Equipment Associates	Equipment
Inc.		0.6
Salix Pharmaceuticals	Pharmaceuticals
Ltd.		0.6
Cooper Cos. Inc.	Health Care
	Supplies	0.5
World Fuel Services	Oil & Gas Refining
Corp.	& Marketing	0.5
Regeneron	Biotechnology
Pharmaceuticals Inc.		0.5
Stifel Financial Corp.	Investment Banking
	& Brokerage	0.5
AMERIGROUP Corp.	Managed Health
	Care	0.5
CLARCOR Inc.	Industrial
	Machinery	0.4
Top Ten		5.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.18% for Investor Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Small-Cap Fund Investor
	Shares	25.99%	4.66%	7.58%	$20,768
	Fee-Adjusted Returns	24.74	4.66	7.58	20,768
••••••••	Dow Jones U.S. Total Stock Market
	Index	17.70	3.17	2.64	12,981
– – – –	S&P SmallCap 600 Index	26.31	4.64	7.66	20,919
	Small-Cap Core Funds Average	25.21	3.42	6.44	18,661
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund
Institutional Shares	26.09%	4.73%	7.66%	$10,459,777
Fee-Adjusted Returns	24.84	4.73	7.66	10,459,777
Dow Jones U.S. Total Stock Market
Index	17.70	3.17	2.64	6,490,386
S&P SmallCap 600 Index	26.31	4.64	7.66	10,459,296

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets

As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.9%)
*	Coinstar Inc.	133,421	7,530
*	Live Nation
	Entertainment Inc.	627,659	7,168
*	Carter’s Inc.	242,399	7,153
	Brunswick Corp.	372,955	6,989
*	Jo-Ann Stores Inc.	110,980	6,683
	Wolverine World Wide Inc.	205,140	6,540
*	OfficeMax Inc.	357,890	6,335
*	CROCS Inc.	366,760	6,279
*	Iconix Brand Group Inc.	306,047	5,910
	Men’s Wearhouse Inc.	222,085	5,548
	Hillenbrand Inc.	263,671	5,487
*	Childrens Place Retail
	Stores Inc.	109,482	5,435
	Cracker Barrel Old Country
	Store Inc.	98,678	5,405
*	HSN Inc.	163,059	4,996
*	Jack in the Box Inc.	225,973	4,775
	Arbitron Inc.	114,045	4,735
	Pool Corp.	209,865	4,730
*	JOS A Bank Clothiers Inc.	116,967	4,716
	PF Chang’s China Bistro Inc.	96,977	4,699
*	Capella Education Co.	70,009	4,661
	Monro Muffler Brake Inc.	127,849	4,422
*	Hibbett Sports Inc.	117,783	4,346
*	Texas Roadhouse Inc.
	Class A	246,213	4,227
	Group 1 Automotive Inc.	99,888	4,171
	Buckle Inc.	110,290	4,166
*	Steven Madden Ltd.	96,999	4,047
	Finish Line Inc. Class A	225,540	3,877
*	Helen of Troy Ltd.	129,217	3,843
*	Genesco Inc.	102,365	3,838
*	Cabela’s Inc.	170,525	3,709
*	Pinnacle Entertainment Inc.	259,376	3,636
*	Ruby Tuesday Inc.	274,851	3,590
*	Blue Nile Inc.	60,368	3,445

			Market
			Value
		Shares	($000)
	Cato Corp. Class A	125,307	3,435
*	CEC Entertainment Inc.	87,591	3,401
*	Buffalo Wild Wings Inc.	77,201	3,385
*	BJ’s Restaurants Inc.	94,909	3,363
*	DineEquity Inc.	65,092	3,214
*	Meritage Homes Corp.	136,486	3,030
	PEP Boys-Manny
	Moe & Jack	223,755	3,005
*	Skechers U.S.A. Inc.
	Class A	143,756	2,875
*	Liz Claiborne Inc.	401,495	2,875
*	American Public
	Education Inc.	76,705	2,856
*	Quiksilver Inc.	552,564	2,801
*	Interval Leisure Group Inc.	172,447	2,783
	Stage Stores Inc.	155,677	2,699
*	Sonic Corp.	263,704	2,669
*	Shuffle Master Inc.	229,404	2,627
	Brown Shoe Co. Inc.	187,511	2,612
*	Pre-Paid Legal Services Inc.	41,869	2,523
*	Lumber Liquidators
	Holdings Inc.	99,671	2,483
*	Biglari Holdings Inc.	6,047	2,480
	Ethan Allen Interiors Inc.	122,862	2,458
*	True Religion Apparel Inc.	108,755	2,421
	Nutrisystem Inc.	114,137	2,400
*	Zumiez Inc.	88,600	2,381
*	Papa John’s International Inc.	85,377	2,365
*	Maidenform Brands Inc.	98,327	2,337
	Fred’s Inc. Class A	167,585	2,306
*	Peet’s Coffee & Tea Inc.	54,877	2,291
	Callaway Golf Co.	275,761	2,225
*	Jakks Pacific Inc.	117,431	2,140
	Superior Industries
	International Inc.	99,243	2,106
*	RC2 Corp.	92,908	2,023
*	La-Z-Boy Inc.	222,622	2,008
	Sonic Automotive Inc.
	Class A	150,771	1,996

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Universal Technical
	Institute Inc.	89,248	1,965
*	Standard Pacific Corp.	424,592	1,953
*	Winnebago Industries Inc.	125,070	1,901
	Drew Industries Inc.	81,837	1,859
*	Corinthian Colleges Inc.	355,000	1,850
*	California Pizza Kitchen Inc.	105,496	1,823
	PetMed Express Inc.	98,011	1,746
*	Universal Electronics Inc.	58,384	1,656
	Oxford Industries Inc.	59,800	1,531
*	K-Swiss Inc. Class A	116,004	1,447
*	Red Robin Gourmet
	Burgers Inc.	67,064	1,440
	Big 5 Sporting Goods Corp.	93,098	1,422
	Volcom Inc.	73,613	1,389
	Lithia Motors Inc. Class A	92,624	1,324
*	EW Scripps Co. Class A	130,327	1,323
	Sturm Ruger & Co. Inc.	82,215	1,257
*	M/I Homes Inc.	79,917	1,229
	Marcus Corp.	92,584	1,229
	HOT Topic Inc.	191,515	1,201
*	Movado Group Inc.	73,162	1,181
*	Perry Ellis International Inc.	42,651	1,172
	Standard Motor
	Products Inc.	84,347	1,156
	Stein Mart Inc.	116,001	1,073
	Haverty Furniture Cos. Inc.	80,026	1,039
*	Kirkland’s Inc.	67,672	949
	Christopher & Banks Corp.	153,453	944
*	MarineMax Inc.	95,825	896
	Spartan Motors Inc.	141,795	863
*	Tuesday Morning Corp.	156,247	825
	Blyth Inc.	23,568	813
*	Coldwater Creek Inc.	253,000	802
*	Kid Brands Inc.	93,129	796
	Skyline Corp.	29,810	777
*	Arctic Cat Inc.	52,701	772
*	Audiovox Corp. Class A	80,543	695
*	Multimedia Games Inc.	119,051	664
*	Ruth’s Hospitality
	Group Inc.	133,075	616
*	Monarch Casino &
	Resort Inc.	49,032	613
*	O’Charleys Inc.	81,570	587
*	Midas Inc.	54,295	440
*	Zale Corp.	101,210	431
			301,313
Consumer Staples (3.4%)
*	TreeHouse Foods Inc.	148,765	7,601
*	United Natural Foods Inc.	199,636	7,323
	Casey’s General Stores Inc.	159,060	6,762
	Diamond Foods Inc.	92,634	4,926
*	Hain Celestial Group Inc.	181,341	4,907
*	Darling International Inc.	348,215	4,624

*	Boston Beer Co. Inc.
	Class A	38,315	3,644
	Snyders-Lance Inc.	146,941	3,444
	Sanderson Farms Inc.	81,604	3,195
	J&J Snack Foods Corp.	60,703	2,928
	WD-40 Co.	71,016	2,861
	Andersons Inc.	78,217	2,843
*	Central Garden and Pet Co.
	Class A	237,973	2,351
	Nash Finch Co.	51,573	2,192
	Cal-Maine Foods Inc.	57,006	1,800
*	Medifast Inc.	57,546	1,662
	Spartan Stores Inc.	96,754	1,640
*	Alliance One
	International Inc.	376,923	1,598
	Calavo Growers Inc.	51,371	1,184
*	Seneca Foods Corp. Class A	39,042	1,053
			68,538
Energy (5.4%)
*	Oil States International Inc.	212,300	13,606
	World Fuel Services Corp.	285,842	10,336
	SEACOR Holdings Inc.	89,350	9,032
	CARBO Ceramics Inc.	79,744	8,257
	Lufkin Industries Inc.	126,821	7,912
	Holly Corp.	185,611	7,567
*	Bristow Group Inc.	153,083	7,248
*	Swift Energy Co.	175,241	6,861
*	ION Geophysical Corp.	641,703	5,442
*	Stone Energy Corp.	204,961	4,569
*	Petroleum
	Development Corp.	97,003	4,095
*	Tetra Technologies Inc.	323,327	3,838
	Penn Virginia Corp.	193,583	3,256
	Contango Oil & Gas Co.	54,710	3,169
*	Gulfport Energy Corp.	132,291	2,864
*	Hornbeck Offshore
	Services Inc.	99,759	2,083
*	Pioneer Drilling Co.	232,537	2,049
*	Petroquest Energy Inc.	238,117	1,793
	Gulf Island Fabrication Inc.	61,681	1,738
*	Basic Energy Services Inc.	99,021	1,632
*	Matrix Service Co.	111,912	1,363
*	Seahawk Drilling Inc.	51,595	462
			109,172
Exchange-Traded Fund (3.5%)
1	Vanguard REIT ETF	1,300,000	71,981

Financials (15.0%)
*	Stifel Financial Corp.	148,273	9,199
*	Signature Bank	170,788	8,539
*	ProAssurance Corp.	129,830	7,868
	Delphi Financial Group Inc.	228,973	6,604
	Umpqua Holdings Corp.	483,312	5,887
*	Ezcorp Inc. Class A	208,886	5,667

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Portfolio Recovery
	Associates Inc.	72,157	5,426
	Susquehanna
	Bancshares Inc.	547,746	5,302
	UMB Financial Corp.	126,297	5,231
	BioMed Realty Trust Inc.	277,034	5,167
	Wintrust Financial Corp.	145,333	4,800
	United Bankshares Inc.	162,682	4,750
	National Retail
	Properties Inc.	178,153	4,721
	Old National Bancorp	396,770	4,718
	Glacier Bancorp Inc.	305,198	4,612
	Cash America
	International Inc.	124,866	4,611
	First Financial Bancorp	246,249	4,551
	Entertainment
	Properties Trust	98,006	4,533
	First Financial
	Bankshares Inc.	88,014	4,505
	Tower Group Inc.	175,976	4,501
	Mid-America Apartment
	Communities Inc.	70,600	4,482
	Tanger Factory
	Outlet Centers	86,083	4,407
	Home Properties Inc.	79,347	4,403
	Hancock Holding Co.	125,084	4,360
	Selective Insurance
	Group Inc.	225,518	4,093
	Kilroy Realty Corp.	111,383	4,062
	LaSalle Hotel Properties	151,009	3,987
*	First Cash Financial
	Services Inc.	128,583	3,985
	DiamondRock
	Hospitality Co.	328,471	3,942
	Community Bank
	System Inc.	141,022	3,916
	Whitney Holding Corp.	273,896	3,876
	Post Properties Inc.	103,122	3,743
	RLI Corp.	69,808	3,670
	First Midwest Bancorp Inc.	313,192	3,608
	NBT Bancorp Inc.	146,429	3,536
*	World Acceptance Corp.	66,515	3,512
	Columbia Banking
	System Inc.	165,888	3,494
	Provident Financial
	Services Inc.	219,876	3,327
*	Texas Capital
	Bancshares Inc.	155,502	3,308
	Infinity Property &
	Casualty Corp.	53,343	3,297
	Extra Space Storage Inc.	185,941	3,235
	Interactive Brokers
	Group Inc.	179,943	3,207
	Colonial Properties Trust	175,600	3,170
	Sterling Bancshares Inc.	433,771	3,045

	Horace Mann
	Educators Corp.	168,326	3,037
	Safety Insurance Group Inc.	63,781	3,034
*	Forestar Group Inc.	152,423	2,942
	Employers Holdings Inc.	167,876	2,934
*	Investment Technology
	Group Inc.	178,999	2,930
	Healthcare Realty Trust Inc.	136,700	2,894
	optionsXpress Holdings Inc.	179,455	2,812
	First Commonwealth
	Financial Corp.	393,213	2,784
	Brookline Bancorp Inc.	252,482	2,739
*	Navigators Group Inc.	52,710	2,654
	National Penn
	Bancshares Inc.	329,235	2,644
	Medical Properties
	Trust Inc.	239,181	2,590
	Independent Bank Corp.	90,789	2,456
*	National Financial
	Partners Corp.	182,945	2,451
	EastGroup Properties Inc.	57,807	2,446
	PrivateBancorp Inc. Class A	169,382	2,436
	Bank of the Ozarks Inc.	55,883	2,423
	City Holding Co.	66,262	2,401
	S&T Bancorp Inc.	105,647	2,387
*	Piper Jaffray Cos.	66,510	2,328
	Saul Centers Inc.	47,497	2,249
	PS Business Parks Inc.	39,839	2,220
	Sovran Self Storage Inc.	58,738	2,162
	Boston Private Financial
	Holdings Inc.	325,235	2,130
	Franklin Street
	Properties Corp.	147,137	2,097
	Simmons First
	National Corp. Class A	73,486	2,094
	Trustco Bank Corp. NY	329,275	2,088
	Home Bancshares Inc.	93,350	2,056
	United Fire & Casualty Co.	91,279	2,037
	Lexington Realty Trust	250,446	1,991
	Pennsylvania Real Estate
	Investment Trust	118,729	1,725
	Dime Community
	Bancshares Inc.	118,181	1,724
	Wilmington Trust Corp.	385,000	1,671
*	Nara Bancorp Inc.	162,647	1,597
	LTC Properties Inc.	56,415	1,584
	Acadia Realty Trust	85,934	1,567
	Inland Real Estate Corp.	163,221	1,436
*	AMERISAFE Inc.	80,132	1,402
	Tompkins Financial Corp.	35,407	1,387
*	eHealth Inc.	93,960	1,333
	Sterling Bancorp	115,245	1,207
*	TradeStation Group Inc.	174,341	1,177
	Urstadt Biddle
	Properties Inc. Class A	50,437	981

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Universal Health Realty
	Income Trust	26,620	972
	Presidential Life Corp.	91,776	911
	Stewart Information
	Services Corp.	78,948	910
	Parkway Properties Inc.	47,978	841
*	Hanmi Financial Corp.	655,415	754
	Kite Realty Group Trust	139,316	754
	Cedar Shopping
	Centers Inc.	102,929	647
	SWS Group Inc.	125,701	635
	Wilshire Bancorp Inc.	83,138	633
*	First BanCorp	1,357,221	624
*	LaBranche & Co. Inc.	161,426	581
*	Pinnacle Financial
	Partners Inc.	31,734	431
	Bank Mutual Corp.	67,502	323
*	United Community
	Banks Inc.	141,803	277
			303,387
Health Care (12.7%)
*	Salix Pharmaceuticals Ltd.	243,410	11,430
	Cooper Cos. Inc.	192,413	10,841
*	Regeneron
	Pharmaceuticals Inc.	303,188	9,954
*	AMERIGROUP Corp.	208,902	9,175
*	Dionex Corp.	72,543	8,561
*	Catalyst Health
	Solutions Inc.	164,956	7,669
*	HMS Holdings Corp.	115,275	7,466
*	Magellan Health
	Services Inc.	141,285	6,680
*	Haemonetics Corp.	104,448	6,599
*	Healthspring Inc.	242,159	6,424
	Chemed Corp.	95,865	6,088
*	American Medical
	Systems Holdings Inc.	321,805	6,069
	West Pharmaceutical
	Services Inc.	140,847	5,803
*	Par Pharmaceutical
	Cos. Inc.	149,013	5,738
*	Viropharma Inc.	328,753	5,694
	Quality Systems Inc.	80,806	5,642
*	Align Technology Inc.	287,554	5,619
*	Cubist Pharmaceuticals Inc.	249,727	5,344
*	Centene Corp.	207,837	5,267
*	PSS World Medical Inc.	232,962	5,265
*	Parexel International Corp.	245,746	5,217
*	Martek Biosciences Corp.	141,807	4,439
	Invacare Corp.	136,530	4,118
*	Amedisys Inc.	121,955	4,085
*	Integra LifeSciences
	Holdings Corp.	85,754	4,056
	Meridian Bioscience Inc.	171,685	3,976
*	Neogen Corp.	95,953	3,937

*	Gentiva Health Services Inc.	127,411	3,389
*	Zoll Medical Corp.	90,977	3,387
*	MWI Veterinary Supply Inc.	52,158	3,294
*	Savient
	Pharmaceuticals Inc.	288,067	3,209
*	Cyberonics Inc.	102,144	3,168
*	CONMED Corp.	119,756	3,165
*	Hanger Orthopedic
	Group Inc.	137,824	2,920
*	Amsurg Corp. Class A	131,100	2,747
*	IPC The Hospitalist Co. Inc.	69,452	2,709
	Analogic Corp.	54,332	2,690
*	Air Methods Corp.	47,487	2,672
*	Abaxis Inc.	95,181	2,556
*	RehabCare Group Inc.	106,556	2,525
*	Greatbatch Inc.	99,682	2,407
	Landauer Inc.	39,635	2,377
*	Bio-Reference Labs Inc.	104,533	2,319
	Computer Programs &
	Systems Inc.	46,857	2,195
*	Emergent Biosolutions Inc.	91,712	2,152
*	Omnicell Inc.	139,405	2,014
*	LHC Group Inc.	67,083	2,012
*	Molina Healthcare Inc.	71,340	1,987
*	Merit Medical Systems Inc.	120,565	1,909
*	ICU Medical Inc.	50,211	1,833
*	Natus Medical Inc.	123,175	1,747
*	Healthways Inc.	146,620	1,636
*	Affymetrix Inc.	304,880	1,534
*	PharMerica Corp.	127,064	1,455
*	Genoptix Inc.	75,268	1,432
*	Symmetry Medical Inc.	153,847	1,423
	Ensign Group Inc.	56,309	1,400
*	Corvel Corp.	28,632	1,384
*	Almost Family Inc.	35,282	1,355
*	eResearchTechnology Inc.	183,907	1,352
	Cantel Medical Corp.	53,751	1,258
*	Palomar Medical
	Technologies Inc.	79,709	1,133
*	Medcath Corp.	80,482	1,123
*	Hi-Tech Pharmacal Co. Inc.	43,761	1,092
*	Kensey Nash Corp.	36,651	1,020
*	AMN Healthcare
	Services Inc.	163,007	1,001
*	Arqule Inc.	159,438	936
*	SurModics Inc.	74,536	885
*	Cross Country
	Healthcare Inc.	98,383	833
*	Kendle International Inc.	62,559	681
*	CryoLife Inc.	122,614	665
*	Cambrex Corp.	128,093	662
*	Enzo Biochem Inc.	89,065	470
*	LCA-Vision Inc.	81,404	468
			257,737

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
Industrials (16.3%)
	CLARCOR Inc.	212,363	9,108
*	Esterline
	Technologies Corp.	126,294	8,663
	Toro Co.	131,815	8,125
*	EMCOR Group Inc.	280,088	8,117
	Actuant Corp. Class A	287,546	7,654
*	Moog Inc. Class A	191,255	7,612
	Belden Inc.	198,202	7,298
	Brady Corp. Class A	221,818	7,234
*	Teledyne Technologies Inc.	152,627	6,711
*	Geo Group Inc.	270,997	6,683
*	Tetra Tech Inc.	260,206	6,521
	Curtiss-Wright Corp.	193,930	6,438
*	United Stationers Inc.	97,849	6,244
	Triumph Group Inc.	69,411	6,206
	Kaydon Corp.	141,221	5,751
*	Old Dominion Freight
	Line Inc.	177,073	5,665
*	HUB Group Inc. Class A	157,853	5,547
	AO Smith Corp.	141,445	5,386
	Mueller Industries Inc.	160,255	5,240
	ABM Industries Inc.	198,902	5,231
	Applied Industrial
	Technologies Inc.	159,298	5,174
	Simpson
	Manufacturing Co. Inc.	166,537	5,148
	Robbins & Myers Inc.	139,080	4,976
	Knight Transportation Inc.	261,787	4,974
*	II-VI Inc.	107,015	4,961
*	AAR Corp.	165,797	4,554
	Watts Water
	Technologies Inc. Class A	124,061	4,539
	Healthcare Services
	Group Inc.	278,829	4,537
*	Insituform Technologies Inc.
	Class A	165,255	4,381
	ESCO Technologies Inc.	112,648	4,263
	Interface Inc. Class A	270,241	4,229
	Briggs & Stratton Corp.	213,812	4,210
*	Orbital Sciences Corp.	243,987	4,180
	Barnes Group Inc.	192,028	3,969
	Skywest Inc.	233,201	3,643
*	EnPro Industries Inc.	87,556	3,639
*	SYKES Enterprises Inc.	172,656	3,498
	Forward Air Corp.	122,798	3,485
	Heartland Express Inc.	215,285	3,449
	Unifirst Corp.	62,397	3,435
*	TrueBlue Inc.	187,548	3,374
*	Ceradyne Inc.	105,773	3,335
	American Science &
	Engineering Inc.	37,979	3,237
	Kaman Corp.	109,830	3,193
	Universal Forest
	Products Inc.	81,317	3,163

	Lindsay Corp.	53,013	3,151
	Cubic Corp.	66,615	3,141
	Allegiant Travel Co. Class A	63,234	3,114
	CIRCOR International Inc.	72,859	3,080
*	Mobile Mini Inc.	155,470	3,061
	Quanex Building
	Products Corp.	160,244	3,040
	Arkansas Best Corp.	107,725	2,954
	National Presto
	Industries Inc.	22,297	2,899
	Badger Meter Inc.	63,894	2,825
	Albany International Corp.	118,158	2,799
	Administaff Inc.	94,416	2,766
*	Astec Industries Inc.	85,124	2,759
*	Griffon Corp.	193,829	2,469
	G&K Services Inc. Class A	79,583	2,460
	John Bean
	Technologies Corp.	119,990	2,415
*	Kelly Services Inc. Class A	120,630	2,268
*	Exponent Inc.	59,151	2,220
*	SFN Group Inc.	224,803	2,194
	Viad Corp.	86,042	2,192
*	Dycom Industries Inc.	148,030	2,183
	Applied Signal
	Technology Inc.	57,542	2,180
	Heidrick & Struggles
	International Inc.	74,939	2,147
	Comfort Systems USA Inc.	162,853	2,145
	AZZ Inc.	53,262	2,131
*	Consolidated Graphics Inc.	43,390	2,101
	Encore Wire Corp.	81,518	2,044
	Tredegar Corp.	98,339	1,906
	Cascade Corp.	39,274	1,857
*	Dolan Co.	131,121	1,825
	Federal Signal Corp.	265,430	1,821
*	Gibraltar Industries Inc.	130,079	1,765
*	Aerovironment Inc.	64,192	1,722
	Apogee Enterprises Inc.	119,898	1,615
	Standex International Corp.	53,681	1,606
	AAON Inc.	51,414	1,450
	Vicor Corp.	84,217	1,381
*	Orion Marine Group Inc.	115,643	1,341
*	GenCorp Inc.	251,166	1,299
*	On Assignment Inc.	156,526	1,276
*	Powell Industries Inc.	37,991	1,249
	CDI Corp.	55,656	1,035
*	NCI Building Systems Inc.	72,377	1,013
*	School Specialty Inc.	62,312	868
*	Lydall Inc.	74,000	596
*	Volt Information
	Sciences Inc.	50,911	440
	Lawson Products Inc.	17,114	426
	Standard Register Co.	55,783	190
			330,399

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
Information Technology (19.8%)
*	Cypress
	Semiconductor Corp.	677,162	12,582
*	Varian Semiconductor
	Equipment Associates Inc.	311,159	11,504
*	Microsemi Corp.	351,690	8,054
*	Progress Software Corp.	182,246	7,713
*	TriQuint Semiconductor Inc.	658,839	7,702
*	Viasat Inc.	171,628	7,622
*	Wright Express Corp.	160,894	7,401
*	Veeco Instruments Inc.	168,251	7,228
	Anixter International Inc.	118,921	7,103
*	CACI International Inc.
	Class A	127,935	6,832
*	Hittite Microwave Corp.	103,324	6,307
*	Arris Group Inc.	523,224	5,871
*	Cymer Inc.	125,293	5,647
*	j2 Global
	Communications Inc.	192,103	5,561
*	Blue Coat Systems Inc.	181,178	5,412
*	Plexus Corp.	171,393	5,303
*	CommVault Systems Inc.	182,323	5,218
*	MKS Instruments Inc.	212,918	5,214
*	Netgear Inc.	150,410	5,066
	Cognex Corp.	168,725	4,964
*	JDA Software Group Inc.	176,511	4,942
	Blackbaud Inc.	184,920	4,789
	MAXIMUS Inc.	72,550	4,758
	Power Integrations Inc.	117,483	4,716
*	Tessera Technologies Inc.	212,552	4,708
*	Taleo Corp. Class A	169,411	4,684
*	Benchmark Electronics Inc.	256,834	4,664
*	Take-Two Interactive
	Software Inc.	358,854	4,392
	Littelfuse Inc.	93,175	4,385
*	Rofin-Sinar
	Technologies Inc.	120,072	4,255
*	FEI Co.	161,018	4,252
*	Synaptics Inc.	143,844	4,226
*	Diodes Inc.	151,485	4,089
*	Cabot
	Microelectronics Corp.	97,563	4,044
*	Scansource Inc.	112,939	3,603
*	Websense Inc.	177,175	3,588
*	DTS Inc.	72,298	3,546
*	Harmonic Inc.	413,426	3,543
*	Ebix Inc.	147,707	3,496
*	Tekelec	290,665	3,462
*	Checkpoint Systems Inc.	167,982	3,452
*	DealerTrack Holdings Inc.	171,573	3,443
*	Netscout Systems Inc.	148,354	3,414
	Comtech
	Telecommunications Corp.	117,039	3,246
*	SYNNEX Corp.	100,234	3,127
*	Sourcefire Inc.	118,104	3,062

*	MicroStrategy Inc. Class A	35,763	3,057
*	Sonic Solutions Inc.	203,594	3,054
*	LogMeIn Inc.	68,561	3,040
*	DG FastChannel Inc.	103,182	2,980
*	Bottomline
	Technologies Inc.	134,243	2,914
	Black Box Corp.	75,226	2,880
*	Stratasys Inc.	87,837	2,867
*	OSI Systems Inc.	78,740	2,863
*	Manhattan Associates Inc.	93,221	2,847
*	Standard
	Microsystems Corp.	95,566	2,755
*	TTM Technologies Inc.	184,119	2,745
	Micrel Inc.	210,437	2,734
*	CSG Systems
	International Inc.	143,745	2,723
*	Newport Corp.	156,735	2,722
*	Synchronoss
	Technologies Inc.	101,729	2,717
*	Compellent
	Technologies Inc.	98,041	2,705
*	Radiant Systems Inc.	137,198	2,685
*	Volterra
	Semiconductor Corp.	114,713	2,657
*	ATMI Inc.	133,229	2,657
	Park Electrochemical Corp.	88,210	2,646
*	Insight Enterprises Inc.	197,525	2,599
*	Rogers Corp.	67,671	2,588
*	Intermec Inc.	204,040	2,583
*	TeleTech Holdings Inc.	124,037	2,554
*	Monolithic Power
	Systems Inc.	151,939	2,510
	Heartland Payment
	Systems Inc.	162,607	2,507
*	Brooks Automation Inc.	275,538	2,499
*	Brightpoint Inc.	284,266	2,482
	United Online Inc.	368,308	2,431
	iGate Corp.	123,059	2,426
	MTS Systems Corp.	64,312	2,409
*	comScore Inc.	107,964	2,409
	Daktronics Inc.	149,463	2,379
*	RightNow Technologies Inc.	99,709	2,360
*	FARO Technologies Inc.	69,332	2,277
*	Advanced Energy
	Industries Inc.	163,973	2,237
*	Tyler Technologies Inc.	106,464	2,210
	Forrester Research Inc.	62,595	2,209
*	Avid Technology Inc.	124,041	2,166
*	Kulicke & Soffa
	Industries Inc.	300,289	2,162
	Methode Electronics Inc.	158,336	2,054
*	Ultratech Inc.	103,171	2,051
*	Smith Micro Software Inc.	128,260	2,019
*	Epicor Software Corp.	196,871	1,988
	EPIQ Systems Inc.	140,900	1,935

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Mercury Computer
	Systems Inc.	102,217	1,879
*	Ceva Inc.	88,921	1,823
*	THQ Inc.	287,082	1,740
	Cohu Inc.	101,227	1,678
*	Sigma Designs Inc.	117,886	1,670
*	Electro Scientific
	Industries Inc.	101,596	1,629
	CTS Corp.	145,985	1,615
*	Perficient Inc.	128,410	1,605
*	Oplink Communications Inc.	82,967	1,532
*	Interactive Intelligence Inc.	56,202	1,470
*	Ciber Inc.	289,913	1,357
*	Intevac Inc.	95,998	1,345
*	Supertex Inc.	55,437	1,340
*	Symmetricom Inc.	188,669	1,338
*	Exar Corp.	189,034	1,319
*	EMS Technologies Inc.	65,846	1,302
*	Novatel Wireless Inc.	135,098	1,290
*	Knot Inc.	129,635	1,281
*	Infospace Inc.	154,176	1,280
*	Super Micro Computer Inc.	104,984	1,212
	Bel Fuse Inc. Class B	50,554	1,208
*	Digi International Inc.	107,407	1,192
*	Pericom
	Semiconductor Corp.	107,492	1,180
*	Kopin Corp.	281,371	1,171
*	Rudolph Technologies Inc.	134,404	1,106
*	Liquidity Services Inc.	73,506	1,033
*	Pulse Electronics Corp.	179,799	957
*	Radisys Corp.	103,775	924
*	Gerber Scientific Inc.	108,242	852
*	DSP Group Inc.	100,958	822
*	NCI Inc. Class A	34,075	783
*	Integral Systems Inc.	76,115	754
	Stamps.com Inc.	51,179	678
*	Network Equipment
	Technologies Inc.	129,692	600
*	LoJack Corp.	79,285	512
*	PC-Tel Inc.	81,332	488
*	Agilysys Inc.	77,673	437
*	Tollgrade
	Communications Inc.	44,768	415
*	Hutchinson Technology Inc.	103,926	386
*	StarTek Inc.	51,919	263
			401,948
Materials (4.6%)
	Texas Industries Inc.	117,697	5,388
	Eagle Materials Inc.	186,559	5,270
*	OM Group Inc.	130,343	5,019
*	PolyOne Corp.	394,026	4,921
	Schweitzer-Mauduit
	International Inc.	76,924	4,840
	HB Fuller Co.	207,688	4,262
	Balchem Corp.	120,116	4,061

	Arch Chemicals Inc.	106,631	4,044
*	Clearwater Paper Corp.	48,850	3,825
*	Century Aluminum Co.	239,126	3,714
*	Calgon Carbon Corp.	239,361	3,619
	Buckeye Technologies Inc.	166,192	3,492
*	STR Holdings Inc.	174,138	3,483
*	RTI International Metals Inc.	126,958	3,425
	AMCOL International Corp.	107,384	3,329
*	Brush Engineered
	Materials Inc.	86,124	3,328
	Kaiser Aluminum Corp.	62,741	3,143
	A Schulman Inc.	133,916	3,065
	Deltic Timber Corp.	45,327	2,554
	Stepan Co.	33,117	2,526
*	KapStone Paper and
	Packaging Corp.	162,330	2,484
	Quaker Chemical Corp.	48,155	2,007
	Zep Inc.	92,979	1,848
	Wausau Paper Corp.	209,271	1,802
*	LSB Industries Inc.	69,696	1,691
	Myers Industries Inc.	150,962	1,470
*	AM Castle & Co.	72,263	1,330
	Neenah Paper Inc.	63,313	1,246
*	Headwaters Inc.	259,796	1,190
	Olympic Steel Inc.	39,447	1,131
*	Penford Corp.	44,149	270
	American Vanguard Corp.	17,869	153
			93,930
Telecommunication Services (0.6%)
	NTELOS Holdings Corp.	126,256	2,405
*	General
	Communication Inc.
	Class A	167,336	2,118
*	Neutral Tandem Inc.	141,734	2,047
*	Cbeyond Inc.	131,974	2,017
	USA Mobility Inc.	94,649	1,682
	Atlantic Tele-Network Inc.	38,656	1,482
			11,751
Utilities (3.8%)
	Piedmont Natural
	Gas Co. Inc.	303,097	8,475
	New Jersey
	Resources Corp.	173,471	7,478
	Southwest Gas Corp.	191,894	7,037
	South Jersey
	Industries Inc.	125,670	6,638
	UIL Holdings Corp.	212,728	6,373
	Unisource Energy Corp.	153,753	5,510
	Avista Corp.	234,351	5,278
	Northwest Natural Gas Co.	112,489	5,227
*	El Paso Electric Co.	179,645	4,946
	Allete Inc.	131,381	4,895
	NorthWestern Corp.	152,717	4,403
	Laclede Group Inc.	94,892	3,467

Tax-Managed Small-Cap Fund

		Market
		Value
	Shares	($000)
CH Energy Group Inc.	67,210	3,286
American States Water Co.	79,490	2,740
Central Vermont Public
Service Corp.	53,732	1,175
		76,928
Total Common Stocks
(Cost $1,511,530)		2,027,084
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market
Liquidity Fund, 0.211%
(Cost $3,576)	3,576,341	3,576
Total Investments (100.2%)
(Cost $1,515,106)		2,030,660
Other Assets and Liabilities (-0.2%)
Other Assets		2,700
Liabilities		(6,766)
		(4,066)
Net Assets (100%)		2,026,594

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	1,613,209
Overdistributed Net Investment Income	(3,043)
Accumulated Net Realized Losses	(99,126)
Unrealized Appreciation (Depreciation)	515,554
Net Assets	2,026,594

Investor Shares—Net Assets
Applicable to 69,174,343 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,879,486
Net Asset Value Per Share—
Investor Shares	$27.17

Institutional Shares—Net Assets
Applicable to 5,402,636 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	147,108
Net Asset Value Per Share—
Institutional Shares	$27.23

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends[1]	20,316
Interest[1]	5
Total Income	20,321
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative—Investor Shares	2,339
Management and Administrative—Institutional Shares	49
Marketing and Distribution—Investor Shares	366
Marketing and Distribution—Institutional Shares	29
Custodian Fees	37
Auditing Fees	26
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	3,039
Net Investment Income	17,282
Realized Net Gain (Loss) on Investment Securities Sold[1]	81,408
Change in Unrealized Appreciation (Depreciation) of Investment Securities	320,986
Net Increase (Decrease) in Net Assets Resulting from Operations	419,676
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $7,000, $5,000, and $11,131,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,282	11,045
Realized Net Gain (Loss)	81,408	(23,922)
Change in Unrealized Appreciation (Depreciation)	320,986	348,762
Net Increase (Decrease) in Net Assets Resulting from Operations	419,676	335,885
Distributions
Net Investment Income
Investor Shares	(16,144)	(10,627)
Institutional Shares	(1,390)	(769)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(17,534)	(11,396)
Capital Share Transactions
Investor Shares	(22,404)	(28,534)
Institutional Shares	20,389	(29,900)
Net Increase (Decrease) from Capital Share Transactions	(2,015)	(58,434)
Total Increase (Decrease)	400,127	266,055
Net Assets
Beginning of Period	1,626,467	1,360,412
End of Period[1]	2,026,594	1,626,467
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,043,000) and ($2,791,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.75	$17.44	$25.62	$25.72	$22.70
Investment Operations
Net Investment Income	.231	.146	.266	.229	.191
Net Realized and Unrealized Gain (Loss)
on Investments[1]	5.424	4.316	(8.174)	(.097)	3.023
Total from Investment Operations	5.655	4.462	(7.908)	.132	3.214
Distributions
Dividends from Net Investment Income	(.235)	(.152)	(.272)	(.232)	(.194)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.235)	(.152)	(.272)	(.232)	(.194)
Net Asset Value, End of Period	$27.17	$21.75	$17.44	$25.62	$25.72

Total Return[2]	25.99%	25.59%	-30.82%	0.51%	14.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,879	$1,527	$1,258	$1,793	$1,756
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.14%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.98%	0.79%	1.16%	0.86%	0.78%
Portfolio Turnover Rate[3]	46%	37%	32%	53%	42%
1 Includes increases from redemption fees of $.00, $.01, $.01, $.01, and $.01.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.80	$17.47	$25.66	$25.77	$22.74
Investment Operations
Net Investment Income	.257	.161	.275	.242	.209
Net Realized and Unrealized Gain (Loss)
on Investments[1]	5.432	4.337	(8.184)	(.108)	3.028
Total from Investment Operations	5.689	4.498	(7.909)	.134	3.237
Distributions
Dividends from Net Investment Income	(.259)	(.168)	(.281)	(.244)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.259)	(.168)	(.281)	(.244)	(.207)
Net Asset Value, End of Period	$27.23	$21.80	$17.47	$25.66	$25.77

Total Return[2]	26.09%	25.75%	-30.77%	0.51%	14.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$99	$102	$171	$128
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.08%	0.89%	1.21%	0.90%	0.83%
Portfolio Turnover Rate[3]	46%	37%	32%	53%	42%
1 Includes increases from redemption fees of $.00, $.02, $.01, $.01, and $.01.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $331,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those

Tax-Managed Small-Cap Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized $16,879,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $40,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $95,599,000 to offset future net capital gains of $40,927,000 through December 31, 2016 and $54,672,000 through December 31, 2017.

At December 31, 2010, the cost of investment securities for tax purposes was $1,518,632,000. Net unrealized appreciation of investment securities for tax purposes was $512,028,000, consisting of unrealized gains of $569,512,000 on securities that had risen in value since their purchase and $57,484,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $843,828,000 of investment securities and sold $845,054,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,382	4,463	105,058	6,047
Issued in Lieu of Cash Distributions	13,025	475	8,601	396
Redeemed[1]	(140,811)	(5,969)	(142,193)	(8,400)
Net Increase (Decrease)—Investor Shares	(22,404)	(1,031)	(28,534)	(1,957)
Institutional Shares
Issued	59,059	2,276	12,280	712
Issued in Lieu of Cash Distributions	824	30	562	26
Redeemed[1]	(39,494)	(1,462)	(42,742)	(2,022)
Net Increase (Decrease)—Institutional Shares	20,389	844	(29,900)	(1,284)
1 Net of redemption fees for fiscal 2010 and 2009 of $339,000 and $893,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.
The Tax-Managed Balanced Fund designates 69.76% of its income dividends as exempt-interest dividends.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Tax-Managed Fund	($000)
Balanced	5,454
Growth and Income	42,364
Capital Appreciation	54,109
Small-Cap	17,534

For corporate shareholders, percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Tax-Managed Fund	Percentage
Balanced	100.0%[1]
Growth and Income	100.0
Capital Appreciation	100.0
Small-Cap	100.0
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2010

	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	8.15%	4.03%	3.68%
Returns After Taxes on Distributions	8.04	3.91	3.56
Returns After Taxes on Distributions and Sale of Fund Shares	6.12	3.74	3.42

	One	Five	Ten
	Year	Years	Years
Tax-Managed Growth and Income Fund Investor Shares
Returns Before Taxes	13.77%	2.22%	1.37%
Returns After Taxes on Distributions	13.45	1.91	1.03
Returns After Taxes on Distributions and Sale of Fund Shares	9.33	1.87	1.07

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Investor Shares
Returns Before Taxes	14.80%	2.52%	1.50%
Returns After Taxes on Distributions	14.56	2.27	1.26
Returns After Taxes on Distributions and Sale of Fund Shares	9.94	2.13	1.22

All returns are adjusted to reflect the 1% fee on redemptions of shares held for less than five years.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2010

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Investor Shares
Returns Before Taxes	24.74%	4.66%	7.58%
Returns After Taxes on Distributions	24.58	4.51	7.41
Returns After Taxes on Distributions and Sale of Fund Shares	16.30	3.98	6.65

All returns are adjusted to reflect the 1% fee on redemptions of shares held for less than five years.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,111.08	$0.80
Tax-Managed Growth and Income Fund
Investor Shares	$1,000.00	$1,231.81	$1.13
Admiral Shares	1,000.00	1,232.30	0.68
Institutional Shares	1,000.00	1,232.60	0.45
Tax-Managed Capital Appreciation Fund
Investor Shares	$1,000.00	$1,242.45	$1.13
Admiral Shares	1,000.00	1,242.62	0.68
Institutional Shares	1,000.00	1,242.85	0.45
Tax-Managed Small-Cap Fund
Investor Shares	$1,000.00	$1,271.44	$1.03
Institutional Shares	1,000.00	1,271.79	0.46
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.45	$0.77
Tax-Managed Growth and Income Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Capital Appreciation Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Small-Cap Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.20% for Investor Shares, 0.12% for
Admiral Shares, and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.20% for Investor Shares, 0.12% for
Admiral Shares, and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.18% for Investor Shares and 0.08% for
Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the
Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022011

Vanguard Tax-Managed International
Fund Annual Report

December 31, 2010

Investor Shares
Institutional Shares
Vanguard Europe Pacific ETF Shares

> During 2010, Vanguard Tax-Managed International Fund—including the Europe Pacific ETF—returned about 8%.

> European and Pacific-region stocks contributed about equally to the fund’s return.

> Industrials and materials were top-performing sectors in both regions; financial stocks fell in Europe but posted solid returns in the Pacific region.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	35
About Your Fund’s Expenses.	36
Glossary.	38

Tax-Managed International Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Tax-Managed International Fund
Investor Shares	8.36%
Institutional Shares	8.55
Europe Pacific ETF Shares
Market Price	8.43
Net Asset Value	8.47
MSCI EAFE Index	7.75
International Funds Average	10.82
International Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares	$10.95	$11.58	$0.282	$0.000
Institutional Shares	10.96	11.60	0.293	0.000
Europe Pacific ETF Shares	34.06	36.04	0.897	0.000

1

Chairman’s Letter

Dear Shareholder,

The global economy improved during 2010, although it remains fragile. The more optimistic climate and outlook helped international stocks to bounce back strongly from their disappointing performance in the first half of the year. For the full year, Vanguard Tax-Managed International Fund returned more than 8% for all share classes, including the Europe Pacific ETF.

The year’s results reflected a strong return from Pacific-region stocks. Although the performance of the region’s markets was muted, currency differences boosted the gains for U.S.-based investors. In Europe, the situation was inverted, as solid local market returns were diminished for U.S. investors by the dollar’s climb against the euro.

The Tax-Managed International Fund closely tracked the performance of the MSCI EAFE Index but finished with a slightly higher total return. The difference largely reflected fair-value pricing (for an explanation, please see page 6). The fund trailed the average return of peer-group international funds. Many of these funds invest in emerging markets, which performed strongly during the year, while the Tax-Managed International Fund invests only in developed markets.

2

During the year, the fund’s advisor, Vanguard Quantitative Equity Group, continued to avoid distributing taxable gains to shareholders. A table showing the fund’s after-tax returns for the past one, five, and ten years appears later in this report.

Stocks rallied as the forecast seemed to brighten

After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme

Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Europe and the Pacific region contributed equally to return

The global stock market took investors for a bumpy ride in 2010. Shareholders in Vanguard Tax-Managed International Fund—which aims to track the performance of developed markets outside of North America—felt nearly every bounce.

The fund’s performance for the year reflected two different market and economic environments. The first half of 2010 was disappointing globally as worries over the possibilities of debt defaults by Greece, and possibly other countries, and of a double-dip U.S. recession roiled the markets. Stocks worldwide rebounded

Expense Ratios
Your Fund Compared With Its Peer Group
			Europe
			Pacific
	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.20%	0.10%	0.15%	1.44%

The fund expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.18% for Investor Shares, 0.08% for Institutional Shares, and 0.12%
for Europe Pacific ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: International Funds.

4

strongly in the second half, pushing returns into positive territory despite new sovereign debt concerns, now with Ireland in the spotlight.

The European worries abated somewhat as governments took steps to shore up finances, including conducting confidence-building bank “stress tests.” In the United States, the Federal Reserve hinted at and then began a massive stimulus plan. Meanwhile, the prospects for economic growth in the United States and Europe seemed to improve.

The European and Pacific regions contributed about equally to the fund’s return, even though its assets were split about two-thirds and one-third, respectively, between them. Markets in the United Kingdom (+9%) and Japan (+15%)—the fund’s largest country holdings by far—were each responsible for about two percentage points of its roughly 8% total return.

Sweden and Switzerland, the other major European contributors, returned 35% and 13%, respectively. Stocks in Germany, financially the strongest nation on the Continent, gained 10%, while those in France, representing the fund’s second-largest European holding, hurt returns (–3%).

Stocks of countries associated with Europe’s debt crisis were among the major detractors. These included Spain (–22%) and Italy (–15%), which saw major declines in their financial stocks. Greek stocks took

Total Returns
Ten Years Ended December 31, 2010

Average
Annual Return
Tax-Managed International Fund Investor Shares	3.64%
MSCI EAFE Index	3.50
International Funds Average	3.08
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

the most substantial tumble (–46%), even as the country began implementing austerity measures. But the small Greek stock market had limited impact on overall portfolio performance. Small stockholdings in financially stressed Ireland (–16%) and Portugal (–12%) had even less noticeable effects.

Perhaps reflecting a somewhat more promising economic outlook, the best-performing European sectors were industrial, consumer discretionary, and materials stocks, which are sensitive to the rhythms of the business cycle. Close behind were consumer staples. Financials were the laggards.

In the Pacific region, all of the countries represented in the fund added to its return. The industrial sector, followed by information technology, drove much of Japan’s contribution. Mining companies in the materials sector powered Australia’s upswing. In Hong Kong, the financial sector led—indeed, unlike in Europe, the Pacific region’s financial sector as a whole turned in a positive performance.

The fund’s long-term returns show consistent results

Despite the gains of the past two years, the fund’s longer-term record is still influenced by the unusually severe stock plunges that came earlier, especially in

Investment insight
A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange
Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the
United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example.
Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

2008. This is all too obvious when you examine the table of ten-year returns on page 5. The table also shows, however, that regardless of the market turbulence of the past decade, the portfolio has fulfilled its strategy of closely tracking the performance of the MSCI EAFE Index while providing a tax-efficient return. Indeed, since its inception in 1999, the fund has never distributed capital gains to shareholders.

The portfolio’s low operating costs have contributed to its ability to capture so much of the index’s return. Another key factor is the expertise and dedication of the fund’s advisor, Vanguard Quantitative Equity Group, whose professionals have developed sophisticated techniques for managing portfolios and trading stocks based on more than 30 years of index-tracking experience.

Diversifying your portfolio is important in curbing risk

The past year’s variation in performance from region to region highlights the value of a diversified portfolio. Markets around the globe may be affected by similar events, but their response to those shifts often differs. Our research suggests that, over time, those differences can become more pronounced. As the impact of a worldwide shock such as the recent financial crisis recedes, stock markets once again take their cues from developments in local economies, enhancing the risk-return properties of a globally diversified portfolio.

That’s why we encourage you to build a portfolio that holds a broad mix of stocks—including international equities—and bonds that is tailored to match your risk profile and time horizon. It is always difficult to predict with certainty how future economic developments will play out around the globe. But a time-tested way to meet those challenges is to hold a well-diversified portfolio while keeping costs—including, of course, taxes—low. Vanguard Tax-Managed International Fund can play a role in such an investing strategy.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2011

7

Tax-Managed International Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

Europe
Pacific
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA

Expense Ratio[1]	0.20%	0.10%	0.15%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	946	969	1,864
Median Market Cap $35.7B		$35.6B	$30.3B
Price/Earnings Ratio	15.5x	15.6x	15.7x
Price/Book Ratio	1.6x	1.6x	1.7x
Return on Equity	17.5%	17.5%	18.3%
Earnings Growth Rate	0.6%	0.6%	4.4%
Dividend Yield	2.9%	3.0%	2.7%
Turnover Rate	6%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.6%	10.5%	9.1%
Consumer Staples	10.1	10.0	8.7
Energy	7.9	7.9	10.9
Financials	23.0	23.8	24.6
Health Care	8.2	8.2	5.9
Industrials	12.9	12.7	10.9
Information
Technology	5.1	5.0	6.7
Materials	11.6	11.5	13.2
Telecommunication
Services	5.5	5.4	5.7
Utilities	5.1	5.0	4.3

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.97
Beta	1.03	0.98

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

BHP Billiton Ltd.	Diversified Metals & Mining	2.2%
Royal Dutch Shell plc Class A	Integrated Oil & Gas	1.9
Nestle SA	Packaged Foods & Meats	1.8
HSBC Holdings plc	Diversified Banks	1.6
Vodafone Group PLC	Wireless Telecommunication Services	1.3
BP plc	Integrated Oil & Gas	1.2
Novartis AG	Pharmaceuticals	1.1
Total SA	Integrated Oil & Gas	1.0
Toyota Motor Corp.	Automobile Manufacturers	1.0
Roche Holding AG	Pharmaceuticals	0.9
Top Ten		14.0%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.18% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for
Europe Pacific ETF Shares.

8

Tax-Managed International Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	21.4%	21.3%	14.5%
France	9.6	9.5	6.5
Germany	8.3	8.2	5.6
Switzerland	8.1	8.0	5.4
Spain	3.3	3.3	2.2
Sweden	3.2	3.2	2.2
Italy	2.6	2.6	1.8
Netherlands	2.5	2.5	1.7
Finland	1.1	1.1	0.7
Denmark	1.0	1.0	0.7
Other	2.8	2.9	2.0
Subtotal	63.9%	63.6%	43.3%
Pacific
Japan	22.0%	22.1%	14.9%
Australia	8.6	8.8	6.0
Hong Kong	2.9	2.9	1.9
Singapore	1.7	1.7	1.2
Other	0.1	0.1	0.1
Subtotal	35.3%	35.6%	24.1%
Emerging Markets	0.0%	0.0%	24.1%
Middle East	0.8%	0.0%	0.5%
North America	0.0%	0.0%	8.0%

9

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed International Fund
	Investor Shares	8.36%	2.76%	3.64%	$14,295
	Fee-Adjusted Returns	7.30	2.76	3.64	14,295
••••••••	MSCI All Country World Index ex USA	11.60	5.29	5.97	17,862
– – – –	MSCI EAFE Index	7.75	2.46	3.50	14,108
	International Funds Average	10.82	2.82	3.08	13,549
International Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(1/4/2001)	Investment
Tax-Managed International Fund
Institutional Shares	8.55%	2.86%	3.75%	$7,221,532
Fee-Adjusted Returns	7.49	2.86	3.75	7,221,532
MSCI All Country World Index ex USA	11.60	5.29	5.82	8,798,888
MSCI EAFE Index	7.75	2.46	3.52	7,061,956
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

10

Tax-Managed International Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(7/20/2007)	Investment
Europe Pacific
ETF Shares Net Asset Value	8.47%	-6.22%	$8,014
MSCI All Country World Index ex USA	11.60	-4.05	8,670
MSCI EAFE Index	7.75	-6.71	7,869
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2010
		Since
	One	Inception
	Year	(7/20/2007)
Europe Pacific
ETF Shares Market Price	8.43%	-19.77%
Europe Pacific
ETF Shares Net Asset Value	8.47	-19.86
MSCI EAFE Index	7.75	-21.31
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.

11

Tax-Managed International Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (8.6%)
BHP Billiton Ltd.	2,211,856	103,080
Commonwealth Bank
of Australia	1,020,294	53,132
Westpac Banking Corp.	1,970,160	44,857
Australia & New Zealand
Banking Group Ltd.	1,680,436	40,226
National Australia
Bank Ltd.	1,406,123	34,190
Rio Tinto Ltd.	289,495	25,406
Woolworths Ltd.	819,431	22,678
Wesfarmers Ltd.	665,549	21,851
Newcrest Mining Ltd.	481,505	20,016
Woodside Petroleum Ltd.	406,016	17,725
CSL Ltd.	369,264	13,738
QBE Insurance Group Ltd.	696,518	12,964
Origin Energy Ltd.	600,337	10,259
Macquarie Group Ltd.	234,123	8,879
Telstra Corp. Ltd.	2,953,082	8,443
Santos Ltd.	565,914	7,636
AMP Ltd.	1,406,237	7,626
Suncorp Group Ltd.	860,645	7,596
Foster’s Group Ltd.	1,299,755	7,572
Brambles Ltd.	959,551	7,005
Orica Ltd.	248,168	6,343
Amcor Ltd.	846,891	5,861
Insurance Australia
Group Ltd.	1,464,081	5,828
* Fortescue Metals
Group Ltd.	771,534	5,183
AGL Energy Ltd.	314,646	4,916
ASX Ltd.	125,396	4,844
Transurban Group	913,409	4,806
Incitec Pivot Ltd.	1,172,645	4,764
AXA Asia Pacific
Holdings Ltd.	721,605	4,670
Alumina Ltd.	1,698,449	4,327
Coca-Cola Amatil Ltd.	386,489	4,307

	OZ Minerals Ltd.	2,297,597	4,067
	WorleyParsons Ltd.	137,761	3,781
	Computershare Ltd.	325,259	3,593
	TABCORP Holdings Ltd.	486,882	3,548
*	Asciano Ltd.	2,109,077	3,451
	Lend Lease Group	387,070	3,425
	Cochlear Ltd.	41,501	3,424
	Sonic Healthcare Ltd.	267,575	3,188
	BlueScope Steel Ltd.	1,352,908	3,116
	Wesfarmers Ltd.
	Price Protected Shares	93,546	3,101
	Leighton Holdings Ltd.	97,073	3,066
*	QR National Ltd.	1,011,982	2,853
	Toll Holdings Ltd.	471,092	2,771
	Crown Ltd.	316,769	2,681
	Sims Metal
	Management Ltd.	120,252	2,651
	Tatts Group Ltd.	989,667	2,619
	Boral Ltd.	527,867	2,617
	Bendigo and
	Adelaide Bank Ltd.	238,109	2,430
*	Paladin Energy Ltd.	475,738	2,403
	OneSteel Ltd.	900,845	2,392
	Metcash Ltd.	565,124	2,380
*	James Hardie Industries
	SE	327,942	2,279
*	Qantas Airways Ltd.	822,181	2,141
	Fairfax Media Ltd.	1,398,730	2,010
	CSR Ltd.	1,165,194	2,006
	MacArthur Coal Ltd.	123,955	1,631
	Goodman Fielder Ltd.	1,119,779	1,544
	Caltex Australia Ltd.	98,370	1,449
	Ramsay Health Care Ltd.	72,954	1,332
	Harvey Norman
	Holdings Ltd.	416,464	1,255
	SP AusNet	1,269,676	1,132
	Billabong International Ltd.	127,462	1,065
	Newcrest Mining Ltd.
	ADR	22,953	955

12

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	MAp Group	289,224	886
	Sims Metal
	Management Ltd. ADR	3,072	67
			614,037
Austria (0.3%)
	Erste Group Bank AG	126,359	5,987
	OMV AG	105,883	4,430
	Voestalpine AG	69,155	3,321
	Telekom Austria AG	231,572	3,277
	Verbund AG	56,927	2,135
	Raiffeisen Bank
	International AG	35,181	1,946
	Vienna Insurance Group
	AG Wiener Versicherung
	Gruppe	30,371	1,589
			22,685
Belgium (0.9%)
	Anheuser-Busch InBev NV	478,304	27,437
	Delhaize Group SA	68,822	5,109
	Solvay SA Class A	40,709	4,358
	Umicore	80,889	4,228
*	KBC Groep NV	112,826	3,859
	Belgacom SA	105,396	3,555
	Ageas	1,389,234	3,188
	Colruyt SA	53,920	2,753
	Bekaert SA	22,852	2,633
	UCB SA	71,838	2,476
*	Dexia SA	463,496	1,616
	Mobistar SA	20,875	1,360
			62,572
Denmark (1.0%)
	Novo Nordisk A/S Class B	271,526	30,719
	AP Moller - Maersk A/S
	Class B	877	7,973
*	Danske Bank A/S	299,829	7,721
	Carlsberg A/S Class B	70,877	7,144
*	Vestas Wind Systems A/S	135,252	4,302
	Novozymes A/S	27,727	3,885
	AP Moller - Maersk A/S	357	3,158
	DSV A/S	124,350	2,768
	Coloplast A/S Class B	14,275	1,948
*	William Demant Holding
	A/S	17,513	1,300
	Tryg A/S	17,910	830
			71,748
Finland (1.1%)
	Nokia Oyj	2,425,489	25,224
	Fortum Oyj	292,971	8,872
	Sampo Oyj	278,190	7,468
	Kone Oyj Class B	104,058	5,802
	UPM-Kymmene Oyj	321,116	5,715
	Metso Oyj	75,893	4,262
	Wartsila Oyj	53,468	4,090

	Stora Enso Oyj	378,351	3,909
	Nokian Renkaat Oyj	74,006	2,730
	Kesko Oyj Class B	39,860	1,870
	Outokumpu Oyj	91,284	1,699
	Elisa Oyj	71,792	1,569
	Neste Oil Oyj	95,844	1,539
	Rautaruukki Oyj	58,459	1,378
	Pohjola Bank plc	104,494	1,258
	Sanoma Oyj	54,376	1,184
	Orion Oyj Class B	43,772	962
			79,531
France (9.6%)
	Total SA	1,365,020	72,989
	Sanofi-Aventis SA	678,374	43,662
	BNP Paribas	619,838	39,630
	GDF Suez	792,747	28,583
	LVMH Moet Hennessy
	Louis Vuitton SA	157,059	25,970
	France Telecom SA	1,203,701	25,287
	Danone	377,838	23,850
	Schneider Electric SA	157,742	23,744
	Air Liquide SA	183,712	23,352
	Societe Generale	411,449	22,226
	Vivendi SA	801,864	21,753
	ArcelorMittal	549,578	20,997
	AXA SA	1,106,600	18,492
	L’Oreal SA	155,667	17,377
	Carrefour SA	389,252	16,113
	Vinci SA	284,556	15,546
	Cie de St-Gobain	252,576	13,060
	Pernod-Ricard SA	129,320	12,221
	Unibail-Rodamco SE	59,595	11,846
	Cie Generale d’Optique
	Essilor International SA	133,024	8,604
	Lafarge SA	132,216	8,333
	Cie Generale des
	Etablissements Michelin
	Class B	111,524	8,037
	Credit Agricole SA	620,916	7,926
	PPR	49,547	7,919
	Vallourec SA	72,767	7,681
*	Renault SA	126,289	7,380
	Bouygues SA	153,503	6,651
	EDF SA	160,155	6,603
	Alstom SA	135,492	6,520
	Veolia Environnement SA	220,937	6,492
	Technip SA	65,691	6,096
*	European Aeronautic
	Defence and Space Co.
	NV	254,831	5,970
	Christian Dior SA	40,977	5,884
	Cap Gemini SA	98,765	4,635
	SES SA	191,821	4,586
*	Alcatel-Lucent	1,539,885	4,523

13

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	STMicroelectronics NV	426,309	4,451
	Sodexo	62,756	4,347
	Publicis Groupe SA	82,644	4,329
	Accor SA	92,892	4,156
*	Peugeot SA	102,379	3,905
	Legrand SA	94,934	3,888
	Suez Environnement Co.	183,746	3,811
	Safran SA	103,663	3,689
	Casino Guichard Perrachon
	SA	37,291	3,653
	Lagardere SCA	80,653	3,338
	Dassault Systemes SA	40,658	3,081
*	Cie Generale de
	Geophysique-Veritas	97,604	2,991
	Groupe Eurotunnel SA	308,290	2,724
*	Natixis	558,016	2,621
	Bureau Veritas SA	34,277	2,611
	SCOR SE	100,578	2,566
	Klepierre	65,937	2,391
*	Edenred	97,491	2,318
	Eutelsat Communications	59,874	2,201
	Thales SA	60,936	2,143
	CNP Assurances	105,649	1,914
*	Air France-KLM	98,136	1,798
*	Atos Origin SA	32,599	1,745
	ICADE	16,613	1,703
	Fonciere Des Regions	17,065	1,658
	Hermes International	7,793	1,640
	Neopost SA	18,471	1,617
	Gecina SA	13,852	1,531
	Imerys SA	21,874	1,466
	Aeroports de Paris	17,471	1,386
	Societe BIC SA	15,614	1,348
	Eramet	3,736	1,287
	Iliad SA	11,207	1,224
	Societe Television
	Francaise 1	69,220	1,208
*	JCDecaux SA	35,156	1,087
	Eiffage SA	22,965	1,018
	Metropole Television SA	39,238	954
	PagesJaunes Groupe	92,119	841
	BioMerieux	7,772	770
			681,947
Germany (8.3%)
	Siemens AG	531,654	66,116
	BASF SE	593,963	47,586
	Bayer AG	535,100	39,821
*	Daimler AG	583,556	39,641
	E.ON AG	1,166,425	35,761
	Allianz SE	291,335	34,751
	Deutsche Bank AG	602,390	31,626
	SAP AG	556,950	28,517
	Deutsche Telekom AG	1,841,605	23,834

	Muenchener
	Rueckversicherungs AG	122,539	18,632
	RWE AG	272,295	18,258
	Volkswagen AG Prior Pfd.	110,568	18,048
	Bayerische Motoren
	Werke AG	214,878	16,996
	Linde AG	109,977	16,702
	Deutsche Post AG	553,233	9,422
	ThyssenKrupp AG	220,491	9,196
	Adidas AG	137,266	8,964
	Deutsche Boerse AG	128,416	8,907
	MAN SE	69,787	8,345
	Fresenius Medical Care
	AG & Co. KGaA	127,104	7,336
	Henkel AG & Co.
	KGaA Prior Pfd.	117,730	7,328
*	Infineon Technologies AG	712,765	6,670
	K&S AG	87,863	6,648
	Metro AG	84,358	6,113
	HeidelbergCement AG	90,025	5,672
	Porsche Automobil Holding
	SE Prior Pfd.	58,954	4,727
	Fresenius SE Prior Pfd.	54,045	4,648
	Henkel AG & Co. KGaA	86,409	4,473
	Lanxess AG	49,919	3,940
	Beiersdorf AG	67,751	3,771
*	Commerzbank AG	479,116	3,581
	Merck KGaA	41,607	3,344
*	Deutsche Lufthansa AG	148,284	3,238
*	QIAGEN NV	152,312	3,001
	GEA Group AG	100,730	2,922
	Volkswagen AG	20,198	2,876
	Hochtief AG	31,047	2,642
*	Continental AG	32,470	2,589
	Salzgitter AG	29,529	2,292
	Bayerische Motoren
	Werke AG Prior Pfd.	37,448	1,933
	Hannover
	Rueckversicherung AG	34,350	1,850
	Wacker Chemie AG	10,451	1,829
	Fraport AG
	Frankfurt Airport Services
	Worldwide	26,998	1,711
*	Brenntag AG	16,089	1,645
*	TUI AG	104,284	1,469
*	Kabel Deutschland Holding
	AG	31,098	1,464
	RWE AG Prior Pfd.	22,605	1,456
	Celesio AG	55,211	1,381
	Fresenius SE	16,240	1,368
	Axel Springer AG	8,334	1,367
	Puma AG Rudolf
	Dassler Sport	3,919	1,299

14

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	ProSiebenSat.1 Media AG
	Prior Pfd.	42,998	1,296
	Suedzucker AG	46,567	1,249
	United Internet AG	72,469	1,184
			591,435
Greece (0.2%)
	National Bank of Greece
	SA ADR	2,122,435	3,566
	Coca Cola Hellenic
	Bottling Co. SA	111,917	2,911
	OPAP SA	133,835	2,325
	National Bank of
	Greece SA	224,607	1,834
	Bank of
	Cyprus Public Co. Ltd.	500,720	1,735
*	Alpha Bank AE	308,469	1,574
	Hellenic
	Telecommunications
	Organization SA ADR	345,359	1,383
*	EFG Eurobank Ergasias SA	210,880	1,063
	Public Power Corp. SA	72,430	1,046
	Hellenic
	Telecommunications
	Organization SA	21,242	175
			17,612
Hong Kong (2.9%)
	Sun Hung Kai
	Properties Ltd.	928,064	15,396
	Hong Kong Exchanges
	and Clearing Ltd.	667,300	15,128
*	AIA Group Ltd.	5,127,645	14,413
	Hutchison Whampoa Ltd.	1,394,512	14,344
	Cheung Kong Holdings Ltd.	914,500	14,092
	CLP Holdings Ltd.	1,255,432	10,193
	Li & Fung Ltd.	1,526,835	8,858
	Swire Pacific Ltd. Class A	514,088	8,446
	Hang Seng Bank Ltd.	502,943	8,263
	BOC Hong Kong
	Holdings Ltd.	2,328,000	7,916
	Hang Lung Properties Ltd.	1,613,810	7,542
	Wharf Holdings Ltd.	928,741	7,140
	Hong Kong &
	China Gas Co. Ltd.	2,892,776	6,815
	Hongkong Electric
	Holdings Ltd.	944,100	5,951
	Henderson Land
	Development Co. Ltd.	736,006	5,013
	Bank of East Asia Ltd.	1,051,463	4,399
	Esprit Holdings Ltd.	803,928	3,824
	Hang Lung Group Ltd.	534,000	3,508
	MTR Corp.	929,000	3,380
*	Sands China Ltd.	1,461,600	3,213
	New World
	Development Ltd.	1,706,750	3,202

	Sino Land Co. Ltd.	1,675,000	3,129
	Wheelock & Co. Ltd.	715,000	2,891
	Kerry Properties Ltd.	528,000	2,749
	Shangri-La Asia Ltd.	936,510	2,540
	Wynn Macau Ltd.	1,039,600	2,326
	Hysan
	Development Co. Ltd.	491,000	2,310
	Cathay Pacific Airways Ltd.	787,770	2,173
	Wing Hang Bank Ltd.	123,000	1,700
	Yue Yuen Industrial
	Holdings Ltd.	448,000	1,611
	SJM Holdings Ltd.	887,000	1,407
	ASM Pacific
	Technology Ltd.	110,900	1,400
	Orient Overseas
	International Ltd.	139,300	1,350
*	Foxconn International
	Holdings Ltd.	1,825,000	1,274
	Hopewell Holdings Ltd.	397,500	1,247
	Cheung Kong
	Infrastructure
	Holdings Ltd.	259,000	1,186
	PCCW Ltd.	2,596,000	1,148
	NWS Holdings Ltd.	721,500	1,095
	Lifestyle International
	Holdings Ltd.	332,500	818
*	Henderson Land
	Development Co. Ltd.
	Warrants Exp. 06/01/2011	138,201	32
			203,422
Ireland (0.2%)
	CRH plc	458,073	9,539
	Kerry Group plc Class A	93,855	3,143
*	Elan Corp. plc	354,880	2,009
	Ryanair Holdings plc	255,030	1,289
*	Governor & Co. of the
	Bank of Ireland	1,987,375	992
*	Anglo Irish Bank Corp. Ltd.	257,065	75
			17,047
Israel (0.8%)
	Teva Pharmaceutical
	Industries Ltd.	605,165	31,560
	Israel Chemicals Ltd.	299,017	5,131
	Bank Leumi Le-Israel BM	759,342	3,900
*	Bank Hapoalim BM	687,414	3,586
	Bezeq The Israeli
	Telecommunication
	Corp. Ltd.	1,059,368	3,232
*	Israel Corp. Ltd.	1,367	1,662
*	NICE Systems Ltd.	35,606	1,243
*	Israel Discount Bank Ltd.
	Class A	494,279	1,128
	Cellcom Israel Ltd.
	(Registered)	34,630	1,126

15

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Partner
	Communications Co. Ltd.	48,274	979
	Elbit Systems Ltd.	17,474	934
*	Makhteshim-Agan
	Industries Ltd.	174,001	895
	Mizrahi Tefahot Bank Ltd.	67,120	740
	Delek Group Ltd.	2,749	710
			56,826
Italy (2.6%)
	ENI SPA	1,684,849	37,072
	Enel SPA	4,271,059	21,486
	UniCredit SPA	8,788,122	18,291
	Assicurazioni Generali SPA	762,171	14,568
	Intesa Sanpaolo SPA
	(Registered)	5,021,484	13,705
	Fiat SPA	502,171	10,426
	Saipem SPA	168,109	8,333
	Telecom Italia SPA
	(Registered)	6,179,387	8,049
	Tenaris SA	308,548	7,597
	Telecom Italia SPA
	(Bearer)	4,078,881	4,457
	Snam Rete Gas SPA	863,188	4,315
	Terna Rete Elettrica
	Nazionale SPA	889,382	3,774
	Unione di Banche Italiane
	SCPA	403,108	3,551
	Atlantia SPA	162,646	3,334
	Parmalat SPA	1,193,701	3,287
	Finmeccanica SPA	278,286	3,179
	Mediaset SPA	462,545	2,812
	Mediobanca SPA	306,030	2,740
	Luxottica Group SPA	64,843	1,990
*	Enel Green Power SPA	919,621	1,951
	Banco Popolare SC	415,986	1,896
*	Banca Monte dei Paschi
	di Siena SPA	1,590,311	1,823
	Prysmian SPA	101,486	1,736
	Exor SPA	48,170	1,596
	Intesa Sanpaolo SPA
	(Bearer)	620,595	1,486
	Pirelli & C SPA	174,592	1,418
*	Autogrill SPA	87,191	1,239
	Banca Carige SPA	454,777	958
	A2A SPA	591,515	817
			187,886
Japan (22.0%)
	Toyota Motor Corp.	1,781,618	70,213
	Mitsubishi UFJ Financial
	Group Inc.	8,225,144	44,397
	Honda Motor Co. Ltd.	1,048,139	41,412
	Canon Inc.	731,333	37,605
	Sumitomo Mitsui Financial
	Group Inc.	869,458	30,817

Mizuho Financial
Group Inc.	13,250,421	24,882
Takeda
Pharmaceutical Co. Ltd.	482,294	23,718
Sony Corp.	651,800	23,336
Mitsubishi Corp.	860,286	23,211
Tokyo Electric
Power Co. Inc.	921,870	22,501
FANUC Corp.	125,500	19,204
Nintendo Co. Ltd.	64,900	18,968
Mitsui & Co. Ltd.	1,127,700	18,575
Komatsu Ltd.	616,500	18,574
Softbank Corp.	526,800	18,183
Panasonic Corp.	1,275,153	18,023
NTT DoCoMo Inc.	9,942	17,333
Hitachi Ltd.	2,934,758	15,597
Nippon Telegraph &
Telephone Corp.	338,400	15,426
Nissan Motor Co. Ltd.	1,598,600	15,138
Nomura Holdings Inc.	2,297,177	14,591
Shin-Etsu
Chemical Co. Ltd.	267,500	14,432
East Japan Railway Co.	221,800	14,408
Mitsubishi Estate Co. Ltd.	770,935	14,263
Toshiba Corp.	2,613,000	14,196
Tokio Marine Holdings Inc.	470,100	13,980
Mitsubishi Electric Corp.	1,269,000	13,274
Seven &
I Holdings Co. Ltd.	492,820	13,125
Kansai Electric
Power Co. Inc.	491,550	12,134
Nippon Steel Corp.	3,346,970	12,003
Astellas Pharma Inc.	291,014	11,072
Mitsui Fudosan Co. Ltd.	555,000	11,041
KDDI Corp.	1,906	11,003
Japan Tobacco Inc.	2,947	10,893
FUJIFILM Holdings Corp.	301,700	10,878
Kyocera Corp.	106,600	10,842
JFE Holdings Inc.	302,700	10,506
Denso Corp.	305,200	10,503
Chubu Electric
Power Co. Inc.	425,200	10,449
Sumitomo Corp.	735,700	10,368
ITOCHU Corp.	991,000	9,996
JX Holdings Inc.	1,417,050	9,599
Daiichi Sankyo Co. Ltd.	436,663	9,547
Kao Corp.	354,701	9,543
Murata
Manufacturing Co. Ltd.	133,600	9,336
MS&AD Insurance Group
Holdings	340,033	8,497
Fujitsu Ltd.	1,221,000	8,468
Central Japan Railway Co.	995	8,326
Bridgestone Corp.	427,831	8,244

16

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Inpex Corp.	1,401	8,190
	Dai-ichi Life
	Insurance Co. Ltd.	4,976	8,061
	Keyence Corp.	27,708	8,003
	Kirin Holdings Co. Ltd.	557,000	7,798
	Asahi Glass Co. Ltd.	667,035	7,766
	Marubeni Corp.	1,100,000	7,709
	Mitsubishi Heavy
	Industries Ltd.	2,006,000	7,517
	Tokyo Gas Co. Ltd.	1,675,000	7,425
	Nidec Corp.	73,000	7,369
	Kubota Corp.	771,000	7,271
	Tokyo Electron Ltd.	113,100	7,128
	Hoya Corp.	285,200	6,903
	Sumitomo Electric
	Industries Ltd.	496,900	6,874
	Sharp Corp.	663,000	6,811
*	NKSJ Holdings Inc.	900,800	6,615
	Secom Co. Ltd.	139,000	6,575
	Ricoh Co. Ltd.	441,000	6,437
	Tohoku Electric
	Power Co. Inc.	282,900	6,305
	Terumo Corp.	111,500	6,260
	SMC Corp.	35,800	6,116
	Sumitomo Metal
	Mining Co. Ltd.	348,000	6,068
	Eisai Co. Ltd.	167,400	6,054
	Sumitomo Trust &
	Banking Co. Ltd.	949,000	5,951
	Sumitomo Realty &
	Development Co. Ltd.	242,000	5,763
	Daiwa Securities
	Group Inc.	1,114,000	5,720
	Toray Industries Inc.	952,000	5,681
	Kyushu Electric
	Power Co. Inc.	251,600	5,639
	Mitsubishi Chemical
	Holdings Corp.	826,500	5,589
	Daikin Industries Ltd.	156,500	5,534
	TDK Corp.	79,500	5,510
	Fast Retailing Co. Ltd.	34,700	5,510
	Asahi Kasei Corp.	821,000	5,346
	Mitsui OSK Lines Ltd.	761,000	5,162
	Nitto Denko Corp.	109,800	5,155
	Sumitomo
	Chemical Co. Ltd.	1,049,000	5,155
	Sumitomo Metal
	Industries Ltd.	2,087,000	5,122
	Suzuki Motor Corp.	206,600	5,077
	Dai Nippon
	Printing Co. Ltd.	372,800	5,062
	Osaka Gas Co. Ltd.	1,298,000	5,037
	Aeon Co. Ltd.	399,473	4,990
	Shiseido Co. Ltd.	227,300	4,955

	NEC Corp.	1,646,400	4,931
	Asahi Breweries Ltd.	247,600	4,784
	Ajinomoto Co. Inc.	454,000	4,721
	Aisin Seiki Co. Ltd.	128,400	4,529
	T&D Holdings Inc.	178,540	4,509
	Olympus Corp.	146,100	4,404
	Rohm Co. Ltd.	67,000	4,362
	Nikon Corp.	215,800	4,361
	Nippon Yusen KK	977,000	4,306
	West Japan Railway Co.	1,150	4,297
	Kobe Steel Ltd.	1,671,000	4,227
	Bank of Yokohama Ltd.	817,000	4,217
	Rakuten Inc.	4,798	4,019
	Odakyu Electric
	Railway Co. Ltd.	431,000	4,010
	Daiwa House
	Industry Co. Ltd.	324,000	3,973
	Shionogi & Co. Ltd.	200,800	3,961
	Yahoo Japan Corp.	10,059	3,892
	Yamato Holdings Co. Ltd.	270,300	3,838
	Shizuoka Bank Ltd.	414,000	3,811
*	Otsuka Holdings Co. Ltd.	154,300	3,805
*	Mitsubishi Motors Corp.	2,613,000	3,790
	Yamada Denki Co. Ltd.	55,510	3,780
	Sekisui House Ltd.	372,859	3,761
	JS Group Corp.	168,812	3,707
	Chugoku Electric
	Power Co. Inc.	181,800	3,694
	Hankyu Hanshin
	Holdings Inc.	781,304	3,625
	Omron Corp.	137,100	3,617
	Tokyu Corp.	786,000	3,599
	Daito Trust
	Construction Co. Ltd.	52,200	3,571
	Toppan Printing Co. Ltd.	390,000	3,553
	Dentsu Inc.	113,600	3,514
	Isuzu Motors Ltd.	774,000	3,501
	Kintetsu Corp.	1,108,190	3,466
	Nippon Electric
	Glass Co. Ltd.	240,500	3,456
	Konica Minolta
	Holdings Inc.	333,000	3,445
	Kuraray Co. Ltd.	237,500	3,394
	Chiba Bank Ltd.	522,000	3,388
	Kawasaki Heavy
	Industries Ltd.	965,000	3,238
	JGC Corp.	149,000	3,233
	Makita Corp.	78,100	3,181
	Tobu Railway Co. Ltd.	559,000	3,138
	Shikoku Electric
	Power Co. Inc.	106,700	3,137
	Unicharm Corp.	75,700	3,009
	NTT Data Corp.	867	2,993
	Fuji Heavy Industries Ltd.	382,000	2,949

17

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	NGK Insulators Ltd.	180,000	2,927
*	Yamaha Motor Co. Ltd.	178,400	2,898
	Mazda Motor Corp.	1,001,000	2,858
	Keikyu Corp.	321,000	2,834
	Chugai
	Pharmaceutical Co. Ltd.	154,600	2,834
	OJI Paper Co. Ltd.	586,000	2,831
	Oriental Land Co. Ltd.	30,400	2,815
	Chuo Mitsui Trust
	Holdings Inc.	674,100	2,788
	Keio Corp.	407,000	2,775
	Teijin Ltd.	643,000	2,740
	NSK Ltd.	304,000	2,737
	Ibiden Co. Ltd.	87,100	2,735
	Mitsubishi Tanabe
	Pharma Corp.	162,000	2,734
	Toyota Tsusho Corp.	151,393	2,654
	Hokkaido Electric
	Power Co. Inc.	129,500	2,647
	Nippon Express Co. Ltd.	588,000	2,643
	Sega Sammy Holdings Inc.	138,388	2,627
	Hokuriku Electric
	Power Co.	106,800	2,625
	Isetan Mitsukoshi
	Holdings Ltd.	224,740	2,607
	Electric Power
	Development Co. Ltd.	80,840	2,534
	Hirose Electric Co. Ltd.	22,500	2,531
	Sumitomo Heavy
	Industries Ltd.	386,000	2,472
	Advantest Corp.	109,500	2,465
*	Mitsubishi Materials Corp.	767,000	2,440
	JSR Corp.	128,400	2,386
	Kurita Water
	Industries Ltd.	74,800	2,351
	Resona Holdings Inc.	392,400	2,341
	Japan Steel Works Ltd.	224,513	2,341
	Benesse Holdings Inc.	50,000	2,303
	Trend Micro Inc.	69,200	2,276
	TonenGeneral Sekiyu KK	202,000	2,206
	Bank of Kyoto Ltd.	229,000	2,167
	Sekisui Chemical Co. Ltd.	302,000	2,163
	SBI Holdings Inc.	14,170	2,139
	IHI Corp.	959,000	2,131
	Lawson Inc.	42,990	2,125
	Kawasaki Kisen Kaisha Ltd.	487,000	2,123
	Obayashi Corp.	461,000	2,119
	Sankyo Co. Ltd.	37,300	2,104
	Sony Financial
	Holdings Inc.	514	2,072
	Joyo Bank Ltd.	468,000	2,054
	Amada Co. Ltd.	253,000	2,053
	Daihatsu Motor Co. Ltd.	134,000	2,052
	Toyo Seikan Kaisha Ltd.	108,100	2,050
	Brother Industries Ltd.	138,600	2,048

	Hisamitsu
	Pharmaceutical Co. Inc.	48,600	2,045
	Mitsubishi Gas
	Chemical Co. Inc.	287,000	2,032
	Furukawa Electric Co. Ltd.	453,000	2,029
	Nitori Holdings Co. Ltd.	23,100	2,021
	Shimano Inc.	39,500	2,005
	Mitsui Chemicals Inc.	561,000	2,002
	Fukuoka Financial
	Group Inc.	461,800	2,001
	Stanley Electric Co. Ltd.	106,700	1,986
	Showa Denko KK	878,000	1,972
	THK Co. Ltd.	86,100	1,971
	Dena Co. Ltd.	54,800	1,965
	Kyowa Hakko Kirin Co. Ltd.	188,000	1,933
	Nippon Paper Group Inc.	73,600	1,929
	Shimizu Corp.	439,000	1,872
	NTN Corp.	351,000	1,854
	MEIJI Holdings Co. Ltd.	40,754	1,841
*	All Nippon
	Airways Co. Ltd.	493,317	1,838
	Hokuhoku Financial
	Group Inc.	899,100	1,825
	Taisei Corp.	771,000	1,800
	Credit Saison Co. Ltd.	109,800	1,794
	Tokyu Land Corp.	355,000	1,778
	Hachijuni Bank Ltd.	317,600	1,771
	JTEKT Corp.	150,600	1,769
	Nissin Foods
	Holdings Co. Ltd.	49,300	1,766
	Santen
	Pharmaceutical Co. Ltd.	50,100	1,739
	Seiko Epson Corp.	95,100	1,728
	NGK Spark Plug Co. Ltd.	111,000	1,698
	Ube Industries Ltd.	556,000	1,667
	Kajima Corp.	625,000	1,659
	Takashimaya Co. Ltd.	193,860	1,658
	Idemitsu Kosan Co. Ltd.	15,609	1,656
	Yakult Honsha Co. Ltd.	57,200	1,646
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	41,600	1,644
	Nippon Meat Packers Inc.	126,000	1,644
	Gunma Bank Ltd.	298,000	1,633
	Hiroshima Bank Ltd.	382,200	1,609
	Sojitz Corp.	730,700	1,599
	Nippon Sheet
	Glass Co. Ltd.	593,000	1,592
	Aeon Mall Co. Ltd.	58,800	1,575
	Nishi-Nippon City Bank Ltd.	518,000	1,568
	Namco Bandai
	Holdings Inc.	145,500	1,561
	Sysmex Corp.	22,200	1,537
	Konami Corp.	72,400	1,533
	J Front Retailing Co. Ltd.	277,200	1,512

18

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Jupiter Telecommunications
	Co. Ltd.	1,431	1,503
	Yamaha Corp.	120,800	1,493
	GS Yuasa Corp.	216,000	1,491
	TOTO Ltd.	206,000	1,490
	NOK Corp.	71,700	1,488
	Suruga Bank Ltd.	157,000	1,458
	Keisei Electric
	Railway Co. Ltd.	218,000	1,453
	77 Bank Ltd.	271,000	1,433
	Hamamatsu Photonics KK	38,800	1,416
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	531,000	1,402
	Mitsui Mining &
	Smelting Co. Ltd.	425,000	1,399
	Nisshin Seifun Group Inc.	110,400	1,399
	UNY Co. Ltd.	138,500	1,396
	Hitachi Construction
	Machinery Co. Ltd.	58,400	1,395
	Fuji Electric
	Holdings Co. Ltd.	449,000	1,393
	Casio Computer Co. Ltd.	172,400	1,385
	Cosmo Oil Co. Ltd.	423,000	1,383
	FamilyMart Co. Ltd.	36,300	1,367
	Marui Group Co. Ltd.	168,200	1,367
	Dowa Holdings Co. Ltd.	204,600	1,338
	Tsumura & Co.	41,200	1,333
	Denki Kagaku Kogyo KK	281,000	1,332
	Nomura Research
	Institute Ltd.	59,700	1,328
	Tokyo Tatemono Co. Ltd.	287,000	1,324
	Taiyo Nippon Sanso Corp.	150,000	1,322
	Nomura Real Estate
	Holdings Inc.	71,871	1,305
	Yokogawa Electric Corp.	162,300	1,287
	Toho Co. Ltd.	79,700	1,279
	Citizen Holdings Co. Ltd.	185,500	1,274
*	Sumco Corp.	89,260	1,272
*	Elpida Memory Inc.	109,589	1,269
	Showa Shell Sekiyu KK	138,600	1,268
	Sumitomo Rubber
	Industries Ltd.	121,600	1,266
	Minebea Co. Ltd.	201,000	1,262
	Rinnai Corp.	20,600	1,257
	Miraca Holdings Inc.	31,000	1,246
	Yamaguchi Financial
	Group Inc.	123,000	1,240
	Yaskawa Electric Corp.	131,000	1,235
	Toho Gas Co. Ltd.	247,000	1,234
	Chugoku Bank Ltd.	102,000	1,232
	Mizuho Securities Co. Ltd.	430,000	1,227
	Nisshin Steel Co. Ltd.	551,000	1,224
	Kamigumi Co. Ltd.	146,000	1,223
	Kansai Paint Co. Ltd.	126,000	1,218

	NHK Spring Co. Ltd.	112,000	1,215
	Hitachi Chemical Co. Ltd.	58,500	1,207
	Shimamura Co. Ltd.	13,000	1,205
	Toyo Suisan Kaisha Ltd.	54,000	1,200
	Suzuken Co. Ltd.	39,160	1,195
	Sapporo Hokuyo
	Holdings Inc.	254,900	1,192
	Kaneka Corp.	171,000	1,183
	Ushio Inc.	60,400	1,148
	Hitachi Metals Ltd.	95,000	1,137
	Nabtesco Corp.	53,000	1,128
	Shimadzu Corp.	145,000	1,124
	Daicel Chemical
	Industries Ltd.	154,000	1,122
	Iyo Bank Ltd.	138,000	1,102
	Mitsubishi Logistics Corp.	83,000	1,101
	Koito
	Manufacturing Co. Ltd.	70,712	1,100
	Oracle Corp. Japan	22,100	1,084
	Asics Corp.	84,596	1,084
	Air Water Inc.	82,805	1,056
	Toyoda Gosei Co. Ltd.	44,100	1,033
	USS Co. Ltd.	12,630	1,032
	Dainippon Sumitomo
	Pharma Co. Ltd.	112,500	1,022
	Nissan Chemical
	Industries Ltd.	79,000	1,020
	Hakuhodo DY Holdings Inc.	17,410	995
	Alfresa Holdings Corp.	22,400	994
	Kikkoman Corp.	88,000	984
	McDonald’s Holdings Co.
	Japan Ltd.	38,000	953
	MediPal Holdings Corp.	84,700	933
	Daido Steel Co. Ltd.	159,000	932
	Tosoh Corp.	287,000	930
	Tokuyama Corp.	179,000	924
	Hitachi
	High-Technologies Corp.	38,651	902
	Aeon Credit
	Service Co. Ltd.	62,210	876
	Chiyoda Corp.	87,809	871
	Yamazaki Baking Co. Ltd.	69,000	832
*	Mizuho Trust &
	Banking Co. Ltd.	802,000	827
	Toyota Boshoku Corp.	46,900	825
	Mitsumi Electric Co. Ltd.	43,600	798
	Obic Co. Ltd.	3,830	787
	Hino Motors Ltd.	145,000	783
	Nisshinbo Holdings Inc.	71,000	776
	Mabuchi Motor Co. Ltd.	14,900	767
*	Shinsei Bank Ltd.	578,014	753
	Otsuka Corp.	10,760	733
	Aozora Bank Ltd.	346,000	714
	Kinden Corp.	72,000	664

19

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Yamato Kogyo Co. Ltd.	22,000	662
	Matsui Securities Co. Ltd.	91,100	646
	Sapporo Holdings Ltd.	142,000	642
	Square Enix
	Holdings Co. Ltd.	35,600	630
	Fuji Media Holdings Inc.	399	629
*	Gree Inc.	45,900	583
	Tokyo Steel
	Manufacturing Co. Ltd.	53,300	580
	Itochu
	Techno-Solutions Corp.	14,900	558
	Coca-Cola West Co. Ltd.	30,000	544
	Maruichi Steel Tube Ltd.	25,300	537
	Senshu Ikeda
	Holdings Inc.	361,300	515
	ABC-Mart Inc.	13,900	496
	Ito En Ltd.	28,100	467
	Canon Marketing
	Japan Inc.	29,200	415
	Shinko Electric
	Industries Co. Ltd.	30,973	346
			1,570,550
Netherlands (2.5%)
	Unilever NV	1,055,758	33,066
*	ING Groep NV	2,488,754	24,375
	Koninklijke Philips
	Electronics NV	641,009	19,729
	Koninklijke KPN NV	1,027,564	15,067
	ASML Holding NV	282,783	10,888
	Koninklijke Ahold NV	784,158	10,400
	Akzo Nobel NV	152,750	9,541
	Heineken NV	163,139	8,033
	TNT NV	250,456	6,649
*	Aegon NV	1,042,990	6,410
	Koninklijke DSM NV	103,244	5,908
	Reed Elsevier NV	437,258	5,435
	Wolters Kluwer NV	188,106	4,141
*	Randstad Holding NV	75,564	4,009
	Fugro NV	43,864	3,626
	Heineken Holding NV	71,996	3,143
	Corio NV	38,491	2,481
	SBM Offshore NV	107,230	2,415
	Koninklijke Vopak NV	44,316	2,103
	Koninklijke Boskalis
	Westminster NV	41,075	1,969
	Delta Lloyd NV	56,793	1,150
			180,538
New Zealand (0.1%)
	Fletcher Building Ltd.	376,487	2,250
	Telecom Corp. of
	New Zealand Ltd.	1,329,503	2,241
	Sky City Entertainment
	Group Ltd.	448,576	1,135

	Auckland International
	Airport Ltd.	568,589	968
	Contact Energy Ltd.	198,348	966
			7,560
Norway (0.9%)
	Statoil ASA	727,552	17,396
	Telenor ASA	543,748	8,895
	DnB NOR ASA	610,716	8,625
	Yara International ASA	125,652	7,342
	Seadrill Ltd.	184,444	6,316
	Orkla ASA	513,288	5,026
	Norsk Hydro ASA	600,943	4,444
	Aker Solutions ASA	111,262	1,906
*	Renewable Energy Corp.
	ASA	322,428	994
			60,944
Portugal (0.3%)
	Portugal Telecom
	SGPS SA	390,741	4,478
	EDP - Energias de
	Portugal SA	1,264,952	4,228
	Galp Energia SGPS SA
	Class B	132,032	2,542
	Jeronimo Martins
	SGPS SA	118,637	1,816
	Banco Comercial
	Portugues SA	2,010,802	1,570
	Banco Espirito Santo SA	376,680	1,454
*	EDP Renovaveis SA	171,955	1,001
	Brisa Auto-Estradas de
	Portugal SA	119,537	837
	Cimpor Cimentos de
	Portugal SGPS SA	114,790	781
			18,707
Singapore (1.7%)
	Oversea-Chinese
	Banking Corp. Ltd.	1,666,300	12,852
	DBS Group Holdings Ltd.	1,138,123	12,726
	Singapore
	Telecommunications Ltd.	5,318,290	12,661
	United Overseas Bank Ltd.	814,504	11,579
	Keppel Corp. Ltd.	801,276	7,083
*	Genting Singapore plc	3,787,000	6,490
	CapitaLand Ltd.	1,828,000	5,297
	Wilmar International Ltd.	1,191,000	5,245
	Singapore Airlines Ltd.	398,710	4,766
	Singapore Exchange Ltd.	634,000	4,165
	Fraser and Neave Ltd.	728,650	3,644
	City Developments Ltd.	357,000	3,505
	Singapore Press
	Holdings Ltd.	1,117,250	3,475
	Noble Group Ltd.	1,916,890	3,246

20

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Golden
	Agri-Resources Ltd.	4,947,831	3,095
	Singapore Technologies
	Engineering Ltd.	1,015,906	2,712
	Olam International Ltd.	1,006,200	2,469
	SembCorp Industries Ltd.	596,660	2,393
	Jardine Cycle &
	Carriage Ltd.	73,037	2,086
	SembCorp Marine Ltd.	486,600	2,039
	ComfortDelGro Corp. Ltd.	1,597,000	1,932
	Keppel Land Ltd.	509,000	1,909
*	Global Logistic
	Properties Ltd.	912,000	1,538
	Yangzijiang Shipbuilding
	Holdings Ltd.	936,000	1,396
	UOL Group Ltd.	372,750	1,384
	Cosco Corp. Singapore Ltd.	799,000	1,336
*	Neptune Orient Lines Ltd.	509,250	867
	StarHub Ltd.	327,000	673
*	Golden Agri-Resources Ltd.
	Warrants Exp. 07/23/2012	236,188	44
			122,607
Spain (3.3%)
	Telefonica SA	2,654,548	60,841
	Banco Santander SA	5,315,057	56,858
	Banco Bilbao Vizcaya
	Argentaria SA	2,772,588	28,367
	Iberdrola SA	2,600,828	20,245
	Repsol YPF SA	477,873	13,434
	Inditex SA	135,296	10,167
	ACS Actividades de
	Construccion y
	Servicios SA	86,943	4,099
	Abertis Infraestructuras SA	201,743	3,656
	Red Electrica Corp. SA	74,031	3,504
	Gas Natural SDG SA	207,783	3,213
	Criteria Caixacorp SA	581,251	3,117
	Ferrovial SA	302,159	3,029
	Banco Popular Espanol SA	584,876	3,028
	Banco de Sabadell SA	640,859	2,536
*	Amadeus IT Holding SA	118,567	2,501
	Iberdrola Renovables SA	601,213	2,145
	Enagas	106,433	2,137
*	Iberia Lineas Aereas de
	Espana SA	320,292	1,380
	Gestevision Telecinco SA	121,078	1,339
	Acerinox SA	75,312	1,331
	Acciona SA	18,508	1,319
	Mapfre SA	466,888	1,307
	Bankinter SA	213,143	1,191
	Indra Sistemas SA	68,223	1,174
	Zardoya Otis SA	80,028	1,133
	Grifols SA	76,426	1,049

	Fomento de
	Construcciones y
	Contratas SA	31,760	840
	Banco de Valencia SA	118,661	524
			235,464
Sweden (3.2%)
	Nordea Bank AB	2,105,705	22,905
	Telefonaktiebolaget LM
	Ericsson Class B	1,959,734	22,720
	Hennes & Mauritz AB
	Class B	664,894	22,154
*	Volvo AB Class B	900,269	15,866
	Sandvik AB	679,135	13,257
	TeliaSonera AB	1,513,159	12,017
	Atlas Copco AB Class A	452,949	11,439
	Svenska Handelsbanken
	AB Class A	332,141	10,621
	SKF AB	273,149	7,798
	Skandinaviska Enskilda
	Banken AB Class A	915,818	7,650
*	Swedbank AB Class A	450,556	6,303
	Atlas Copco AB Class B	271,521	6,149
	Svenska Cellulosa AB
	Class B	375,661	5,934
	Assa Abloy AB Class B	195,025	5,504
	Millicom International
	Cellular SA	54,718	5,254
	Alfa Laval AB	240,333	5,076
	Skanska AB Class B	249,077	4,940
	Electrolux AB Class B	170,081	4,828
	Scania AB Class B	199,458	4,593
	Swedish Match AB	149,286	4,328
	Tele2 AB	196,143	4,071
	Boliden AB	184,335	3,757
	Hexagon AB Class B	158,635	3,408
	Kinnevik Investment AB
	Class B	155,755	3,173
	Getinge AB	149,974	3,141
	Ratos AB	79,527	2,942
	Securitas AB Class B	246,706	2,890
	SSAB AB Class A	137,704	2,322
	Modern Times Group AB
	Class B	32,652	2,164
	Husqvarna AB	243,765	2,038
	Holmen AB	50,548	1,665
			230,907
Switzerland (8.1%)
	Nestle SA	2,235,369	131,364
	Novartis AG	1,362,668	80,464
	Roche Holding AG	453,872	66,741
*	UBS AG	2,345,040	38,622
	ABB Ltd.	1,421,029	31,827
	Credit Suisse Group AG	729,735	29,481

21

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Zurich Financial Services
	AG	94,656	24,589
	Cie Financiere Richemont
	SA	339,569	20,030
	Syngenta AG	61,700	18,143
*	Transocean Ltd.	202,632	14,002
	Swiss Reinsurance Co. Ltd.	230,407	12,399
	Holcim Ltd.	160,321	12,170
	Swatch Group AG (Bearer)	20,317	9,087
	Swisscom AG	15,503	6,836
	Julius Baer Group Ltd.	131,499	6,176
	Geberit AG	25,600	5,938
	SGS SA	3,478	5,856
	Givaudan SA	5,321	5,762
	Synthes Inc.	37,534	5,082
	Adecco SA	76,195	5,012
	Kuehne & Nagel
	International AG	34,161	4,768
	Sonova Holding AG	30,930	3,999
	Schindler Holding AG
	(Bearer)	32,746	3,886
*	Actelion Ltd.	68,081	3,740
	Baloise Holding AG	32,458	3,167
	Swiss Life Holding AG	21,163	3,062
	Sika AG	1,342	2,955
	Lonza Group AG	33,243	2,673
	Swatch Group AG
	(Registered)	30,354	2,457
*	GAM Holding AG	146,329	2,426
	Lindt & Spruengli AG	74	2,389
*	Logitech International SA	123,677	2,359
*	Aryzta AG	43,185	2,001
	Lindt & Spruengli AG	591	1,790
	Schindler Holding AG
	(Registered)	12,186	1,463
	Straumann Holding AG	5,943	1,365
*	Aryzta AG	14,448	679
			574,760
United Kingdom (21.4%)
	HSBC Holdings plc	11,350,253	116,489
	Vodafone Group plc	34,050,916	89,765
	BP plc	12,034,032	89,076
	Royal Dutch Shell plc
	Class A	2,112,683	70,836
	Rio Tinto plc	931,367	66,669
	GlaxoSmithKline plc	3,353,673	65,311
	Royal Dutch Shell plc
	Class B	1,731,381	57,575
	BHP Billiton plc	1,417,760	57,279
	British American
	Tobacco plc	1,286,417	49,692
	Anglo American plc	847,122	44,502
	BG Group plc	2,173,033	44,266
	AstraZeneca plc	920,682	42,136

	Standard Chartered plc	1,495,274	40,536
	Tesco plc	5,109,309	34,023
	Xstrata plc	1,317,105	31,342
	Barclays plc	7,412,598	30,764
	Diageo plc	1,624,480	30,225
*	Lloyds Banking
	Group plc	26,433,370	27,402
	Unilever plc	820,935	25,322
	Reckitt Benckiser
	Group plc	391,205	21,613
	SABMiller plc	608,546	21,529
	Imperial Tobacco
	Group plc	661,588	20,423
	National Grid plc	2,267,127	19,678
	Prudential plc	1,650,339	17,314
	Centrica plc	3,327,594	17,314
	BT Group plc	5,069,814	14,460
	Rolls-Royce Group plc	1,214,253	11,881
	Scottish &
	Southern Energy plc	602,217	11,552
	BAE Systems plc	2,225,795	11,513
	Aviva plc	1,829,944	11,296
	Tullow Oil plc	564,365	11,192
	Compass Group plc	1,180,499	10,759
	WPP plc	800,051	9,932
	Shire plc	369,975	8,958
	British Sky Broadcasting
	Group plc	752,063	8,681
	Pearson plc	534,074	8,452
	Experian plc	671,590	8,400
*	Royal Bank of
	Scotland Group plc	11,497,544	7,091
	Old Mutual plc	3,614,348	6,990
	International Power plc	1,002,322	6,893
	Reed Elsevier plc	805,044	6,829
	Kingfisher plc	1,571,184	6,500
	Antofagasta plc	254,071	6,456
	Smith & Nephew plc	587,691	6,231
	Legal & General Group plc	3,902,265	5,935
*	Cairn Energy plc	898,409	5,923
*	Wolseley plc	181,188	5,825
	Marks &
	Spencer Group plc	995,707	5,766
	Royal Dutch Shell plc
	Class A
	(Amsterdam shares)	167,144	5,560
	WM Morrison
	Supermarkets plc	1,318,467	5,532
	Man Group plc	1,183,367	5,510
	ARM Holdings plc	797,942	5,469
	Land Securities Group plc	511,752	5,421
	Carnival plc	112,756	5,267
	Standard Life plc	1,515,040	5,138
	Smiths Group plc	259,837	5,072

22

Tax-Managed International Fund

			Market
			Value
		Shares	($000)
	Burberry Group plc	278,285	4,911
	British Land Co. plc	590,416	4,867
	J Sainsbury plc	815,364	4,810
	Randgold Resources Ltd.	55,605	4,605
	Johnson Matthey plc	142,840	4,570
	Capita Group plc	409,814	4,476
	RSA Insurance Group plc	2,183,249	4,286
	United Utilities Group plc	457,609	4,251
	Petrofac Ltd.	165,448	4,128
	AMEC plc	223,726	4,040
	Aggreko plc	172,458	4,007
	Associated British
	Foods plc	215,505	3,995
	Sage Group plc	889,536	3,816
	Severn Trent plc	161,914	3,759
	Resolution Ltd.	990,828	3,640
	G4S plc	888,283	3,539
	Next plc	113,945	3,534
	Weir Group plc	126,270	3,523
	Intercontinental Hotels
	Group plc	174,514	3,423
	3i Group plc	659,578	3,403
*	Lonmin plc	105,722	3,268
	ICAP plc	384,359	3,227
	Kazakhmys plc	126,243	3,218
	Hammerson plc	486,619	3,185
	Admiral Group plc	133,351	3,167
*	Autonomy Corp. plc	133,416	3,152
	Invensys plc	550,198	3,054
	Whitbread plc	106,566	2,995
	Vedanta Resources plc	73,085	2,895
	Fresnillo plc	109,836	2,886
	Rexam plc	537,887	2,805
	Inmarsat plc	262,935	2,777
*	ITV plc	2,491,223	2,743
	Intertek Group plc	96,542	2,681
	Serco Group plc	300,250	2,617
	Investec plc	312,848	2,588
	Eurasian Natural
	Resources Corp. plc	156,468	2,584
	Bunzl plc	225,411	2,542

Schroders plc	79,165	2,305
Segro plc	511,833	2,302
Cobham plc	718,538	2,294
Capital Shopping Centres
Group plc	314,019	2,057
Balfour Beatty plc	405,880	1,993
Babcock International
Group plc	202,804	1,815
* British Airways plc	421,727	1,805
Thomas Cook Group plc	604,939	1,798
Firstgroup plc	276,599	1,728
* Essar Energy plc	186,386	1,699
Cable & Wireless
Worldwide plc	1,569,901	1,619
Home Retail Group plc	511,448	1,518
London Stock Exchange
Group plc	101,138	1,332
TUI Travel plc	319,242	1,235
		1,531,032
Total Common Stocks
(Cost $6,623,065)		7,139,817
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market
Liquidity Fund, 0.211%
(Cost $8,138)	8,137,659	8,138
Total Investments (100.1%)
(Cost $6,631,203)		7,147,955
Other Assets and Liabilities (-0.1%)
Other Assets		9,115
Liabilities		(14,562)
		(5,447)
Net Assets (100%)		7,142,508

23

Tax-Managed International Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,063,044
Overdistributed Net Investment Income	(5,506)
Accumulated Net Realized Losses	(431,803)
Unrealized Appreciation (Depreciation)
Investment Securities	516,752
Foreign Currencies	21
Net Assets	7,142,508

Investor Shares—Net Assets
Applicable to 127,371,352 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,475,569
Net Asset Value Per Share—
Investor Shares	$11.58

Institutional Shares—Net Assets
Applicable to 21,781,281 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	252,574
Net Asset Value Per Share—
Institutional Shares	$11.60

ETF Shares—Net Assets
Applicable to 150,222,481 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,414,365
Net Asset Value Per Share—
ETF Shares	$36.04

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Tax-Managed International Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends[1]	176,245
Interest[2]	6
Total Income	176,251
Expenses
The Vanguard Group—Note B
Investment Advisory Services	393
Management and Administrative—Investor Shares	1,895
Management and Administrative—Institutional Shares	73
Management and Administrative—ETF Shares	3,015
Marketing and Distribution—Investor Shares	272
Marketing and Distribution—Institutional Shares	50
Marketing and Distribution—ETF Shares	1,314
Custodian Fees	854
Auditing Fees	34
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	98
Trustees’ Fees and Expenses	8
Total Expenses	8,013
Net Investment Income	168,238
Realized Net Gain (Loss)
Investment Securities Sold	287,998
Foreign Currencies	618
Realized Net Gain (Loss)	288,616
Change in Unrealized Appreciation (Depreciation)
Investment Securities	101,846
Foreign Currencies	193
Change in Unrealized Appreciation (Depreciation)	102,039
Net Increase (Decrease) in Net Assets Resulting from Operations	558,893
1 Dividends are net of foreign withholding taxes of $15,151,000.
2 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,238	133,507
Realized Net Gain (Loss)	288,616	(192,276)
Change in Unrealized Appreciation (Depreciation)	102,039	1,325,206
Net Increase (Decrease) in Net Assets Resulting from Operations	558,893	1,266,437
Distributions
Net Investment Income
Investor Shares	(35,288)	(32,472)
Institutional Shares	(6,263)	(5,265)
ETF Shares	(129,223)	(102,044)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(170,774)	(139,781)
Capital Share Transactions
Investor Shares	(11,713)	772
Institutional Shares	24,551	(64,053)
ETF Shares	757,013	1,255,998
Net Increase (Decrease) from Capital Share Transactions	769,851	1,192,717
Total Increase (Decrease)	1,157,970	2,319,373
Net Assets
Beginning of Period	5,984,538	3,665,165
End of Period[1]	7,142,508	5,984,538
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,506,000) and ($3,597,000).

See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Managed International Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.95	$8.74	$15.40	$14.16	$11.48
Investment Operations
Net Investment Income	.278	.277[1]	.290	.332	.331
Net Realized and Unrealized Gain (Loss)
on Investments	.634	2.190	(6.661)	1.244	2.685
Total from Investment Operations	.912	2.467	(6.371)	1.576	3.016
Distributions
Dividends from Net Investment Income	(.282)	(.257)	(.289)	(.336)	(.336)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.282)	(.257)	(.289)	(.336)	(.336)
Net Asset Value, End of Period	$11.58	$10.95	$8.74	$15.40	$14.16

Total Return[2]	8.36%	28.27%	-41.27%	11.15%	26.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,476	$1,409	$1,131	$1,915	$1,624
Ratio of Total Expenses to
Average Net Assets	0.18%	0.20%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.70%	2.87%	3.47%	2.71%	2.70%
Portfolio Turnover Rate[3]	6%	9%	16%	6%	4%
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Tax-Managed International Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.96	$8.74	$15.41	$14.17	$11.48
Investment Operations
Net Investment Income	.289	.288[1]	.296	.341	.348
Net Realized and Unrealized Gain (Loss)
on Investments	.644	2.197	(6.671)	1.244	2.685
Total from Investment Operations	.933	2.485	(6.375)	1.585	3.033
Distributions
Dividends from Net Investment Income	(.293)	(.265)	(.295)	(.345)	(.343)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.293)	(.265)	(.295)	(.345)	(.343)
Net Asset Value, End of Period	$11.60	$10.96	$8.74	$15.41	$14.17

Total Return[2]	8.55%	28.48%	-41.27%	11.21%	26.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$253	$219	$242	$568	$258
Ratio of Total Expenses to
Average Net Assets	0.08%	0.10%	0.09%	0.09%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.80%	2.97%	3.53%	2.77%	2.76%
Portfolio Turnover Rate[3]	6%	9%	16%	6%	4%
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Tax-Managed International Fund

Financial Highlights

Europe Pacific ETF Shares
				July 20,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.06	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.887	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss) on Investments	1.990	6.836	(20.744)	(1.219)
Total from Investment Operations	2.877	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.897)	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.897)	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$36.04	$34.06	$27.18	$47.92

Total Return	8.47%	28.34%	-41.25%	-2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,414	$4,356	$2,292	$653
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.76%	2.92%	3.51%	2.74%[3]
Portfolio Turnover Rate[4]	6%	9%	16%	6%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard Europe Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

30

Tax-Managed International Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $1,128,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,971	7,133,771	75
Temporary Cash Investments	8,138	—	—
Total	14,109	7,133,771	75

31

Tax-Managed International Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	80
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of December 31, 2010	75

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2010, the fund realized net foreign currency gains of $618,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

During the year ended December 31, 2010, the fund realized $172,345,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2010, the fund had $2,248,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $431,803,000 to offset future net capital gains of $92,787,000 through December 31, 2016, and $339,016,000 through December 31, 2017.

At December 31, 2010, the cost of investment securities for tax purposes was $6,631,203,000. Net unrealized appreciation of investment securities for tax purposes was $516,752,000, consisting of unrealized gains of $1,057,469,000 on securities that had risen in value since their purchase and $540,717,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Tax-Managed International Fund

E. During the year ended December 31, 2010, the fund purchased $1,584,913,000 of investment securities and sold $818,360,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	110,270	10,303	125,159	14,090
Issued in Lieu of Cash Distributions	27,785	2,426	26,118	2,418
Redeemed[1]	(149,768)	(14,095)	(150,505)	(17,213)
Net Increase (Decrease)—Investor Shares	(11,713)	(1,366)	772	(705)
Institutional Shares
Issued	93,918	8,828	13,419	1,577
Issued in Lieu of Cash Distributions	4,669	407	3,723	345
Redeemed[1]	(74,036)	(7,475)	(81,195)	(9,541)
Net Increase (Decrease)—Institutional Shares	24,551	1,760	(64,053)	(7,619)
ETF Shares
Issued	1,181,384	35,340	1,367,568	47,062
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(424,371)	(13,000)	(111,570)	(3,500)
Net Increase (Decrease)—ETF Shares	757,013	22,340	1,255,998	43,562
1 Net of redemption fees for fiscal 2010 and 2009 of $957,000 and $931,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard Tax-Managed International Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $170,774,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $191,318,000 and foreign taxes paid of $15,121,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar-year amounts to be included on their 2010 tax returns.

34

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed International Fund Investor Shares
Periods Ended December 31, 2010

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	7.30%	2.76%	3.64%
Returns After Taxes on Distributions	7.06	2.52	3.34
Returns After Taxes on Distributions and Sale of Fund Shares	5.41	2.49	3.16

All returns are adjusted to reflect the 1% fee on redemptions of shares held for less than five years.

35

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

36

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,255.23	$1.02
Institutional Shares	1,000.00	1,257.11	0.46
Europe Pacific ETF Shares	1,000.00	1,255.85	0.51
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.30	$0.92
Institutional Shares	1,000.00	1,024.80	0.41
Europe Pacific ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.08% for Institutional Shares, and 0.09% for Europe Pacific ETF Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

38

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

39

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of	Founder
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the
Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2010: $137,000
Fiscal Year Ended December 31, 2009: $122,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2010: $3,607,060
Fiscal Year Ended December 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2010: $791,350
Fiscal Year Ended December 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2010: $336,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2010: $16,000
Fiscal Year Ended December 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2010: $352,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.